UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota			55101-2098
(Address of principal executive offices)			(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

ITEM 1.  REPORT TO STOCKHOLDERS.

Filed herewith.

Securian Funds Trust

Semi-Annual Report

June 30, 2012

Offered in Minnesota Life Insurance Company and
Securian Life Insurance Company Variable Products

SFT Advantus Bond Fund

SFT Advantus Mortgage Securities Fund

SFT Advantus Real Estate Securities Fund

SFT Advantus Index 500 Fund

SFT Advantus Index 400 Mid-Cap Fund

SFT Advantus International Bond Fund

SFT Advantus Money Market Fund

F74996-5 8-2012

Financial security
  for the long run ®

Advantus Bond Fund

Fund Objective

The Advantus Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2012, for each class of shares offered was as follows:

Class 1	4.00 percent*
Class 2	3.87 percent*

The Fund's benchmark, the Barclays Capital U.S. Aggregate Bond Index**, returned 2.37 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

Advantus Money Market Fund

Fund Objective

The Advantus Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. It invests in short-term money market instruments and other debt securities that mature within 397 days.

Investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six month period ended June 30, 2012, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Funds expenses by its investment advisor and principal underwriter.† The Fund's benchmark, the Barclays Capital U.S. Three Month Treasury Bellwether Index**, returned 0.04 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Three Month Treasury Bellwether Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupon strips.

† Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of Advantus Money Market Fund), Advantus Capital Management, Inc. (Advantus Capital) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. As of June 30, 2012, Advantus Capital and Securian Financial have collectively waived $1,785,711 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following May 1, 2013, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

Advantus Mortgage Securities Fund

Fund Objective

The Advantus Mortgage Securities Fund seeks a high level of current income consistent with prudent investment risk. The Fund will invest primarily in mortgage-related securities. The risks incurred by investing in mortgage-related securities include, but are not limited to, reinvestment of prepaid loans at low rates of return, and the inability to reinvest at higher interest rates when mortgages are prepaid more slowly than expected. In addition, the net asset value of the Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2012, for each class of shares offered was as follows:

Class 1	2.02 percent*
Class 2	1.89 percent*

The Fund's benchmark, the Barclays Capital U.S. Mortgage Backed Securities Index**, returned 1.66 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Barclays Capital U.S. Mortgage Backed Securities Index is an unmanaged benchmark composite which includes all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

Advantus Index 500 Fund

Fund Objective

The Advantus Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index (S&P 500)†. It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2012, for each class of shares offered was as follows:

Class 1	9.36 percent*
Class 2	9.22 percent*

The Fund's benchmark, the Standard & Poor's 500 Index**, returned 9.49 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The S&P 500 Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

† "Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust-Advantus Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Advantus International Bond Fund

Fund Objective

The Advantus International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. While Advantus Capital Management, Inc. acts as the investment adviser for the Fund, Franklin Advisers, Inc. provided investment advice to the Fund under a sub-advisory agreement. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2012, for each class of shares offered was as follows:

Class 1	5.25 percent*
Class 2	5.12 percent*

The Fund's benchmarks, the Citigroup World Government Bond Index** returned 0.41 percent for the same period.

Country Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Citigroup World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from twenty-three countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

Advantus Index 400 Mid-Cap Fund

Fund Objective

The Advantus Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 MidCap Index (S&P 400)†. It is designed to provide an economical and convenient means of maintaining a diversified Fund in this equity security area as part of an over-all investment strategy. The risks incurred by investing in the Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2012, for each class of shares offered was as follows:

Class 1	7.77 percent*
Class 2	7.63 percent*

The Fund's benchmark, the Standard and Poor's MidCap 400 Index** returned 7.90 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**S&P 400 MidCap Index consists of 400 domestic stocks chosen for market size (median market capitalization of about $610 million), liquidity and industry group representation. It is a market-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value.

† "Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Securian Funds Trust-Advantus Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

Advantus Real Estate Securities Fund

Fund Objective

The Advantus Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2012, for each class of shares offered was as follows:

Class 1	14.40 percent*
Class 2	14.26 percent*

The Fund's benchmark, the Wilshire Real Estate Securities Index**, returned 14.85 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**The Wilshire Real Estate Securities Index is a market capitalization-weighted index of equity securities whose primary business is equity ownership of commercial real estate (REITS).

Advantus Bond Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.6%)
Government Obligations (48.1%)
Other Government Obligations (1.8%)
Provincial or Local Government Obligations (1.8%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$606,309
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,323,029
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	1,050,000	1,228,857
Port Authority of New York & New Jersey, 4.926%, 10/01/51	3,055,000	3,442,405
		6,600,600
U.S. Government Agencies and Obligations (46.3%)
Export-Import Bank of the United States (0.3%)
Helios Leasing I LLC, 2.018%, 05/29/24	980,000	978,706
Federal Home Loan Mortgage Corporation (FHLMC) (12.9%)
3.500%, 10/01/25	807,857	863,589
3.500%, 01/01/42	979,088	1,038,688
4.000%, 09/01/40	1,261,682	1,360,313
4.000%, 10/01/40	1,246,150	1,324,095
4.000%, 11/01/40	3,874,594	4,190,586
4.000%, 02/01/41	923,761	994,531
4.000%, 08/01/41	1,906,635	2,044,958
4.000%, 07/01/42 (b)	1,820,000	1,931,191
4.500%, 01/01/41	1,858,481	1,988,004
4.500%, 02/01/41 (c)	1,423,782	1,565,277
4.500%, 03/01/41	1,839,455	2,001,567
4.500%, 04/01/41	1,810,685	1,981,579
5.000%, 04/01/35	529,010	570,236
5.000%, 08/01/35	286,348	308,664
5.000%, 11/01/35	648,178	698,691
5.000%, 11/01/39	1,144,694	1,268,063
5.000%, 03/01/40	5,569,911	6,164,580
5.000%, 04/01/40	1,255,472	1,368,809
5.000%, 08/01/40	785,772	851,551
5.500%, 12/01/17	179,752	194,324
5.500%, 06/01/20	367,011	401,743
5.500%, 10/01/20	547,746	599,582
5.500%, 11/01/23	420,744	461,769
5.500%, 05/01/34 (c)	2,282,972	2,545,526
5.500%, 10/01/34 (c)	1,005,584	1,113,061
5.500%, 07/01/35	1,499,486	1,645,437
5.500%, 10/01/35 (c)	1,352,307	1,494,179
5.500%, 12/01/38 (c)	1,781,126	1,959,805
6.000%, 11/01/33 (c)	1,219,971	1,386,884
6.500%, 09/01/32	155,045	176,758
6.500%, 06/01/36 (c)	1,145,037	1,302,171
7.000%, 12/01/37	777,565	902,310
		46,698,521

	Principal	Value(a)
Federal National Mortgage Association (FNMA) (22.1%)
3.000%, 07/01/27 (b)	$3,000,000	$3,142,969
3.000%, 03/01/42 (b)	988,255	1,015,714
3.500%, 11/01/25	855,628	918,666
3.500%, 01/01/26	861,169	924,615
3.500%, 11/01/40	918,836	974,515
3.500%, 01/01/41	928,052	980,810
3.500%, 02/01/41	505,549	536,974
3.500%, 04/01/41	814,305	860,597
3.500%, 11/01/41	4,972,941	5,264,967
3.500%, 07/01/42 (b)	1,000,000	1,051,094
4.000%, 04/01/41	2,784,607	3,009,250
4.000%, 08/01/41 (c)	1,674,828	1,785,866
4.000%, 09/01/41	1,914,057	2,065,480
4.000%, 07/01/42 (b)	3,130,000	3,331,005
4.500%, 07/01/27 (b)	2,995,000	3,209,798
4.500%, 05/01/35	633,796	682,126
4.500%, 07/01/35	1,991,918	2,143,812
4.500%, 06/01/39	811,761	888,705
4.500%, 04/01/41	4,578,794	5,036,261
4.500%, 07/01/41	5,346,571	5,806,015
5.000%, 05/01/18	78,776	86,045
5.000%, 06/01/18	163,934	178,420
5.000%, 07/01/18	360,159	393,390
5.000%, 07/01/23	479,227	527,170
5.000%, 11/01/33	267,891	291,510
5.000%, 05/01/34	91,303	99,295
5.000%, 12/01/34	1,337,954	1,455,919
5.000%, 04/01/35	341,937	371,871
5.000%, 08/01/35	712,049	772,604
5.000%, 04/01/38	681,192	762,538
5.000%, 12/01/39	795,858	890,897
5.000%, 04/01/41	931,043	1,037,862
5.500%, 09/01/17	55,834	60,394
5.500%, 02/01/18	196,778	214,219
5.500%, 03/01/18	379,209	413,265
5.500%, 04/01/33 (c)	1,381,751	1,535,047
5.500%, 10/01/33	411,458	452,348
5.500%, 12/01/33	386,711	429,614
5.500%, 01/01/34	665,281	731,396
5.500%, 02/01/34	451,341	501,414
5.500%, 03/01/34 (c)	1,135,518	1,264,533
5.500%, 04/01/34 (c)	2,289,118	2,540,332
5.500%, 09/01/34	163,778	181,949
5.500%, 02/01/35	750,016	828,303
5.500%, 04/01/35	1,239,835	1,368,474
5.500%, 06/01/35	426,344	467,649
5.500%, 08/01/35	736,629	810,296
5.500%, 10/01/35	983,069	1,099,507
5.500%, 11/01/35	586,159	642,946
5.500%, 12/01/35	407,132	447,255
5.500%, 07/01/36	844,452	927,846
5.500%, 12/01/39	566,248	624,999
6.000%, 09/01/17	300,492	324,868
6.000%, 08/01/23	373,976	411,172
6.000%, 10/01/32	946,363	1,065,662
6.000%, 11/01/32	708,373	797,671
6.000%, 03/01/33 (c)	837,212	942,752
6.000%, 04/01/33	102,549	115,477
6.000%, 12/01/33	474,834	534,693
6.000%, 01/01/36	406,454	453,247

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
6.000%, 08/01/37	$370,339	$409,166
6.000%, 09/01/37	533,180	595,829
6.000%, 10/01/38	632,319	707,683
6.000%, 12/01/38	704,759	785,233
6.000%, 06/01/40	482,352	531,551
6.500%, 12/01/31	223,620	256,620
6.500%, 02/01/32	72,005	82,691
6.500%, 04/01/32	366,434	423,026
6.500%, 05/01/32	128,508	147,740
6.500%, 07/01/32	307,911	352,837
6.500%, 08/01/32	422,049	484,508
6.500%, 09/01/32	282,405	323,522
6.500%, 10/01/32	398,721	457,228
6.500%, 11/01/36	509,456	575,191
6.500%, 08/01/37	143,899	163,006
6.500%, 11/01/37	632,134	718,242
6.500%, 11/01/39	618,161	695,991
7.000%, 07/01/31	259,123	302,953
7.000%, 09/01/31	373,925	437,439
7.000%, 11/01/31	460,014	541,515
7.000%, 02/01/32	90,501	105,807
7.000%, 03/01/32	59,973	70,116
7.000%, 07/01/32	189,999	222,083
7.500%, 04/01/31	247,706	303,608
7.500%, 05/01/31	63,697	78,095
		80,455,768
Government National Mortgage Association (GNMA) (1.3%)
0.351%, 06/17/45 (d) (e)	10,780,712	198,354
4.920%, 05/16/34	681,231	714,939
5.000%, 12/15/39	65,869	73,153
5.000%, 01/15/40	1,550,703	1,720,245
5.500%, 07/15/38	915,409	1,021,820
5.500%, 10/15/38	759,340	850,457
8.500%, 10/15/22	19,061	19,591
		4,598,559
U.S. Treasury (9.7%)
U.S. Treasury Bond
3.125%, 02/15/42	8,605,000	9,242,303
5.375%, 02/15/31 (f)	5,115,000	7,453,517
U.S. Treasury Note
0.250%, 05/31/14	1,645,000	1,642,944
0.625%, 05/31/17	3,475,000	3,458,984
1.125%, 05/31/19	1,715,000	1,717,679
1.750%, 05/15/22	10,460,000	10,544,987
1.875%, 07/15/13 (g)	1,315,251	1,346,899
		35,407,313
Total government obligations (cost: $164,614,319)		174,739,467
Asset-Backed Securities (4.6%)
Asset-Backed Securities (4.6%)
AmeriCredit Automobile Receivables Trust
0.840%, 06/09/14	284,309	284,398
1.990%, 10/08/15	560,000	564,243
2.850%, 08/08/16	1,000,000	1,027,017
Chrysler Financial Auto Securitization Trust, 1.650%, 11/08/13	1,180,000	1,184,022

	Principal	Value(a)
Conseco Financial Corp.
6.400%, 10/15/18	$140,483	$144,657
7.300%, 11/15/28	311,784	315,962
7.400%, 06/15/27	337,072	355,301
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (e) (h) (i) (j)	1,755,000	1,693,301
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (e)	1,922,575	1,241,787
GMAC Mortgage Corp. Loan Trust
5.952%, 08/25/37 (c) (e)	3,095,000	2,009,453
6.088%, 10/25/36 (k)	1,117,663	817,013
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (i)	1,400,000	1,447,685
Origen Manufactured Housing
5.700%, 01/15/35 (e)	1,349,530	1,419,178
5.730%, 11/15/35 (e)	521,008	548,816
5.860%, 06/15/36 (e)	581,308	602,935
World Financial Network Credit Card Master Trust 0.372%, 02/15/17 (e) (i)	3,080,000	3,073,302
Total asset-backed securities (cost: $18,629,095)		16,729,070
Other Mortgage-Backed Securities (9.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (2.2%)
Banc of America Alternative Loan Trust, 5.380%, 11/25/35 (e)	364,492	11,132
BHN I Mortgage Fund, 0.010%, 07/01/13 (h) (i) (j) (l) (m)	57,000	—
BlackRock Capital Finance L.P., 7.750%, 09/25/26 (h) (i)	80,472	22,633
Credit-Based Asset Servicing and Securitization LLC, 6.240%, 10/25/36 (i) (k)	469,466	498,515
Global Mortgage Securitization Ltd.
5.250%, 04/25/32 (m)	671,112	556,064
5.250%, 11/25/32 (i) (j) (m)	1,176,319	913,637
GS Mortgage Securities Corp II, 3.551%, 04/10/34 (i)	3,635,000	3,757,634
JPMorgan Mortgage Trust, 2.660%, 11/25/33 (e)	941,330	785,163
Mellon Residential Funding Corp., 6.750%, 06/25/28	46,249	49,069
Residential Accredit Loans, Inc., 5.750%, 05/25/33	1,478,193	1,336,119
		7,929,966
Commercial Mortgage-Backed Securities (6.8%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (i)	1,480,000	1,503,667
Asset Securitization Corp.
7.669%, 02/14/43 (e)	2,445,000	2,459,912
8.621%, 08/13/29 (d) (e)	131,324	6,786

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Commercial Mortgage Asset Trust, 6.975%, 01/17/32 (e)	$895,032	$922,744
Commercial Mortgage Pass Through Certificates, 2.365%, 02/10/29 (i)	2,310,000	2,362,947
GE Capital Commercial Mortgage Corp., 6.314%, 08/11/36 (c) (e) (i)	1,115,000	1,113,438
Hometown Commercial Mortgage
5.506%, 11/11/38 (i) (j)	1,621,811	968,697
6.057%, 06/11/39 (i) (j)	1,582,883	1,074,855
JPMorgan Chase Commercial Mortgage Securities Corp.
2.227%, 12/05/27 (e) (i) (j)	11,049,504	1,328,968
5.633%, 12/05/27 (i)	2,165,000	2,484,519
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (e)	941,866	954,120
Morgan Stanley Capital I, 3.773%, 03/15/45	685,000	686,820
Multi Security Asset Trust, 5.880%, 11/28/35 (e) (i) (j)	1,540,000	973,150
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (i)	1,080,000	1,062,497
Timberstar Trust, 6.208%, 10/15/36 (i)	2,515,000	2,654,844
Vornado DP LLC, 4.004%, 09/13/28 (i)	1,475,000	1,606,269
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	954,897
3.791%, 02/15/44 (i)	1,485,000	1,593,046
		24,712,176
Total other mortgage-backed securities (cost: $34,925,697)		32,642,142
Corporate Obligations (35.9%)
Basic Materials (0.5%)
Chemicals (0.5%)
Eastman Chemical Co., 2.400%, 06/01/17	1,770,000	1,788,752
Capital Goods (1.8%)
Containers-Metal/Glass (0.6%)
Ball Corp., 6.750%, 09/15/20	2,040,000	2,244,000
Manufacturing (1.2%)
Actuant Corp., 5.625%, 06/15/22 (i)	860,000	883,650
Tyco International Finance SA, 8.500%, 01/15/19 (m)	2,220,000	3,040,141
Valmont Industries, Inc., 6.625%, 04/20/20	300,000	352,031
		4,275,822
Communications (2.7%)
Cable/Satellite TV (2.0%)
DISH DBS Corp.
4.625%, 07/15/17 (i)	1,220,000	1,221,525
7.750%, 05/31/15	1,820,000	2,020,200

	Principal	Value(a)
Time Warner Cable, Inc., 5.400%, 07/02/12	$3,950,000	$3,950,000
		7,191,725
Telephone — Integrated (0.3%)
British Telecommunications PLC, 2.000%, 06/22/15	1,100,000	1,115,115
Wireless Telecommunication Services (0.4%)
Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,670,000	1,674,618
Consumer Cyclical (0.9%)
Auto/Truck Parts & Equipment — Original (0.1%)
Delphi Corp., 6.125%, 05/15/21	290,000	316,825
Retail (0.8%)
Dollar General Corp., 4.125%, 07/15/17 (b)	950,000	963,062
Target Corp., 4.000%, 07/01/42	2,150,000	2,117,804
		3,080,866
Consumer Staples (0.8%)
Tobacco (0.8%)
Altria Group, Inc., 10.200%, 02/06/39	1,310,000	2,131,010
B.A.T. International Finance PLC, 1.400%, 06/05/15 (i)	725,000	724,915
		2,855,925
Consumer, Non-cyclical (3.4%)
Beverages (0.5%)
Pernod-Ricard SA, 5.750%, 04/07/21 (i) (m)	1,750,000	1,975,604
Biotechnology (0.3%)
Gilead Sciences, Inc., 5.650%, 12/01/41	880,000	1,025,781
Drugstore Chains (0.9%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,386,238	2,691,224
6.943%, 01/10/30	441,262	522,555
		3,213,779
Food (0.3%)
Tesco PLC, 2.000%, 12/05/14 (i) (m)	1,250,000	1,262,810
Food — Major Diversified (0.6%)
Kellogg Co., 1.750%, 05/17/17	865,000	864,953
Kraft Foods Group, Inc., 1.625%, 06/04/15 (i)	1,205,000	1,217,748
		2,082,701
Security Services (0.8%)
The ADT Corp.
2.250%, 07/15/17 (b) (i) (j)	1,610,000	1,617,551
4.875%, 07/15/42 (b) (i) (j)	1,225,000	1,199,999
		2,817,550

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Energy (4.2%)
Pipelines (4.2%)
El Paso Natural Gas Co., 7.500%, 11/15/26	$2,205,000	$2,698,298
El Paso Pipeline Partners Operating Co. LLC, 5.000%, 10/01/21	400,000	432,771
Energy Transfer Partners L.P., 9.000%, 04/15/19	2,300,000	2,872,645
Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (i)	650,000	676,000
NuStar Logistics L.P., 7.650%, 04/15/18	2,336,000	2,721,858
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,499,362
Western Gas Partners L.P.
4.000%, 07/01/22	610,000	610,000
5.375%, 06/01/21	1,835,000	2,031,143
Williams Partners L.P./Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	838,747
		15,380,824
Financial (11.9%)
Banks (4.3%)
Discover Bank/Greenwood, 8.700%, 11/18/19	1,355,000	1,683,449
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,503,395
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	959,563
6.000%, 07/05/17	400,000	446,069
6.000%, 10/01/17	1,575,000	1,763,405
Morgan Stanley, 6.250%, 08/28/17	1,435,000	1,481,194
PNC Bank NA, 6.875%, 04/01/18	765,000	912,561
SunTrust Bank, 0.757%, 08/24/15 (e)	1,445,000	1,348,646
The Goldman Sachs Group, Inc., 6.250%, 09/01/17	920,000	1,000,288
US Bank NA, 3.778%, 04/29/20 (e)	2,495,000	2,606,711
		15,705,281
Finance — Credit Card (1.3%)
American Express Credit Corp.
1.568%, 06/12/15 (e)	780,000	787,879
1.750%, 06/12/15	1,450,000	1,466,469
Capital One Bank USA NA, 8.800%, 07/15/19	1,985,000	2,499,814
		4,754,162
Finance — Diversified (1.6%)
Citigroup, Inc., 4.450%, 01/10/17	2,485,000	2,604,884
Discover Financial Services, 6.450%, 06/12/17	805,000	903,206
Ford Motor Credit Co. LLC, 3.000%, 06/12/17	950,000	944,766

	Principal	Value(a)
International Lease Finance Corp., 6.500%, 09/01/14 (i)	$1,270,000	$1,339,850
		5,792,706
Insurance (2.1%)
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (i)	1,805,000	1,827,014
Metropolitan Life Global Funding I, 2.500%, 09/29/15 (i)	1,480,000	1,516,889
OneBeacon US Holdings, Inc., 5.875%, 05/15/13 (j)	487,000	500,903
StanCorp Financial Group, Inc., 6.875%, 10/01/12 (j)	2,050,000	2,078,737
Symetra Financial Corp., 6.125%, 04/01/16 (i) (j)	1,710,000	1,748,338
		7,671,881
Real Estate Investment Trust — Health Care (1.6%)
HCP, Inc., 3.750%, 02/01/19	1,235,000	1,232,832
Health Care REIT, Inc., 4.125%, 04/01/19	1,365,000	1,386,504
Healthcare Realty Trust, Inc., 5.125%, 04/01/14	1,585,000	1,641,141
Nationwide Health Properties, Inc., 6.250%, 02/01/13	1,290,000	1,324,847
		5,585,324
Real Estate Investment Trust — Retail (0.5%)
WEA Finance LLC/WT Finance Aust Pty Ltd., 7.500%, 06/02/14 (i)	1,580,000	1,723,918
Real Estate Operation/Development (0.5%)
Colonial Realty L.P., 5.500%, 10/01/15	1,745,000	1,845,186
Health Care (2.4%)
Drugs (0.8%)
Medco Health Solutions, Inc., 7.125%, 03/15/18	2,350,000	2,899,395
Health Care Providers & Services (0.1%)
Coventry Health Care, Inc., 6.125%, 01/15/15	355,000	387,205
Medical Labs & Testing Services (0.6%)
Quest Diagnostics, Inc., 5.750%, 01/30/40	1,780,000	2,037,840
Medical Products/Supplies (0.9%)
Aristotle Holding, Inc., 3.500%, 11/15/16 (i)	400,000	421,146
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,832,297
		3,253,443
Industrials (0.8%)
Aerospace/Defense (0.2%)
BE Aerospace, Inc., 5.250%, 04/01/22	800,000	824,000

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Containers & Packaging (0.3%)
Rock-Tenn Co., 4.450%, 03/01/19 (i)	$1,065,000	$1,093,958
Engineering/R&D Services (0.3%)
ABB Finance USA, Inc., 1.625%, 05/08/17	1,050,000	1,055,072
Technology (1.9%)
Computer Software & Services (1.4%)
Hewlett-Packard Co., 3.300%, 12/09/16	3,220,000	3,365,712
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,722,406
		5,088,118
Software (0.5%)
BMC Software, Inc., 4.250%, 02/15/22	740,000	740,550
Dun & Bradstreet Corp., 2.875%, 11/15/15	940,000	966,471
		1,707,021
Transportation (2.7%)
Airlines (1.8%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	577,424	612,069
Continental Airlines 2006-1 Class G Pass Through Trust, 0.817%, 06/02/15 (e)	1,788,219	1,734,573
United Air Lines, Inc., 10.400%, 05/01/18	1,536,171	1,753,232
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,697,829	1,782,721
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	715,000	731,981
		6,614,576
Transport — Rail (0.9%)
BNSF Funding Trust I, 6.613%, 12/15/55 (e)	2,860,000	3,017,300
Utilities (1.9%)
Electric Companies (1.3%)
CMS Energy Corp., 8.750%, 06/15/19	1,725,000	2,127,882
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,522,400
		4,650,282

	Shares/ Principal	Value(a)
Electric — Integrated (0.6%)
CMS Energy Corp., 2.750%, 05/15/14	$580,000	$583,001
Delmarva Power & Light Co., 4.000%, 06/01/42	1,515,000	1,539,746
		2,122,747
Total corporate obligations (cost: $124,127,101)		130,132,112
Total long-term debt securities (cost: $342,296,212)		354,242,791
Short-Term Securities (5.7%)
Investment Companies (5.7%)
Dreyfus Treasury Cash Management Fund, current rate 0.000%	17,026,241	17,026,241
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	3,000,000	3,000,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	746,592	746,592
Total short-term securities (cost: $20,772,833)		20,772,833
Total investments in securities (cost: $363,069,045) (n)		375,015,624
Liabilities in excess of cash and other assets (-3.3%)		(11,881,021)
Total net assets (100.0%)		$363,134,603

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2012, the total cost of investments issued on a when-issued or forward commitment basis was $17,411,250.

(c)  All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2012.

(d)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)  Variable rate security.

(f)  Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to financial statements.

Advantus Bond Fund
Investments in Securities – continued

Holdings of Open Futures Contracts

On June 30, 2012, securities with an aggregate market value of $291,438 have been segregated to cover margin requirements for the following open futures contracts:

Type (Expiration)	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note (September 2012)	22	Long	$(2,450)
5 Year U.S. Treasury Note (September 2012)	189	Long	42,440
10 Year U.S. Treasury Note (September 2012)	184	Short	(108,182)
	395		$(68,192)

(g)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(i)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(j)  Illiquid security. (See Note 5.)

(k)  Represents a security that remains at a specified coupon until a predetermined date, at which time the next stated rate becomes the effective rate.

(l)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(m)  The Fund held 2.1% of net assets in foreign securities at June 30, 2012.

(n)  At June 30, 2012, the cost of securities for federal income tax purposes was $363,087,033. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$18,011,828
Gross unrealized depreciation	(6,083,237)
Net unrealized appreciation	$11,928,591

See accompanying notes to financial statements.

Advantus Money Market Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (27.8%)
Consumer Staples (8.4%)
Beverages (1.5%)
Coca-Cola Co., 0.132%, 07/27/12 (b)	$1,500,000	$1,499,859
Food (2.9%)
Nestle Capital Corp.
0.051%, 08/23/12 (b)	2,000,000	1,999,853
0.061%, 08/14/12 (b)	1,000,000	999,927
		2,999,780
Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc., 0.122%, 07/31/12 (b)	1,500,000	1,499,850
Personal Care (2.5%)
Proctor & Gamble Co., 0.122%, 08/09/12 (b)	2,500,000	2,499,675
Financial (13.7%)
Auto Finance (3.0%)
American Honda Finance
0.152%, 07/25/12	1,000,000	999,900
0.152%, 08/10/12	2,000,000	1,999,667
		2,999,567
Banks (3.0%)
PNC Bank NA
0.142%, 07/23/12	1,000,000	999,915
0.193%, 08/20/12	2,000,000	1,999,472
		2,999,387
Diversified Financial Services (3.5%)
General Electric Capital Corp., 0.112%, 07/30/12	2,500,000	2,499,778
New York Life Capital Corp., 0.132%, 08/01/12 (b)	1,000,000	999,888
		3,499,666
Insurance (4.2%)
Massachusetts Mutual Life Insurance Co.
0.162%, 07/13/12 (b)	2,000,000	1,999,893
0.183%, 07/24/12 (b)	1,000,000	999,885
MetLife Funding, Inc., 0.152%, 07/11/12	1,250,000	1,249,948
		4,249,726
Health Care (3.7%)
Health Care Equipment & Supplies (2.7%)
Medtronic, Inc., 0.122%, 07/26/12 (b)	2,750,000	2,749,771
Medical Labs & Testing Services (1.0%)
Novartis Finance Corp., 0.152%, 08/08/12 (b)	1,000,000	999,841

	Principal	Value(a)
Industrials (2.0%)
Electrical Equipment (2.0%)
Emerson Electric Co., 0.132%, 07/20/12 (b)	$2,000,000	$1,999,863
Total commercial paper (cost: $27,996,985)		27,996,985
Corporate Bonds & Notes (11.8%)
Financial (5.9%)
Banks (3.9%)
US Bank NA, 0.686%, 10/26/12 (c)	3,940,000	3,942,799
Diversified Financial Services (2.0%)
New York Life Global Funding, 0.517%, 08/22/12 (c) (d)	2,025,000	2,025,670
Health Care (4.3%)
Insurance (2.0%)
MetLife Institutional Funding II, 0.868%, 12/07/12 (c) (d)	2,000,000	2,000,000
Medical Labs & Testing Services (2.3%)
Sanofi, 0.661%, 03/28/13 (c)	2,350,000	2,356,744
Utilities (1.6%)
Utilities (1.6%)
Northern States Power Co., 8.000%, 08/28/12	1,585,000	1,604,205
Total corporate bonds & notes (cost: $11,929,418)		11,929,418
U.S. Government Obligations (39.6%)
Discount Notes (31.6%)
Federal Farm Credit Discount Notes, 0.051%, 07/02/12	1,500,000	1,499,998
Federal Home Loan Mortgage Corporation
0.051%, 07/06/12	2,000,000	1,999,986
0.071%, 07/09/12	1,000,000	999,984
0.071%, 08/08/12	1,000,000	999,926
0.071%, 08/27/12	2,000,000	1,999,778
0.081%, 07/17/12	2,500,000	2,499,911
0.081%, 08/06/12	1,000,000	999,920
0.081%, 08/07/12	1,500,000	1,499,877
0.091%, 09/11/12	1,500,000	1,499,730
Federal National Mortgage Association
0.051%, 08/13/12	1,500,000	1,499,910
0.061%, 08/17/12	2,000,000	1,999,843
0.071%, 07/10/12	3,000,000	2,999,948
0.071%, 07/18/12	1,000,000	999,967
0.071%, 08/21/12	1,000,000	999,901
0.071%, 08/24/12	2,000,000	1,999,790
0.081%, 07/25/12	1,500,000	1,499,920
0.091%, 07/18/12	900,000	899,962
0.350%, 11/23/12 (c)	5,000,000	5,002,021
		31,900,372

See accompanying notes to financial statements.

Advantus Money Market Fund
Investments in Securities – continued

	Principal	Value(a)
U.S. Treasury (8.0%)
U.S. Treasury Bill
0.050%, 08/02/12	$3,000,000	$2,999,868
0.066%, 07/12/12	1,000,000	999,980
0.067%, 07/19/12	2,000,000	1,999,934
0.071%, 09/06/12	2,000,000	1,999,739
		7,999,521
Total U.S. government obligations (cost: $39,899,893)		39,899,893
Other Short-Term Investments (9.0%)
Asset Backed Securities (9.0%)
AmeriCredit Automobile Receivables Trust, 0.300%, 05/08/13	1,137,840	1,137,840
CNH Equipment Trust, 0.548%, 01/04/13	153,765	153,765
Ford Credit Auto Lease Trust
0.358%, 03/15/13 (d)	1,203,704	1,203,704
0.480%, 11/15/12 (d)	13,254	13,254
GE Equipment Small Ticket LLC, 0.433%, 06/21/13 (d)	1,079,675	1,079,675
Honda Auto Receivables Owner Trust, 0.413%, 03/15/13	420,922	420,922
Huntington Auto Trust, 0.342%, 03/15/13	498,870	498,870
Hyundai Auto Lease Securitization Trust 2011-A, 0.384%, 06/17/13 (d)	445,000	445,000
John Deere Owner Trust, 0.379%, 03/15/13	670,908	670,908
Volkswagen Auto Loan Enhanced Trust, 0.439%, 01/22/13	452,865	452,865
Wheels SPV LLC, 0.500%, 05/20/13 (d)	1,782,536	1,782,536
World Omni Automobile Lease Securitization Trust, 0.328%, 06/17/13	1,200,000	1,200,000
Total other short-term investments (cost: $9,059,339)		9,059,339
Investment Companies (13.5%)
Federated Government Obligations Fund, current rate 0.010%	4,550,000	4,550,000
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	2,500,000	2,500,000
STIT-Government & Agency Portfolio, current rate 0.020%	4,000,000	4,000,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	2,620,815	2,620,815
Total investment companies (cost: $13,670,815)		13,670,815
Total investments in securities (cost: $102,556,450) (e)		102,556,450
Liabilities in excess of cash and other assets (-1.7%)		(1,705,670)
Total net assets (100.0%)		$100,850,780

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 18.1% of the Fund's net assets as of June 30, 2012.

(c)  Variable rate security.

(d)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(e)  Also represents the cost of securities for federal income tax purposes at June 30, 2012.

See accompanying notes to financial statements.

Advantus Mortgage Securities Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.2%)
Government Obligations (86.3%)
U.S. Government Agencies and Obligations (86.3%)
Export-Import Bank of the United States (0.1%)
Helios Leasing I LLC, 2.018%, 05/29/24	$135,000	$134,822
Federal Home Loan Mortgage Corporation (FHLMC) (18.3%)
3.500%, 10/01/25	403,929	431,794
3.500%, 05/01/32	585,037	619,004
3.500%, 01/01/42	489,544	519,344
4.000%, 09/01/40	841,122	906,875
4.000%, 03/01/41	933,844	1,010,056
4.000%, 07/01/42 (b)	4,755,000	5,045,501
4.324%, 12/25/15	120,000	131,585
4.500%, 07/15/33	146,466	150,812
4.500%, 09/01/40	805,722	861,875
4.500%, 01/01/41	929,241	994,002
4.500%, 03/01/41	919,727	1,000,783
5.000%, 03/01/23	220,027	236,521
5.000%, 05/01/29	161,037	173,561
5.000%, 08/01/35 (c)	315,134	339,693
5.000%, 11/01/35 (c)	269,772	290,796
5.000%, 11/01/39 (c)	1,404,533	1,555,906
5.000%, 03/01/40	811,473	902,733
5.500%, 06/01/20 (c)	244,674	267,829
5.500%, 10/01/20 (c)	411,125	450,032
5.500%, 11/01/23	420,744	461,769
5.500%, 05/01/34 (c)	535,716	597,326
6.000%, 09/01/22 (c)	283,708	311,709
6.000%, 11/01/33 (c)	631,540	717,946
6.250%, 12/15/23	263,517	295,964
6.500%, 11/01/32	142,561	162,392
		18,435,808
Federal National Mortgage Association (FNMA) (54.9%)
2.500%, 03/01/27 (b)	994,642	1,026,786
3.000%, 03/01/42 (b)	247,064	253,929
3.140%, 08/01/15	1,500,000	1,584,258
3.500%, 11/01/25	189,080	203,011
3.500%, 01/01/26	430,585	462,308
3.500%, 07/01/27 (b)	505,000	533,564
3.500%, 06/25/33	5,831	5,836
3.500%, 11/01/40	459,418	487,258
3.500%, 01/01/41	840,112	887,344
3.500%, 11/01/41	780,069	825,877
3.500%, 07/01/42 (b)	2,120,000	2,228,319
4.000%, 04/01/41	276,460	298,763
4.000%, 07/01/42 (b)	4,310,000	4,586,783
4.500%, 04/01/21	34,587	37,199
4.500%, 11/01/23	189,183	206,417
4.500%, 07/25/24	605,000	666,692
4.500%, 04/01/25	494,655	530,549
4.500%, 05/01/35	912,447	982,026
4.500%, 07/01/35	855,787	921,045
4.500%, 09/01/37	1,009,884	1,086,893
4.500%, 07/01/42 (b)	2,820,000	3,024,890

	Principal	Value(a)
5.000%, 05/01/18 (c)	$370,248	$404,411
5.000%, 10/01/20 (c)	193,966	210,044
5.000%, 06/25/23	500,000	559,372
5.000%, 11/01/33 (c)	928,216	1,010,055
5.000%, 03/01/34 (c)	2,203,454	2,396,813
5.000%, 05/01/34	245,304	266,778
5.000%, 12/01/34	211,052	229,660
5.000%, 04/01/35	341,937	371,871
5.000%, 07/01/35	2,089,528	2,278,907
5.000%, 06/01/39	727,951	814,882
5.000%, 12/01/39	688,417	770,626
5.000%, 06/01/40	316,529	349,284
5.000%, 04/01/41	465,521	518,931
5.500%, 02/01/18	212,733	231,588
5.500%, 03/01/18 (c)	478,751	521,746
5.500%, 08/01/23	282,634	311,429
5.500%, 02/01/24 (c)	341,709	376,522
5.500%, 04/01/33 (c)	986,965	1,096,462
5.500%, 05/01/33	106,697	117,301
5.500%, 10/01/33 (c)	822,915	904,697
5.500%, 01/01/34	225,012	247,373
5.500%, 02/01/34	144,735	159,119
5.500%, 03/01/34 (c)	1,779,410	1,990,169
5.500%, 04/01/34 (c)	1,773,227	1,973,492
5.500%, 05/01/34	71,632	78,706
5.500%, 09/01/34 (c)	545,928	606,495
5.500%, 10/01/34	348,370	382,991
5.500%, 01/01/35	550,273	607,711
5.500%, 02/01/35	758,810	840,535
5.500%, 06/01/35	71,072	77,957
5.500%, 08/01/35	311,493	342,644
5.500%, 10/01/35	144,793	161,942
5.500%, 11/01/35	76,882	84,330
5.500%, 09/01/36 (c)	852,460	936,645
5.500%, 05/01/38	58,884	64,257
6.000%, 09/01/32	69,564	78,334
6.000%, 10/01/32 (c)	868,982	978,526
6.000%, 11/01/32 (c)	715,005	805,139
6.000%, 03/01/33 (c)	791,790	891,604
6.000%, 04/01/33	258,686	291,296
6.000%, 12/01/33	197,359	222,238
6.000%, 08/01/34	278,526	313,405
6.000%, 09/01/34	152,015	169,658
6.000%, 11/01/34	71,362	79,645
6.000%, 12/01/34 (c)	724,407	808,483
6.000%, 11/01/36	143,144	159,490
6.000%, 01/01/37	982,179	1,085,153
6.000%, 08/01/37	370,339	409,166
6.000%, 09/01/37	361,198	403,639
6.000%, 12/01/37	235,477	260,305
6.000%, 12/01/38	428,668	477,616
6.500%, 11/01/23	172,005	189,858
6.500%, 02/01/32	604,208	693,913
6.500%, 04/01/32	224,958	259,701
6.500%, 05/01/32	91,791	105,528
6.500%, 07/01/32 (c)	806,137	924,119
6.500%, 09/01/32	14,232	16,290
6.500%, 09/01/34	59,608	67,914
6.500%, 11/01/34	33,891	38,614
6.500%, 03/01/35	375,832	430,198
6.500%, 02/01/36	176,115	200,072
6.500%, 06/01/36	281,112	319,405

See accompanying notes to financial statements.

Advantus Mortgage Securities Fund
Investments in Securities – continued

	Principal	Value(a)
6.500%, 08/01/37	$92,935	$105,275
6.500%, 09/01/37 (c)	547,472	622,048
7.000%, 09/01/31	305,135	359,161
7.000%, 11/01/31	45,099	53,090
7.000%, 02/01/32	211,519	247,293
7.000%, 07/01/32 (c)	36,696	42,899
7.000%, 10/01/37 (c)	44,735	52,066
7.500%, 04/01/31	83,077	101,826
		55,398,459
Government National Mortgage Association (GNMA) (12.9%)
0.013%, 03/16/42 (d) (e)	3,212,328	32
0.351%, 06/17/45 (d) (e)	7,534,832	138,633
0.428%, 03/16/34 (d) (e)	4,559,064	57,522
0.643%, 07/16/40 (d) (e)	2,088,647	43,544
3.500%, 11/15/40	415,620	445,763
4.000%, 07/20/31	762,740	866,508
4.000%, 12/20/40	1,841,584	2,025,435
4.000%, 01/15/41	196,444	215,109
4.000%, 02/15/41	944,874	1,038,759
4.000%, 10/15/41	961,800	1,055,262
4.500%, 06/15/40	778,260	862,648
4.920%, 05/16/34	340,615	357,469
5.000%, 05/15/33 (c)	398,447	441,761
5.000%, 12/15/39	181,140	201,171
5.000%, 01/15/40	2,326,055	2,580,367
5.000%, 07/15/40	1,521,229	1,679,466
5.500%, 07/15/38 (c)	478,995	534,676
5.500%, 10/15/38	399,982	447,977
		12,992,102
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	78,296	91,258
Total government obligations (cost: $83,441,451)		87,052,449
Asset-Backed Securities (4.4%)
ABFS Mortgage Loan Trust, 7.490%, 12/25/31 (f)	270,247	196,584
Ally Auto Receivables Trust, 2.900%, 05/15/17 (g)	140,000	143,510
AmeriCredit Automobile Receivables Trust, 2.190%, 02/08/16	220,000	222,374
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/17	300,000	325,626
Conseco Financial Corp.
7.300%, 11/15/28	149,999	152,009
7.650%, 10/15/27 (d)	72,386	73,089
8.300%, 11/15/19	73,234	74,142
Countryplace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (c) (d) (g) (h) (i)	768,511	772,714
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (c) (d) (g)	804,799	828,960
Ford Credit Auto Owner Trust, 3.220%, 03/15/16	270,000	280,148

	Principal	Value(a)
Nordstrom Private Label Credit Card Master Note Trust, 2.280%, 11/15/19 (g)	$210,000	$217,153
Origen Manufactured Housing
4.750%, 08/15/21	293,732	294,789
5.910%, 01/15/37	550,000	582,815
Structured Asset Securities Corp., 6.290%, 11/25/32 (d)	101,480	71,241
Vanderbilt Mortgage Finance
6.210%, 05/07/26	104,011	108,586
7.320%, 09/07/25 (d)	120,699	121,344
Total asset-backed securities (cost: $4,495,662)		4,465,084
Other Mortgage-Backed Securities (8.5%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (3.0%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29 (h)	299,900	273,143
BHN I Mortgage Fund
0.010%, 07/01/13 (g) (h) (i) (j) (k)	50,980	—
1.000%, 03/25/13 (d) (g) (h) (i) (j) (k)	10,000	—
7.540%, 05/31/17 (g) (h) (i) (j) (k)	425	—
BlackRock Capital Finance L.P., 7.750%, 09/25/26 (g) (h)	767,580	215,882
Global Mortgage Securitization Ltd.
5.250%, 04/25/32 (k)	430,713	356,877
5.250%, 11/25/32 (c) (g) (i) (k)	976,567	760,818
5.402%, 04/25/32 (d) (k)	317,391	103,570
GS Mortgage Securities Corp II, 3.551%, 04/10/34 (g)	770,000	795,977
JPMorgan Mortgage Trust, 2.660%, 11/25/33 (d)	234,287	233,607
Prudential Home Mortgage Securities
7.900%, 04/28/22 (g)	81,588	70,627
7.904%, 09/28/24 (d) (g)	3,603	2,576
Residential Accredit Loans, Inc., 6.250%, 03/25/14 (g)	24,967	23,015
Structured Adjustable Rate Mortgage Loan Trust, 5.400%, 11/25/35 (d)	1,065,000	162,093
Structured Asset Mortgage Investments, Inc., 4.037%, 05/02/30 (d) (h)	20,412	13,234
		3,011,419
Commercial Mortgage-Backed Securities (5.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (g)	420,000	426,716
Asset Securitization Corp.
8.621%, 08/13/29 (g) (h) (i)	310,898	16,064
8.621%, 08/13/29 (d) (e)	468,345	24,199

See accompanying notes to financial statements.

Advantus Mortgage Securities Fund
Investments in Securities – continued

	Shares/ Principal	Value(a)
Commercial Mortgage Pass Through Certificates
2.365%, 02/10/29 (g)	$765,000	$782,535
3.069%, 12/10/44	750,000	768,981
Extended Stay America Trust, 2.951%, 11/05/27 (g)	97,047	97,771
GMAC Commercial Mortgage Sec., 5.940%, 07/01/13 (h) (i) (l)	1,981	2,035
Hometown Commercial Mortgage, 5.506%, 11/11/38 (g) (i)	859,106	513,138
JP Morgan Chase Commercial Mortgage Securities Corp., 3.905%, 05/05/30 (g)	600,000	615,248
JPMorgan Chase Commercial Mortgage Securities Corp.
2.227%, 12/05/27 (d) (e) (g) (i)	3,670,205	441,430
4.625%, 03/15/46	107,775	108,694
LB-UBS Commercial Mortgage Trust, 5.447%, 06/15/36 (d)	500,000	523,660
Multi Security Asset Trust, 5.880%, 11/28/35 (d) (g) (i)	990,000	617,100
Prudential Commercial Mortgage Trust, 4.775%, 02/11/36 (g)	485,000	477,140
WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	125,000	131,892
		5,546,603
Total other mortgage-backed securities (cost: $11,623,449)		8,558,022
Total long-term debt securities (cost: $99,560,562)		100,075,555
Short-Term Securities (17.2%)
Investment Companies (17.2%)
Dreyfus Treasury Cash Management Fund, current rate 0.000%	7,607,077	7,607,077
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	9,800,000	9,800,000
Total short-term securities (cost: $17,407,077)		17,407,077
Total investments in securities (cost: $116,967,639) (m)		117,482,632
Liabilities in excess of cash and other assets (-16.4%)		(16,541,540)
Total net assets (100.0%)		$100,941,092

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  At June 30, 2012, the total cost of investments issued on a when-issued or forward commitment basis was $16,639,093.

(c)  All or a portion of security pledged as collateral for when-issued purchase commitment outstanding as of June 30, 2012.

(d)  Variable rate security.

(e)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(f)  Step rate security.

(g)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(h)  These securities are being fair-valued according to procedures approved by the Board of Trustees.

(i)  Illiquid security. (See Note 5.)

(j)  Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(k)  The Fund held 1.2% of net assets in foreign securities at June 30, 2012.

(l)  Private placement security.

(m)  At June 30, 2012, the cost of securities for federal income tax purposes was $116,967,922. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$4,628,584
Gross unrealized depreciation	(4,113,874)
Net unrealized appreciation	$514,710

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Consumer Discretionary (10.7%)
Auto Components (0.2%)
BorgWarner, Inc. (b)	3,964	$259,999
Johnson Controls, Inc.	23,755	658,251
The Goodyear Tire & Rubber Co. (b)	8,546	100,928
		1,019,178
Automobiles (0.4%)
Ford Motor Co.	133,283	1,278,184
Harley-Davidson, Inc.	8,022	366,846
		1,645,030
Distributors (0.1%)
Genuine Parts Co.	5,436	327,519
Diversified Consumer Services (0.1%)
Apollo Group, Inc. — Class A (b)	3,749	135,676
DeVry, Inc.	2,026	62,745
H&R Block, Inc.	10,252	163,827
		362,248
Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	15,826	542,357
Chipotle Mexican Grill, Inc. (b)	1,150	436,942
Darden Restaurants, Inc.	4,464	226,012
International Game Technology	10,309	162,367
Marriott International, Inc. — Class A	9,248	362,522
McDonald's Corp.	35,491	3,142,018
Starbucks Corp.	26,490	1,412,447
Starwood Hotels & Resorts Worldwide, Inc.	6,847	363,165
Wyndham Worldwide Corp.	5,086	268,236
Wynn Resorts Ltd.	2,801	290,520
Yum! Brands, Inc.	16,084	1,036,131
		8,242,717
Household Durables (0.3%)
DR Horton, Inc.	9,784	179,830
Harman International Industries, Inc.	2,461	97,456
Leggett & Platt, Inc.	4,814	101,720
Lennar Corp. — Class A	5,646	174,518
Newell Rubbermaid, Inc.	10,124	183,649
PulteGroup, Inc. (b)	11,790	126,153
Stanley Black & Decker, Inc.	5,907	380,174
Whirlpool Corp.	2,682	164,031
		1,407,531
Internet & Catalog Retail (1.0%)
Amazon.com, Inc. (b)	12,588	2,874,470
Expedia, Inc.	3,151	151,469
NetFlix, Inc. (b)	1,906	130,504
priceline.com, Inc. (b)	1,812	1,204,110
TripAdvisor, Inc. (b)	3,324	148,549
		4,509,102

	Shares	Value(a)
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,993	$135,243
Mattel, Inc.	11,894	385,841
		521,084
Media (3.3%)
Cablevision Systems Corp.	7,479	99,396
CBS Corp. — Class B	22,635	741,975
Comcast Corp. — Class A	94,161	3,010,327
Discovery Communications, Inc. (b)	8,904	480,816
Gannett Co., Inc.	8,205	120,860
Interpublic Group of Cos., Inc.	15,472	167,871
News Corp. — Class A	73,577	1,640,031
Omnicom Group, Inc.	9,521	462,721
Scripps Networks Interactive, Inc. — Class A	3,237	184,056
The DIRECTV Group, Inc. — Class A (b)	22,875	1,116,758
The McGraw-Hill Cos., Inc.	9,768	439,560
The Walt Disney Co.	62,422	3,027,467
The Washington Post Co. — Class B	220	82,240
Time Warner Cable, Inc. — Class A	10,914	896,039
Time Warner, Inc.	33,524	1,290,674
Viacom, Inc. — Class B	18,433	866,720
		14,627,511
Multiline Retail (0.8%)
Big Lots, Inc. (b)	2,177	88,800
Dollar Tree, Inc. (b)	8,102	435,888
Family Dollar Stores, Inc.	4,041	268,646
JC Penney Co., Inc.	5,083	118,485
Kohl's Corp.	8,374	380,933
Macy's, Inc.	14,428	495,602
Nordstrom, Inc.	5,580	277,270
Sears Holdings Corp. (b)	1,296	77,371
Target Corp.	23,092	1,343,723
		3,486,718
Specialty Retail (2.0%)
Abercrombie & Fitch Co. — Class A	2,883	98,426
AutoNation, Inc. (b)	1,450	51,156
AutoZone, Inc. (b)	931	341,835
Bed Bath & Beyond, Inc. (b)	8,119	501,754
Best Buy Co., Inc.	9,680	202,893
CarMax, Inc. (b)	7,941	205,990
GameStop Corp. — Class A	4,550	83,538
Home Depot, Inc.	53,457	2,832,686
Lowe's Cos., Inc.	41,095	1,168,742
Ltd. Brands, Inc.	8,438	358,868
O'Reilly Automotive, Inc. (b)	4,404	368,923
Ross Stores, Inc.	7,878	492,139
Staples, Inc.	24,068	314,087
The Gap, Inc.	11,618	317,869
Tiffany & Co.	4,392	232,556
TJX Cos., Inc.	25,877	1,110,900
Urban Outfitters, Inc. (b)	3,838	105,890
		8,788,252

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.	10,036	$586,905
Fossil, Inc. (b)	1,840	140,834
NIKE, Inc. — Class B	12,807	1,124,198
Ralph Lauren Corp.	2,247	314,715
VF Corp.	2,998	400,083
		2,566,735
Consumer Staples (11.0%)
Beverages (2.7%)
Beam, Inc.	5,500	343,695
Brown-Forman Corp. — Class B	3,430	332,195
Coca-Cola Enterprises, Inc.	10,478	293,803
Constellation Brands, Inc. — Class A (b)	5,314	143,797
Dr Pepper Snapple Group, Inc.	7,397	323,619
Molson Coors Brewing Co. — Class B	5,481	228,064
Monster Beverage Corp. (b)	5,358	381,490
PepsiCo, Inc.	54,620	3,859,449
The Coca-Cola Co.	78,787	6,160,356
		12,066,468
Food & Staples Retailing (2.3%)
Costco Wholesale Corp.	15,099	1,434,405
CVS Caremark Corp.	44,755	2,091,401
Safeway, Inc.	8,395	152,369
Sysco Corp.	20,457	609,823
The Kroger Co.	19,591	454,315
Wal-Mart Stores, Inc.	60,265	4,201,676
Walgreen Co.	30,130	891,246
Whole Foods Market, Inc.	5,719	545,135
		10,380,370
Food Products (1.7%)
Archer-Daniels-Midland Co.	22,998	678,901
Campbell Soup Co.	6,180	206,288
ConAgra Foods, Inc.	14,506	376,141
Dean Foods Co. (b)	6,385	108,737
General Mills, Inc.	22,606	871,235
HJ Heinz Co.	11,172	607,533
Hormel Foods Corp.	4,760	144,799
Kellogg Co.	8,614	424,929
Kraft Foods, Inc. — Class A	61,919	2,391,312
McCormick & Co., Inc.	4,631	280,870
Mead Johnson Nutrition Co.	7,121	573,312
The Hershey Co.	5,296	381,471
The JM Smucker Co.	3,929	296,718
Tyson Foods, Inc. — Class A	10,085	189,900
		7,532,146
Household Products (2.1%)
Clorox Co.	4,513	327,012
Colgate-Palmolive Co.	16,667	1,735,035
Kimberly-Clark Corp.	13,694	1,147,146
The Procter & Gamble Co.	95,695	5,861,319
		9,070,512

	Shares	Value(a)
Personal Care (0.2%)
Avon Products, Inc.	15,080	$244,447
The Estee Lauder Cos., Inc. — Class A	7,870	425,924
		670,371
Tobacco (2.0%)
Altria Group, Inc.	71,065	2,455,296
Lorillard, Inc.	4,558	601,428
Philip Morris International, Inc.	59,565	5,197,642
Reynolds American, Inc.	11,576	519,415
		8,773,781
Energy (10.5%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	15,313	629,364
Cameron International Corp. (b)	8,601	367,349
Diamond Offshore Drilling, Inc.	2,396	141,676
FMC Technologies, Inc. (b)	8,350	327,571
Halliburton Co.	32,235	915,152
Helmerich & Payne, Inc.	3,728	162,093
Nabors Industries, Ltd. (b) (d)	10,138	145,987
National Oilwell Varco, Inc.	14,885	959,189
Noble Corp. (d)	8,814	286,719
Rowan Cos. PLC (b)	4,288	138,631
Schlumberger, Ltd.	46,573	3,023,053
		7,096,784
Oil, Gas & Consumable Fuels (8.9%)
Alpha Natural Resources, Inc. (b)	7,693	67,006
Anadarko Petroleum Corp.	17,447	1,154,991
Apache Corp.	13,658	1,200,402
Cabot Oil & Gas Corp. — Class A	7,328	288,723
Chesapeake Energy Corp.	23,131	430,237
Chevron Corp.	68,912	7,270,216
ConocoPhillips	44,163	2,467,828
Consol Energy, Inc.	7,946	240,287
Denbury Resources, Inc. (b)	13,642	206,131
Devon Energy Corp.	14,123	818,993
EOG Resources, Inc.	9,415	848,386
EQT Corp.	5,153	276,355
Exxon Mobil Corp.	163,311	13,974,522
Hess Corp.	10,618	461,352
Kinder Morgan, Inc.	17,635	568,200
Marathon Oil Corp.	24,632	629,840
Marathon Petroleum Corp.	11,899	534,503
Murphy Oil Corp.	6,758	339,860
Newfield Exploration Co. (b)	4,626	135,588
Noble Energy, Inc.	6,240	529,277
Occidental Petroleum Corp.	28,326	2,429,521
Peabody Energy Corp.	9,513	233,259
Phillips 66 (b)	21,837	725,862
Pioneer Natural Resources Co.	4,297	379,038
QEP Resources, Inc.	6,150	184,316
Range Resources Corp.	5,664	350,432

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Southwestern Energy Co. (b)	12,158	$388,205
Spectra Energy Corp.	22,796	662,452
Sunoco, Inc.	3,617	171,808
Tesoro Corp. (b)	4,840	120,806
The Williams Cos., Inc.	21,850	629,717
Valero Energy Corp.	19,308	466,288
WPX Energy, Inc. (b)	6,886	111,415
		39,295,816
Financial (14.0%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	7,635	399,005
BlackRock, Inc.	4,540	770,983
E*Trade Financial Corp. (b)	8,874	71,347
Federated Investors, Inc. — Class B	3,183	69,549
Franklin Resources, Inc.	4,960	550,510
Invesco, Ltd.	15,653	353,758
Legg Mason, Inc.	4,314	113,760
Morgan Stanley	53,185	775,969
Northern Trust Corp.	8,421	387,534
State Street Corp.	17,063	761,692
T Rowe Price Group, Inc.	8,908	560,848
The Bank of New York Mellon Corp.	41,654	914,305
The Charles Schwab Corp.	37,790	488,625
The Goldman Sachs Group, Inc.	17,178	1,646,683
		7,864,568
Commercial Banks (2.9%)
BB&T Corp.	24,399	752,709
Comerica, Inc.	6,868	210,916
Fifth Third Bancorp	32,132	430,569
First Horizon National Corp.	8,824	76,328
Huntington Bancshares, Inc.	30,197	193,261
KeyCorp	33,287	257,641
M&T Bank Corp.	4,367	360,583
PNC Financial Services Group, Inc.	18,467	1,128,518
Regions Financial Corp.	49,327	332,957
SunTrust Banks, Inc.	18,795	455,403
US Bancorp	66,152	2,127,448
Wells Fargo & Co.	185,583	6,205,896
Zions Bancorporation	6,432	124,910
		12,657,139
Consumer Finance (0.9%)
American Express Co.	34,969	2,035,545
Capital One Financial Corp.	20,268	1,107,849
Discover Financial Services	18,520	640,422
SLM Corp.	17,034	267,604
		4,051,420
Diversified Financial Services (2.8%)
Bank of America Corp.	376,365	3,078,666
Citigroup, Inc.	102,402	2,806,839
CME Group, Inc.	2,399	643,196
IntercontinentalExchange, Inc. (b)	2,525	343,349
JPMorgan Chase & Co.	132,944	4,750,091
Leucadia National Corp.	6,918	147,146

	Shares	Value(a)
Moody's Corp.	6,857	$250,623
NYSE Euronext	8,870	226,895
The NASDAQ OMX Group, Inc.	4,275	96,914
		12,343,719
Diversified REIT's (0.1%)
Vornado Realty Trust	6,477	543,938
Industrial REIT's (0.1%)
ProLogis, Inc.	16,078	534,272
Insurance (3.5%)
ACE, Ltd. (d)	11,828	876,810
Aflac, Inc.	16,331	695,537
American International Group, Inc. (b)	22,334	716,698
Aon PLC (d)	11,400	533,292
Assurant, Inc.	2,994	104,311
Berkshire Hathaway, Inc. — Class B (b)	61,417	5,117,879
Chubb Corp.	9,428	686,547
Cincinnati Financial Corp.	5,648	215,019
Genworth Financial, Inc. — Class A (b)	17,165	97,154
Hartford Financial Services Group, Inc.	15,396	271,432
Lincoln National Corp.	9,967	217,978
Loews Corp.	10,671	436,551
Marsh & McLennan Cos., Inc.	19,054	614,110
MetLife, Inc.	37,090	1,144,227
Principal Financial Group, Inc.	10,482	274,943
Prudential Financial, Inc.	16,379	793,235
The Allstate Corp.	17,160	602,144
The Progressive Corp.	21,293	443,533
The Travelers Cos., Inc.	13,587	867,394
Torchmark Corp.	3,438	173,791
Unum Group	9,983	190,975
XL Group PLC (d)	10,886	229,041
		15,302,601
Office REIT's (0.1%)
Boston Properties, Inc.	5,226	566,342
Real Estate Services (0.0%)
CBRE Group, Inc. (b)	11,452	187,355
Residential REIT's (0.3%)
Apartment Investment & Management Co. — Class A	4,934	133,366
AvalonBay Communities, Inc.	3,311	468,440
Equity Residential	10,499	654,718
		1,256,524
Retail REIT's (0.4%)
Kimco Realty Corp.	14,211	270,435
Simon Property Group, Inc.	10,586	1,647,817
		1,918,252

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Specialized REIT's (1.0%)
American Tower Corp.	13,780	$963,360
HCP, Inc.	14,553	642,515
Health Care REIT, Inc.	7,406	431,770
Host Hotels & Resorts, Inc.	25,045	396,212
Plum Creek Timber Co., Inc.	5,609	222,677
Public Storage	4,971	717,862
Ventas, Inc.	10,094	637,133
Weyerhaeuser Co.	18,771	419,712
		4,431,241
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	18,444	117,488
People's United Financial, Inc.	12,430	144,313
		261,801
Health Care (11.7%)
Biotechnology (1.4%)
Alexion Pharmaceuticals, Inc. (b)	6,709	666,204
Amgen, Inc.	27,161	1,983,839
Biogen Idec, Inc. (b)	8,367	1,208,028
Celgene Corp. (b)	15,384	987,037
Gilead Sciences, Inc. (b)	26,448	1,356,253
		6,201,361
Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	19,229	1,022,021
Becton Dickinson and Co.	7,079	529,155
Boston Scientific Corp. (b)	49,916	283,024
CareFusion Corp. (b)	7,750	199,020
Covidien PLC (d)	16,843	901,100
CR Bard, Inc.	2,975	319,634
DENTSPLY International, Inc.	4,937	186,668
Edwards Lifesciences Corp. (b)	3,985	411,650
Intuitive Surgical, Inc. (b)	1,445	800,227
Medtronic, Inc.	36,341	1,407,487
St Jude Medical, Inc.	10,959	437,374
Stryker Corp.	11,308	623,071
Varian Medical Systems, Inc. (b)	3,866	234,937
Zimmer Holdings, Inc.	6,151	395,878
		7,751,246
Health Care Providers & Services (2.0%)
Aetna, Inc.	12,132	470,358
AmerisourceBergen Corp.	8,758	344,627
Cardinal Health, Inc.	12,086	507,612
CIGNA Corp.	10,053	442,332
Coventry Health Care, Inc.	4,917	156,311
DaVita, Inc. (b)	3,257	319,870
Express Scripts Holding Co. (b)	28,130	1,570,498
Humana, Inc.	5,699	441,331
Laboratory Corp. of America Holdings (b)	3,354	310,614
McKesson Corp.	8,221	770,719
Patterson Cos., Inc.	2,964	102,169
Quest Diagnostics, Inc.	5,476	328,012
Tenet Healthcare Corp. (b)	14,452	75,728

	Shares	Value(a)
UnitedHealth Group, Inc.	36,232	$2,119,572
WellPoint, Inc.	11,554	737,030
		8,696,783
Health Care Technology (0.1%)
Cerner Corp. (b)	5,086	420,409
Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	12,136	476,217
Life Technologies Corp. (b)	6,223	279,973
PerkinElmer, Inc.	3,914	100,981
Thermo Fisher Scientific, Inc.	12,827	665,850
Waters Corp. (b)	3,137	249,297
		1,772,318
Pharmaceuticals (6.0%)
Abbott Laboratories	54,949	3,542,562
Allergan, Inc.	10,719	992,258
Bristol-Myers Squibb Co.	58,989	2,120,655
Eli Lilly & Co.	35,663	1,530,299
Forest Laboratories, Inc. (b)	9,278	324,637
Hospira, Inc. (b)	5,679	198,651
Johnson & Johnson	95,914	6,479,950
Merck & Co., Inc.	106,223	4,434,810
Mylan, Inc. (b)	14,970	319,909
Perrigo Co.	3,263	384,806
Pfizer, Inc.	261,516	6,014,868
Watson Pharmaceuticals, Inc. (b)	4,415	326,666
		26,670,071
Industrials (10.1%)
Aerospace & Defense (2.4%)
General Dynamics Corp.	12,580	829,777
Goodrich Corp.	4,454	565,213
Honeywell International, Inc.	27,212	1,519,518
L-3 Communications Holdings, Inc.	3,402	251,782
Lockheed Martin Corp.	9,297	809,583
Northrop Grumman Corp.	8,783	560,267
Precision Castparts Corp.	5,051	830,839
Raytheon Co.	11,641	658,764
Rockwell Collins, Inc.	5,065	249,958
The Boeing Co.	26,160	1,943,688
United Technologies Corp.	31,828	2,403,969
		10,623,358
Air Freight & Logistics (1.0%)
CH Robinson Worldwide, Inc.	5,679	332,392
Expeditors International of Washington, Inc.	7,418	287,447
FedEx Corp.	11,014	1,008,993
United Parcel Service, Inc. — Class B	33,509	2,639,169
		4,268,001
Airlines (0.1%)
Southwest Airlines Co.	26,810	247,188
Building Products (0.0%)
Masco Corp.	12,471	172,973

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,619	$98,944
Cintas Corp.	3,844	148,417
Iron Mountain, Inc.	5,979	197,068
Pitney Bowes, Inc.	6,992	104,670
Republic Services, Inc.	10,990	290,795
RR Donnelley & Sons Co.	6,243	73,480
Stericycle, Inc. (b)	2,951	270,518
Waste Management, Inc.	16,158	539,677
		1,723,569
Construction & Engineering (0.1%)
Fluor Corp.	5,906	291,402
Jacobs Engineering Group, Inc. (b)	4,459	168,818
Quanta Services, Inc. (b)	7,391	177,901
		638,121
Electrical Equipment (0.5%)
Cooper Industries PLC (d)	5,512	375,808
Emerson Electric Co.	25,620	1,193,380
Rockwell Automation, Inc.	4,984	329,243
Roper Industries, Inc.	3,399	335,073
		2,233,504
Industrial Conglomerates (2.5%)
3M Co.	24,233	2,171,277
General Electric Co.	370,031	7,711,446
Textron, Inc.	9,777	243,154
Tyco International Ltd. (d)	16,165	854,320
		10,980,197
Machinery (2.0%)
Caterpillar, Inc.	22,782	1,934,420
Cummins, Inc.	6,712	650,460
Danaher Corp.	20,081	1,045,818
Deere & Co.	13,890	1,123,284
Dover Corp.	6,413	343,801
Eaton Corp.	11,793	467,357
Flowserve Corp.	1,937	222,271
Illinois Tool Works, Inc.	16,671	881,729
Ingersoll-Rand PLC (d)	10,432	440,022
Joy Global, Inc.	3,620	205,363
PACCAR, Inc.	12,456	488,151
Pall Corp.	3,976	217,924
Parker Hannifin Corp.	5,258	404,235
Snap-On, Inc.	2,038	126,865
Xylem, Inc.	6,418	161,541
		8,713,241
Professional Services (0.1%)
Dun & Bradstreet Corp.	1,639	116,648
Equifax, Inc.	4,159	193,809
Robert Half International, Inc.	4,951	141,450
		451,907
Road & Rail (0.8%)
CSX Corp.	36,291	811,467
Norfolk Southern Corp.	11,377	816,527
Ryder System, Inc.	1,749	62,982
Union Pacific Corp.	16,632	1,984,364
		3,675,340

	Shares	Value(a)
Trading Companies & Distributors (0.2%)
Fastenal Co.	10,313	$415,717
WW Grainger, Inc.	2,155	412,122
		827,839
Information Technology (19.3%)
Communications Equipment (1.8%)
Cisco Systems, Inc.	187,084	3,212,232
F5 Networks, Inc. (b)	2,742	272,994
Harris Corp.	3,946	165,140
JDS Uniphase Corp. (b)	8,063	88,693
Juniper Networks, Inc. (b)	18,493	301,621
Motorola Solutions, Inc.	10,200	490,722
QUALCOMM, Inc.	59,869	3,333,506
		7,864,908
Computers & Peripherals (5.4%)
Apple, Inc. (b) (c)	32,657	19,071,688
Dell, Inc. (b)	51,920	650,038
EMC Corp. (b)	73,330	1,879,448
Hewlett-Packard Co.	69,056	1,388,716
Lexmark International, Inc. — Class A	2,412	64,111
NetApp, Inc. (b)	12,673	403,255
SanDisk Corp. (b)	8,498	310,007
Western Digital Corp. (b)	8,173	249,113
		24,016,376
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. — Class A	5,658	310,737
Corning, Inc.	53,000	685,290
FLIR Systems, Inc.	5,374	104,793
Jabil Circuit, Inc.	6,351	129,116
Molex, Inc.	4,791	114,696
Seagate Technology PLC (d)	13,220	326,931
TE Connectivity, Ltd. (d)	14,932	476,480
		2,148,043
Internet Software & Services (1.8%)
Akamai Technologies, Inc. (b)	6,218	197,421
eBay, Inc. (b)	40,134	1,686,029
Google, Inc. — Class A (b)	8,882	5,152,182
VeriSign, Inc. (b)	5,517	240,376
Yahoo!, Inc. (b)	42,561	673,741
		7,949,749
IT Services (3.8%)
Accenture PLC Class A (d)	22,507	1,352,446
Automatic Data Processing, Inc.	17,081	950,728
Cognizant Technology Solutions Corp. — Class A (b)	10,634	638,040
Computer Sciences Corp.	5,359	133,010
Fidelity National Information Services, Inc.	8,334	284,023
Fiserv, Inc. (b)	4,766	344,201
International Business Machines Corp.	40,285	7,878,940
Mastercard, Inc. — Class A	3,771	1,621,945
Paychex, Inc.	11,268	353,928

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
SAIC, Inc.	9,662	$117,103
Teradata Corp. (b)	5,849	421,187
The Western Union Co.	21,406	360,477
Total System Services, Inc.	5,605	134,128
Visa, Inc. — Class A	17,391	2,150,049
		16,740,205
Office Electronics (0.1%)
Xerox Corp.	47,068	370,425
Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc. (b)	20,574	117,889
Altera Corp.	11,267	381,275
Analog Devices, Inc.	10,419	392,484
Applied Materials, Inc.	44,762	512,973
Broadcom Corp. — Class A (b)	17,318	585,348
First Solar, Inc. (b)	2,032	30,602
Intel Corp.	175,703	4,682,485
KLA-Tencor Corp.	5,825	286,881
Lam Research Corp. (b)	7,035	265,501
Linear Technology Corp.	8,010	250,953
LSI Corp. (b)	19,868	126,559
Microchip Technology, Inc.	6,701	221,669
Micron Technology, Inc. (b)	34,561	218,080
NVIDIA Corp. (b)	21,601	298,526
Teradyne, Inc. (b)	6,467	90,926
Texas Instruments, Inc.	39,965	1,146,596
Xilinx, Inc.	9,205	309,012
		9,917,759
Software (3.7%)
Adobe Systems, Inc. (b)	17,326	560,843
Autodesk, Inc. (b)	7,927	277,366
BMC Software, Inc. (b)	5,625	240,075
CA, Inc.	12,359	334,805
Citrix Systems, Inc. (b)	6,495	545,190
Electronic Arts, Inc. (b)	11,101	137,097
Intuit, Inc.	10,256	608,694
Microsoft Corp.	261,119	7,987,630
Oracle Corp.	135,525	4,025,093
Red Hat, Inc. (b)	6,735	380,393
Salesforce.com, Inc. (b)	4,815	665,722
Symantec Corp. (b)	25,171	367,748
		16,130,656
Materials (3.3%)
Chemicals (2.3%)
Air Products & Chemicals, Inc.	7,384	596,110
Airgas, Inc.	2,449	205,740
CF Industries Holdings, Inc.	2,363	457,808
Eastman Chemical Co.	4,767	240,114
Ecolab, Inc.	10,204	699,280
EI du Pont de Nemours & Co.	32,725	1,654,903
FMC Corp.	4,789	256,116
International Flavors & Fragrances, Inc.	2,777	152,180
Monsanto Co.	18,630	1,542,191
PPG Industries, Inc.	5,302	562,648

	Shares	Value(a)
Praxair, Inc.	10,432	$1,134,271
Sigma-Aldrich Corp.	4,190	309,767
The Dow Chemical Co.	41,747	1,315,031
The Mosaic Co.	10,401	569,559
The Sherwin-Williams Co.	2,994	396,256
		10,091,974
Construction Materials (0.1%)
Vulcan Materials Co.	4,467	177,385
Containers & Packaging (0.1%)
Ball Corp.	5,448	223,640
Bemis Co., Inc.	3,543	111,038
Owens-Illinois, Inc. (b)	5,684	108,962
Sealed Air Corp.	6,725	103,834
		547,474
Metals & Mining (0.7%)
Alcoa, Inc.	37,253	325,964
Allegheny Technologies, Inc.	3,648	116,335
Cliffs Natural Resources, Inc.	4,947	243,838
Freeport-McMoRan Copper & Gold, Inc.	33,146	1,129,284
Newmont Mining Corp.	17,306	839,514
Nucor Corp.	11,072	419,629
Titanium Metals Corp.	2,831	32,018
United States Steel Corp.	4,946	101,887
		3,208,469
Paper & Forest Products (0.1%)
International Paper Co.	15,264	441,282
MeadWestvaco Corp.	5,985	172,069
		613,351
Telecommunication Services (3.1%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	04,759	7,301,706
CenturyLink, Inc.	21,696	856,775
Frontier Communications Corp.	34,869	133,548
Verizon Communications, Inc.	99,220	4,409,337
Windstream Corp.	20,547	198,484
		12,899,850
Wireless Telecommunication Services (0.2%)
Crown Castle International Corp. (b)	9,005	528,233
MetroPCS Communications, Inc. (b)	10,273	62,152
Sprint Nextel Corp. (b)	104,731	341,423
		931,808
Utilities (3.6%)
Electric Utilities (2.0%)
American Electric Power Co., Inc.	16,914	674,869
Duke Energy Corp.	46,732	1,077,640
Edison International	11,378	525,664
Entergy Corp.	6,176	419,289
Exelon Corp.	29,769	1,119,910

See accompanying notes to financial statements.

Advantus Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
FirstEnergy Corp.	14,605	$718,420
NextEra Energy, Inc.	14,566	1,002,286
Northeast Utilities	10,952	425,047
Pepco Holdings, Inc.	7,938	155,347
Pinnacle West Capital Corp.	3,823	197,802
PPL Corp.	20,256	563,319
Progress Energy, Inc.	10,338	622,037
Southern Co.	30,338	1,404,649
		8,906,279
Gas Utilities (0.1%)
AGL Resources, Inc.	4,077	157,984
Oneok, Inc.	7,210	305,055
		463,039
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc. (b)	7,952	138,047
The AES Corp. (b)	22,515	288,867
		426,914
Multi-Utilities (1.4%)
Ameren Corp.	8,473	284,184
CenterPoint Energy, Inc.	14,923	308,458
CMS Energy Corp.	9,042	212,487
Consolidated Edison, Inc.	10,229	636,142
Dominion Resources, Inc.	19,959	1,077,786
DTE Energy Co.	5,880	348,860
Integrys Energy Group, Inc.	2,706	153,890
NiSource, Inc.	9,902	245,075
PG&E Corp.	14,749	667,687
Public Service Enterprise Group, Inc.	17,667	574,178
SCANA Corp.	4,056	194,039
Sempra Energy	8,379	577,146
TECO Energy, Inc.	7,536	136,100
Wisconsin Energy Corp.	8,048	318,459
Xcel Energy, Inc.	17,006	483,141
		6,217,632
Total common stocks (cost: $189,481,484)		429,998,767
Short-Term Securities (2.6%)
Investment Companies (2.6%)
JPMorgan U.S. Government Money Market Fund, current rate 0.000%	1,400,000	1,400,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	10,300,548	10,300,548
Total short-term securities (cost: $11,700,548)		11,700,548
Total investments in securities (cost: $201,182,032) (e)		441,699,315
Cash and other assets in excess of liabilities (0.1%)		345,595
Total net assets (100.0%)		$442,044,910

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2012, securities with an aggregate market value of $2,920,000 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P 500® E-Mini Future	September 2012	171	Long	$242,093
		171		$242,093

(d)  The Fund held 1.5% of net assets in foreign securities at June 30, 2012.

(e)  At June 30, 2012, the cost of securities for federal income tax purposes was $205,246,432. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$252,746,488
Gross unrealized depreciation	(16,293,605)
Net unrealized appreciation	$236,452,883

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (80.5%)
Argentina (0.6%)
Government (0.6%)
Argentina Bonos (USD) 0.785%, 08/03/12 (c)	6,030,000	$726,038
Australia (9.0%)
Government (9.0%)
Australia Government Bond (AUD) 6.500%, 05/15/13	705,000	745,142
New South Wales Treasury Corp. (AUD)
5.250%, 05/01/13	200,000	208,713
5.500%, 08/01/13	1,885,000	1,980,892
5.500%, 03/01/17	1,440,000	1,623,240
Queensland Treasury Corp. (AUD)
6.000%, 08/14/13	1,325,000	1,401,857
6.000%, 08/21/13	595,000	628,867
6.000%, 09/14/17	585,000	668,777
Western Australia Treasury Corp. (AUD)
5.500%, 07/17/12	1,996,000	2,047,964
8.000%, 06/15/13	1,177,000	1,261,958
		10,567,410
Brazil (5.9%)
Government (5.9%)
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	2,125,000	2,416,841
6.000%, 08/15/16	114,000	132,326
6.000%, 08/15/18	110,000	129,463
6.000%, 05/15/45	2,000,000	2,580,621
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,674,709
		6,933,960
Hungary (3.2%)
Government (3.2%)
Hungary Government Bond (HUF)
5.500%, 02/12/14	29,800,000	128,600
5.500%, 02/12/16	21,500,000	89,515
6.500%, 06/24/19	19,100,000	79,226
6.750%, 02/12/13	15,200,000	67,169
6.750%, 08/22/14	85,600,000	374,565
6.750%, 02/24/17	19,200,000	82,019
6.750%, 11/24/17	70,000,000	297,537
7.000%, 06/24/22	12,300,000	51,724
7.500%, 10/24/13	12,300,000	54,654
7.500%, 11/12/20	1,400,000	6,089
8.000%, 02/12/15	13,800,000	62,022
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	33,592
3.875%, 02/24/20	150,000	154,475
4.375%, 07/04/17	175,000	195,723
5.750%, 06/11/18	530,000	619,663
6.250%, 01/29/20	735,000	716,250
6.375%, 03/29/21	810,000	788,940
		3,801,763

	Principal(b)	Value(a)
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (e)	340,000	$329,725
Indonesia (6.9%)
Government (6.9%)
Indonesia Treasury Bond (IDR)
9.500%, 07/15/23	18,680,000,000	2,446,019
10.000%, 09/15/24	1,959,000,000	267,009
10.250%, 07/15/22	2,155,000,000	293,913
10.250%, 07/15/27	17,010,000,000	2,397,909
11.000%, 11/15/20	6,128,000,000	860,213
12.800%, 06/15/21	8,576,000,000	1,323,351
12.900%, 06/15/22	3,361,000,000	528,284
		8,116,698
Ireland (5.0%)
Government (5.0%)
Ireland Government Bond (EUR)
4.400%, 06/18/19	125,000	142,285
4.500%, 10/18/18	98,000	113,820
4.500%, 04/18/20	536,000	605,034
4.600%, 04/18/16	98,000	120,698
5.000%, 10/18/20	1,345,000	1,554,066
5.400%, 03/13/25	2,546,000	2,939,853
5.900%, 10/18/19	310,000	382,159
		5,857,915
Israel (1.0%)
Government (1.0%)
Israel Government Bond — Fixed (ILS) 3.500%, 09/30/13	2,776,000	721,455
Israel Government Bond — Shahar (ILS) 5.000%, 03/31/13	1,836,000	479,240
		1,200,695
Lithuania (2.0%)
Government (2.0%)
Lithuania Government International Bond (USD) 6.125%, 03/09/21 (e)	100,000	110,000
Republic of Lithuania (USD)
6.750%, 01/15/15 (e)	1,130,000	1,220,400
7.375%, 02/11/20 (e)	900,000	1,061,784
		2,392,184
Malaysia (1.5%)
Government (1.5%)
Malaysia Government Bond (MYR)
2.509%, 08/27/12	3,235,000	1,017,957
3.210%, 05/31/13	1,085,000	342,389
3.461%, 07/31/13	450,000	142,432
3.700%, 05/15/13	205,000	64,953
3.702%, 02/25/13	121,000	38,279
5.094%, 04/30/14	400,000	130,634
8.000%, 10/30/13	20,000	6,706
		1,743,350

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Mexico (7.2%)
Government (7.2%)
Mexican Bonos (MXN)
7.750%, 12/14/17	5,000,000	$422,059
8.000%, 12/19/13	41,050,000	3,202,988
8.000%, 12/17/15	26,500,000	2,174,126
9.000%, 12/20/12	2,400,000	182,408
9.000%, 06/20/13	23,010,000	1,783,809
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,308,321	104,984
3.500%, 12/14/17	2,370,147	200,088
4.000%, 06/13/19	1,635,401	143,411
4.500%, 12/18/14	956,117	78,155
5.000%, 06/16/16	2,393,848	207,552
		8,499,580
Philippines (0.1%)
Government (0.1%)
Philippine Government Bond (PHP)
5.250%, 09/24/12	40,000	956
5.250%, 01/07/13	440,000	10,599
6.250%, 01/27/14	780,000	19,475
7.000%, 01/27/16	1,240,000	32,286
8.750%, 03/03/13	3,150,000	77,893
9.125%, 09/04/16	730,000	20,384
		161,593
Poland (10.3%)
Government (10.3%)
Poland Government Bond (PLN)
4.583%, 07/25/12 (d)	580,000	173,307
4.677%, 01/25/14 (d)	2,595,000	724,544
4.721%, 10/25/12 (d)	1,630,000	481,434
4.728%, 07/25/13 (d)	3,082,000	879,819
4.957%, 01/25/13 (d)	4,120,000	1,202,804
5.000%, 10/24/13	1,670,000	502,406
5.250%, 04/25/13	1,270,000	382,031
5.500%, 04/25/15	905,000	277,496
5.750%, 04/25/14	9,425,000	2,879,210
5.750%, 09/23/22	5,900,000	1,843,916
6.250%, 10/24/15	2,450,000	770,245
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	2,002,328
		12,119,540
Russia (2.9%)
Government (2.9%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (e) (f)	2,865,800	3,440,651
Singapore (1.4%)
Government (1.4%)
Singapore Government Bond (SGD) 0.250%, 02/01/14	2,100,000	1,658,506
South Korea (14.8%)
Financial (1.8%)
Korea Monetary Stabilization Bond (KRW)
3.280%, 06/09/13	284,130,000	248,031
3.280%, 06/02/14	476,450,000	415,824

	Principal(b)	Value(a)
3.380%, 05/09/13	414,000,000	$361,716
3.470%, 02/02/14	273,450,000	239,353
3.480%, 12/02/13	198,860,000	174,038
3.590%, 10/02/13	115,990,000	101,618
3.590%, 04/02/14	401,900,000	352,601
3.760%, 06/02/13	66,280,000	58,108
3.830%, 04/02/13	41,430,000	36,315
3.900%, 08/02/13	124,290,000	109,067
		2,096,671
Government (13.0%)
Korea Treasury Bond (KRW)
3.000%, 12/10/13	10,803,920,000	9,395,283
3.750%, 06/10/13	2,111,060,000	1,850,731
4.250%, 12/10/12	125,000,000	109,581
5.250%, 09/10/12	4,180,000,000	3,662,382
5.250%, 03/10/13	272,670,000	241,177
		15,259,154
		17,355,825
Sri Lanka (1.2%)
Government (1.2%)
Sri Lanka Government Bonds (LKR)
6.500%, 07/15/15	4,310,000	26,516
7.000%, 03/01/14	140,000	951
7.500%, 08/01/13	90,000	636
11.000%, 08/01/15	82,800,000	574,529
11.000%, 09/01/15	120,750,000	836,322
		1,438,954
Sweden (4.4%)
Government (4.4%)
Kommuninvest I Sverige (SEK) 1.750%, 10/08/12	700,000	101,418
Sweden Government Bond (SEK)
1.500%, 08/30/13	16,080,000	2,335,681
5.500%, 10/08/12	18,235,000	2,670,367
		5,107,466
Ukraine (0.9%)
Government (0.9%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (e)	200,000	158,000
Ukraine Government International Bond (EUR)
4.950%, 10/13/15 (e)	100,000	107,552
6.250%, 06/17/16 (e)	200,000	179,000
7.650%, 06/11/13 (e)	100,000	98,250
7.750%, 09/23/20 (e)	100,000	90,600
7.950%, 02/23/21 (e)	410,000	373,920
		1,007,322
United States (0.4%)
Government (0.4%)
County of Bexar (USD) 5.250%, 08/15/47	50,000	55,676
State of California (USD) 7.625%, 03/01/40	275,000	355,531
		411,207

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

	Principal(b)	Value(a)
Venezuela (0.7%)
Government (0.7%)
Venezuela Government International Bond (USD) 10.750%, 09/19/13	780,000	$803,400
Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD) 6.750%, 01/29/20 (e)	880,000	939,400
Total long-term debt securities (cost: $92,136,447)		94,613,182
Short-Term Securities (15.6%)
Australia (0.4%)
Australia Treasury Bill (AUD) 3.730%, 08/10/12 (d)	485,000	495,166
Hungary (0.1%)
Hungary Treasury Bills (HUF) 5.769%, 08/22/12 (d)	24,900,000	109,515
Malaysia (3.4%)
Bank Negara Malaysia Monetary Notes (MYR)
1.024%, 05/23/13 (d)	960,000	294,435
1.480%, 02/26/13 (d)	1,315,000	406,149
2.338%, 01/17/13 (d)	1,040,000	322,239
2.825%, 10/18/12 (d)	770,000	240,365
2.830%, 11/01/12 (d)	70,000	21,827
2.831%, 10/25/12 (d)	415,000	129,471
2.837%, 08/14/12 (d)	440,000	138,096
2.864%, 02/19/13 (d)	925,000	285,856
2.870%, 06/11/13 (d)	590,000	180,689
2.882%, 09/27/12 (d)	810,000	253,301
2.887%, 01/10/13 (d)	563,000	174,544
2.890%, 06/20/13 (d)	680,000	208,099
2.893%, 08/02/12 (d)	280,000	87,968
2.893%, 09/20/12 (d)	500,000	156,451
2.900%, 01/15/13 (d)	725,000	224,675
2.913%, 08/09/12 (d)	860,000	269,971
2.936%, 06/18/13 (d)	825,000	252,515
2.961%, 12/20/12 (d)	70,000	21,738
2.988%, 10/09/12 (d)	65,000	20,306
2.989%, 12/04/12 (d)	80,000	24,877
2.990%, 10/16/12 (d)	50,000	15,611
2.992%, 10/23/12 (d)	65,000	20,282
3.021%, 08/07/12 (d)	60,000	18,842
3.022%, 11/22/12 (d)	175,000	54,473
3.026%, 12/11/12 (d)	225,000	69,925
3.038%, 08/07/12 (d)	200,000	62,808
Malaysia Treasury Bill (MYR)
2.870%, 03/22/13 (d)	100,000	30,821
2.870%, 05/31/13 (d)	100,000	30,650
2.890%, 01/25/13 (d)	40,000	12,386
		4,029,370
Norway (2.6%)
Norway Treasury Bill (NOK) 1.509%, 03/20/13 (d)	18,580,000	3,085,284

	Principal(b)	Value(a)
Philippines (0.1%)
Philippine Treasury Bills (PHP)
1.213%, 08/22/12 (d)	650,000	$15,377
1.982%, 09/05/12 (d)	2,210,000	52,257
2.182%, 03/06/13 (d)	2,250,000	52,579
		120,213
South Korea (0.1%)
Korea Monetary Stabilization Bond (KRW) 3.253%, 12/18/12 (d)	103,580,000	90,404
Sri Lanka (0.0%)
Sri Lanka Treasury Bills (LKR)
7.270%, 07/06/12 (d)	140,000	1,043
7.320%, 09/28/12 (d)	300,000	2,182
		3,225
United States (3.0%)
Federal Home Loan Bank (USD) 0.000%, 07/02/12 (d)	3,525,000	3,525,000
Investment Company (5.9%)
United States (5.9%)
Dreyfus Treasury Cash Management Fund, 0.000%,	6,903,668	6,903,668
Total short-term securities (cost: $18,631,663)		18,361,845
Total investments in securities (cost: $110,768,110) (g)		112,975,027
Cash and other assets in excess of liabilities (3.9%)		4,586,103
Total net assets (100.0%)		$117,561,130

See accompanying notes to financial statements.

Advantus International Bond Fund
Investments in Securities – continued

Foreign Forward Currency Contracts

On June 30, 2012, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
07/02/12	287,273	USD	180,800	GBP	$(3,697)	CSI
07/02/12	180,800	GBP	279,432	USD	(4,144)	CSI
07/11/12	122,625	USD	5,714,000	INR	(20,456)	DBK
07/12/12	335,210	USD	1,023,565	MYR	(13,070)	DBK
07/12/12	61,970	USD	2,887,000	INR	(10,359)	DBK
07/12/12	198,098	USD	9,191,000	INR	(33,791)	JPS
07/13/12	380,715	USD	1,160,000	MYR	(15,659)	DBK
07/16/12	161,000	EUR	225,567	USD	21,230	DBK
07/16/12	353,510	EUR	3,286,787	SEK	27,292	MSC
07/16/12	399,419	EUR	3,714,920	SEK	31,022	MSC
07/18/12	189,484	EUR	813,000	MYR	15,277	DBK
07/18/12	253,000	EUR	354,881	USD	33,774	DBK
07/18/12	76,180	USD	232,000	MYR	(3,193)	DBK
07/18/12	82,639	EUR	769,460	SEK	6,532	MSC
07/18/12	399,420	EUR	3,708,930	SEK	30,108	UBS
07/19/12	190,000	EUR	266,209	USD	25,060	BCB
07/19/12	26,361	USD	1,225,000	INR	(4,493)	JPS
07/19/12	26,361	USD	1,225,000	INR	(4,493)	JPS
07/20/12	215,503	EUR	918,000	MYR	15,245	DBK
07/20/12	139,000	EUR	193,884	USD	17,463	DBK
07/20/12	119,819	USD	366,000	MYR	(4,691)	DBK
07/20/12	520,074	EUR	4,866,106	SEK	44,470	MSC
07/23/12	126,000	EUR	176,747	USD	16,822	DBK
07/25/12	275,733	EUR	1,180,000	MYR	21,078	DBK
07/25/12	146,681	USD	445,000	MYR	(6,749)	DBK
07/27/12	275,007	EUR	1,180,000	MYR	21,946	JPS
07/27/12	4,322,354	USD	13,031,032	MYR	(225,231)	JPS
07/31/12	1,214,614	USD	1,454,500	SGD	(66,396)	JPS
08/01/12	48,730	EUR	69,060	USD	7,206	BCB
08/01/12	971,664	USD	1,165,870	SGD	(51,296)	MSC
08/02/12	48,862	EUR	69,663	USD	7,640	BCB
08/06/12	135,680	EUR	192,747	USD	20,516	BCB
08/06/12	756,858	USD	906,640	SGD	(41,128)	CSI
08/06/12	756,862	USD	907,084	SGD	(40,782)	DBK
08/06/12	112,500	EUR	159,856	USD	17,050	DBK
08/06/12	81,000	EUR	115,096	USD	12,276	DBK
08/06/12	173,000	EUR	243,359	USD	23,755	DBK
08/08/12	59,760	EUR	83,900	USD	8,040	CIT
08/08/12	157,500	EUR	221,642	USD	21,709	DBK
08/08/12	203,000	EUR	285,672	USD	27,981	DBK
08/09/12	15,097,620	JPY	186,000	AUD	672	BCB
08/09/12	17,124	EUR	24,094	USD	2,357	CIT
08/09/12	15,105,711	JPY	186,000	AUD	571	CIT
08/09/12	160,000	EUR	226,734	USD	23,626	DBK
08/09/12	113,000	EUR	159,837	USD	16,392	DBK
08/09/12	15,119,940	JPY	186,000	AUD	392	DBK
08/09/12	621,082	USD	585,982	AUD	(22,526)	MSC
08/09/12	585,982	AUD	621,436	USD	22,879	MSC
08/09/12	137,700	USD	130,000	AUD	(4,910)	UBS
08/10/12	107,000	EUR	151,222	USD	15,392	DBK
08/13/12	83,288	USD	92,000,000	KRW	(3,024)	DBK
08/13/12	80,000	EUR	113,389	USD	11,831	DBK
08/13/12	123,000	EUR	174,124	USD	17,978	DBK
08/16/12	846,299	EUR	3,590,000	PLN	(4,329)	DBK
08/16/12	96,963	USD	106,000,000	KRW	(4,496)	JPS
08/17/12	203,336	USD	256,000	SGD	(1,239)	BCB
08/17/12	1,129,819	USD	1,228,000,000	KRW	(58,631)	HSB
08/17/12	303,858	USD	384,000	SGD	(712)	HSB
08/20/12	28,340,000	JPY	370,938	USD	15,512	DBK
08/20/12	23,010,000	JPY	302,763	USD	14,184	HSB
08/20/12	73,745,000	JPY	966,831	USD	41,960	HSB
08/20/12	23,117,000	JPY	302,400	USD	12,479	JPS
08/20/12	46,522,000	JPY	609,885	USD	26,431	UBS
08/22/12	23,068,000	JPY	303,008	USD	13,694	BCB

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
08/22/12	23,098,000	JPY	303,366	USD	$13,676	DBK
08/22/12	18,200,000	JPY	239,052	USD	10,792	MSC
08/22/12	380,000	EUR	541,158	USD	58,712	UBS
08/22/12	381,000	EUR	542,620	USD	58,905	UBS
08/23/12	49,717	EUR	71,493	USD	8,372	BCB
08/23/12	46,090,000	JPY	606,767	USD	28,708	CIT
08/23/12	45,752,000	JPY	601,288	USD	27,469	CSI
08/23/12	22,797,000	JPY	300,607	USD	14,688	DBK
08/23/12	200,104	USD	251,000	SGD	(1,952)	DBK
08/24/12	82,138	EUR	117,835	USD	13,551	BCB
08/24/12	160,641	USD	7,590,000	INR	(26,125)	DBK
08/24/12	199,587	USD	251,000	SGD	(1,435)	DBK
08/24/12	185,558	USD	8,758,000	INR	(30,342)	HSB
08/24/12	45,992,000	JPY	602,897	USD	26,060	JPS
08/27/12	45,839,000	JPY	601,049	USD	26,109	BCB
08/27/12	18,925,000	JPY	248,148	USD	10,779	BCB
08/27/12	492,000	EUR	707,545	USD	82,874	BCB
08/27/12	53,337	EUR	76,885	USD	9,166	BCB
08/27/12	199,710	EUR	1,585,600	NOK	12,651	DBK
08/27/12	414,103	EUR	3,820,973	SEK	26,698	DBK
08/27/12	38,472,000	JPY	506,264	USD	23,725	DBK
08/27/12	249,532	USD	313,000	SGD	(2,433)	DBK
08/27/12	73,808,000	JPY	968,291	USD	42,547	HSB
08/27/12	33,447,000	JPY	439,803	USD	20,290	JPS
08/27/12	743,770	EUR	1,070,002	USD	125,669	UBS
08/27/12	52,556,000	JPY	691,231	USD	32,042	UBS
08/29/12	50,017	EUR	71,604	USD	8,099	DBK
08/29/12	327,271	EUR	470,563	USD	55,033	JPS
08/30/12	54,600,000	JPY	716,535	USD	31,683	BCB
08/31/12	1,781	EUR	2,576	USD	314	DBK
08/31/12	124,523	USD	156,500	SGD	(973)	DBK
08/31/12	22,848,000	JPY	299,430	USD	12,842	JPS
09/04/12	242,978	USD	13,884,000	INR	2,550	DBK
09/04/12	278,578	USD	16,044,000	INR	5,148	HSB
09/06/12	113,087	USD	5,367,000	INR	(18,210)	DBK
09/06/12	27,000	EUR	38,308	USD	4,024	DBK
09/07/12	180,652	USD	10,227,000	INR	108	DBK
09/10/12	51,267	EUR	71,984	USD	6,883	BCB
09/10/12	59,000	EUR	82,530	USD	7,609	DBK
09/10/12	48,262	USD	2,730,000	INR	(36)	HSB
09/11/12	49,275	USD	2,769,000	INR	(368)	DBK
09/11/12	74,750	EUR	94,424	USD	(497)	DBK
09/12/12	50,045	EUR	69,963	USD	6,413	BCB
09/13/12	27,000	EUR	36,944	USD	2,658	DBK
09/13/12	122,460	USD	6,890,000	INR	(810)	HSB
09/14/12	142,450	EUR	194,847	USD	13,951	BCB
09/17/12	132,617	EUR	181,778	USD	13,364	UBS
09/18/12	121,913	USD	6,930,000	INR	334	DBK
09/19/12	33,313	EUR	46,178	USD	3,872	BCB
09/19/12	463,482	USD	587,000	SGD	(32)	JPS
09/20/12	111,500	USD	6,313,000	INR	(177)	DBK
09/24/12	81,780	EUR	111,263	USD	7,401	BCB
09/24/12	213,237	USD	9,488,000	PHP	10,843	DBK
09/24/12	223,000	EUR	304,602	USD	21,387	DBK
09/24/12	161,000	EUR	220,148	USD	15,675	DBK
09/24/12	99,932	USD	5,688,000	INR	298	JPS
09/25/12	149,693	USD	8,607,000	INR	1,948	DBK
09/26/12	179,000	EUR	242,167	USD	14,829	DBK
09/27/12	100,305	USD	5,780,000	INR	1,492	HSB
09/28/12	165,441	USD	36,000,000	HUF	(7,459)	DBK
09/28/12	163,385	USD	36,100,000	HUF	(4,964)	DBK
09/28/12	59,478	USD	2,600,000	PHP	1,920	HSB
09/28/12	9,763,000	JPY	128,630	USD	6,123	JPS
10/03/12	47,841	USD	2,100,000	PHP	1,741	HSB
10/04/12	261,332	USD	11,381,000	PHP	7,359	DBK
10/04/12	207,096	USD	9,129,000	PHP	8,428	HSB
10/05/12	312,445	USD	13,607,000	PHP	8,774	DBK
10/05/12	306,824	USD	13,611,000	PHP	14,490	HSB
10/09/12	256,634	USD	11,170,000	PHP	6,975	DBK
10/09/12	82,416	USD	3,595,000	PHP	2,425	JPS
10/11/12	205,353	USD	8,939,000	PHP	5,574	DBK
10/11/12	926,014	USD	12,237,000	MXN	(22,940)	DBK

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
10/11/12	205,905	USD	8,955,000	PHP	$5,399	HSB
10/11/12	102,803	USD	4,471,000	PHP	2,696	HSB
10/11/12	102,247	USD	4,460,000	PHP	2,992	JPS
10/12/12	60,985	USD	2,662,000	PHP	1,823	DBK
10/12/12	322,262	USD	1,023,987	MYR	(1,549)	DBK
10/12/12	145,156	USD	6,278,000	PHP	2,969	JPS
10/15/12	139,061	USD	441,908	MYR	(668)	DBK
10/15/12	101,707	USD	4,438,000	PHP	2,981	HSB
10/15/12	170,497	USD	7,449,000	PHP	5,218	JPS
10/15/12	86,478	USD	3,754,000	PHP	2,075	JPS
10/17/12	300,000	EUR	411,981	USD	30,867	HSB
10/17/12	300,000	EUR	411,986	USD	30,871	HSB
10/17/12	404,000	EUR	554,813	USD	41,580	HSB
10/18/12	162,341	EUR	1,279,000	NOK	8,086	BCB
10/18/12	162,975	EUR	1,284,000	NOK	8,118	BCB
10/19/12	55,668	USD	2,431,000	PHP	1,660	DBK
10/19/12	205,376	USD	8,856,000	PHP	3,465	HSB
10/22/12	222,584	USD	9,718,000	PHP	6,533	DBK
10/22/12	112,365	USD	4,880,000	PHP	2,689	JPS
10/24/12	28,881	EUR	39,685	USD	2,992	BCB
10/25/12	220,162	EUR	305,453	USD	25,733	BCB
10/26/12	30,914	EUR	43,038	USD	3,760	CIT
10/29/12	328,001	EUR	2,563,000	NOK	12,564	BCB
10/29/12	77,302	USD	3,993,000	INR	(7,327)	DBK
10/29/12	79,245	USD	4,087,000	INR	(7,622)	HSB
10/29/12	110,290	USD	4,747,000	PHP	1,568	JPS
10/29/12	20,370	USD	880,000	PHP	366	MSC
10/31/12	163,920	USD	8,432,000	INR	(16,198)	DBK
10/31/12	118,309	USD	6,087,000	INR	(11,670)	HSB
11/08/12	13,826,020	JPY	178,490	USD	4,880	CIT
11/08/12	310,544	EUR	2,447,400	NOK	15,183	UBS
11/13/12	13,582,000	JPY	176,069	USD	5,509	BCB
11/14/12	19,766,000	JPY	256,368	USD	8,145	BCB
11/14/12	39,315	USD	1,700,000	PHP	695	DBK
11/14/12	13,769,800	JPY	178,817	USD	5,895	UBS
11/16/12	45,867,000	JPY	600,644	USD	24,623	DBK
11/19/12	56,774,000	JPY	745,066	USD	32,031	BCB
11/19/12	11,968,000	JPY	156,793	USD	6,485	HSB
11/19/12	22,904,000	JPY	299,771	USD	12,116	JPS
11/19/12	18,297,000	JPY	239,961	USD	10,166	UBS
11/21/12	63,773,000	JPY	838,016	USD	37,052	BCB
12/03/12	100,000	EUR	134,590	USD	7,471	DBK
12/07/12	202,851	EUR	272,713	USD	14,837	HSB
12/07/12	30,600	EUR	38,207	USD	(693)	UBS
12/12/12	89,000	EUR	119,856	USD	6,707	BCB
12/17/12	409,828	USD	1,323,172	MYR	3,780	JPS
12/20/12	616,157	EUR	807,073	USD	23,642	UBS
01/09/13	1,943,160	USD	7,507,400	ILS	(30,410)	DBK
01/09/13	3,478,358	EUR	31,461,400	SEK	106,706	DBK
01/10/13	9,980,000	JPY	130,817	USD	5,362	CIT
01/10/13	320,627	USD	1,023,987	MYR	(742)	HSB
01/11/13	19,970,000	JPY	261,833	USD	10,794	BCB
01/11/13	9,950,000	JPY	130,364	USD	5,284	UBS
01/11/13	2,481,000	EUR	3,173,447	USD	17,970	UBS
01/14/13	252,202	EUR	321,646	USD	868	BCB
01/14/13	204,914	EUR	261,384	USD	752	CIT
01/14/13	482,000	EUR	618,936	USD	5,877	DBK
01/14/13	141,863	EUR	180,939	USD	502	JPS
01/14/13	193,732	USD	102,000,000	CLP	4,788	MSC
01/14/13	472,878	EUR	602,636	USD	1,178	UBS
01/15/13	25,460,000	JPY	333,050	USD	12,973	BCB
01/15/13	10,020,000	JPY	131,289	USD	5,320	DBK
01/15/13	10,030,000	JPY	131,455	USD	5,360	HSB
01/15/13	25,660,000	JPY	335,425	USD	12,833	HSB
01/15/13	20,250,000	JPY	264,734	USD	10,155	UBS
01/17/13	459,600	EUR	585,898	USD	1,306	DBK
01/22/13	204,914	EUR	261,470	USD	810	BCB
01/22/13	54,843	USD	2,402,000	PHP	1,440	DBK
01/22/13	219,096	USD	9,585,000	PHP	5,496	JPS
01/24/13	336,159	USD	171,290,000	CLP	(3,062)	DBK
01/25/13	172,356	USD	87,850,000	CLP	(1,534)	DBK

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
01/25/13	306,537	USD	155,120,000	CLP	$(4,910)	DBK
01/25/13	362,540	EUR	473,586	USD	12,400	UBS
01/28/13	60,350,000	JPY	781,635	USD	22,742	BCB
01/28/13	310,400	EUR	403,405	USD	8,531	CIT
01/28/13	298,968	USD	151,290,000	CLP	(4,863)	DBK
01/28/13	50,203,538	JPY	649,405	USD	18,102	DBK
01/28/13	204,272	USD	8,856,000	PHP	3,196	HSB
01/28/13	64,982,551	JPY	839,926	USD	22,779	HSB
01/28/13	52,800,000	JPY	682,744	USD	18,791	UBS
01/29/13	96,577	USD	48,870,000	CLP	(1,583)	DBK
01/30/13	191,385	USD	97,750,000	CLP	(1,392)	DBK
01/30/13	102,376	USD	51,930,000	CLP	(1,441)	JPM
01/31/13	178,338	USD	91,220,000	CLP	(1,052)	DBK
01/31/13	148,737	USD	6,418,000	PHP	1,601	DBK
01/31/13	300,000	EUR	394,170	USD	12,510	DBK
02/01/13	302,000	EUR	396,103	USD	11,894	UBS
02/04/13	202,166	USD	8,700,000	PHP	1,599	DBK
02/04/13	130,190	USD	5,600,000	PHP	969	HSB
02/04/13	89,596	USD	45,170,000	CLP	(1,838)	MSC
02/04/13	88,589	USD	44,640,000	CLP	(1,860)	MSC
02/06/13	111,540	USD	4,800,000	PHP	875	HSB
02/07/13	263,391	USD	327,000	SGD	(4,811)	DBK
02/07/13	263,285	USD	327,000	SGD	(4,705)	HSB
02/07/13	79,143	USD	3,400,000	PHP	481	JPS
02/08/13	454,000	EUR	593,796	USD	16,155	CIT
02/08/13	523,851	USD	651,000	SGD	(9,054)	DBK
02/08/13	158,000	EUR	206,792	USD	5,763	HSB
02/08/13	341,000	EUR	445,823	USD	11,957	UBS
02/11/13	75,838	EUR	328,000	PLN	(508)	BCB
02/11/13	211,000	EUR	279,997	USD	11,523	BCB
02/11/13	178,000	EUR	236,206	USD	9,721	BCB
02/11/13	104,330	USD	51,800,000	CLP	(3,750)	DBK
02/11/13	75,935	EUR	328,000	PLN	(631)	DBK
02/11/13	89,292	USD	44,110,000	CLP	(3,643)	MSC
02/12/13	22,910,000	JPY	299,477	USD	11,305	HSB
02/12/13	14,652,000	JPY	191,463	USD	7,164	MSC
02/13/13	72,773	USD	90,290	SGD	(1,368)	BCB
02/13/13	104,297	USD	51,700,000	CLP	(3,928)	BCB
02/13/13	240,081	USD	118,480,000	CLP	(10,066)	MSC
02/13/13	160,000	EUR	212,917	USD	9,329	UBS
02/14/13	629,580	USD	1,927,206	MYR	(27,924)	DBK
02/14/13	75,347	EUR	328,000	PLN	88	DBK
02/14/13	210,000	EUR	277,452	USD	10,240	DBK
02/14/13	259,065	USD	321,500	SGD	(4,804)	HSB
02/14/13	186,543	USD	231,500	SGD	(3,459)	HSB
02/15/13	163,531	USD	81,360,000	CLP	(5,607)	DBK
02/15/13	102,709	USD	51,100,000	CLP	(3,522)	DBK
02/15/13	6,828,270	JPY	88,419	USD	2,525	DBK
02/15/13	8,030,000	JPY	104,056	USD	3,045	JPS
02/19/13	306,773	USD	385,000	SGD	(2,265)	DBK
02/19/13	157,437	USD	485,000	MYR	(6,038)	HSB
02/19/13	206,000	EUR	271,879	USD	9,739	JPS
02/19/13	206,000	EUR	272,095	USD	9,955	UBS
02/21/13	97,773	USD	48,300,000	CLP	(4,068)	JPM
02/21/13	210,000	EUR	277,658	USD	10,421	UBS
02/22/13	19,720,000	JPY	250,254	USD	2,160	HSB
02/22/13	164,164	USD	82,000,000	CLP	(5,091)	JPM
02/25/13	352,720	USD	175,690,000	CLP	(11,982)	CIT
02/25/13	164,566	USD	82,530,000	CLP	(4,505)	DBK
02/25/13	19,700,000	JPY	248,502	USD	646	JPS
02/25/13	205,950	USD	103,150,000	CLP	(5,898)	MSC
02/26/13	179,174	USD	90,490,000	CLP	(3,690)	DBK
02/27/13	42,000	EUR	56,003	USD	2,551	DBK
02/27/13	199,000	USD	99,500,000	CLP	(6,059)	MSC
02/28/13	271,258	USD	136,470,000	CLP	(6,651)	DBK
02/28/13	124,811	USD	156,500	SGD	(1,011)	DBK
02/28/13	12,300	EUR	16,548	USD	894	DBK
02/28/13	58,835	USD	29,500,000	CLP	(1,637)	JPM
03/01/13	184,361	USD	91,600,000	CLP	(6,769)	BCB
03/01/13	91,818	USD	45,900,000	CLP	(2,828)	BCB
03/01/13	72,077	USD	36,150,000	CLP	(1,990)	DBK

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
03/01/13	1,865,214	EUR	2,511,511	USD	$137,662	DBK
03/01/13	20,800,000	JPY	260,138	USD	(1,578)	HSB
03/01/13	20,800,000	JPY	260,325	USD	(1,390)	JPS
03/04/13	187,545	USD	93,885,000	CLP	(5,568)	DBK
03/04/13	23,200,000	JPY	289,466	USD	(2,464)	UBS
03/05/13	13,000	EUR	17,362	USD	816	DBK
03/06/13	188,808	USD	93,885,000	CLP	(6,862)	DBK
03/07/13	157,427	EUR	208,827	USD	8,454	BCB
03/07/13	205,390	USD	102,120,000	CLP	(7,502)	DBK
03/08/13	390,000	EUR	512,924	USD	16,526	CIT
03/08/13	340,071	EUR	447,258	USD	14,411	CIT
03/08/13	1,620,000	EUR	2,132,390	USD	70,430	DBK
03/08/13	202,191	USD	101,500,000	CLP	(5,520)	DBK
03/08/13	104,000	EUR	136,942	USD	4,569	HSB
03/08/13	548,358	USD	7,354,410	MXN	(12,250)	HSB
03/08/13	294,000	EUR	386,817	USD	12,610	MSC
03/11/13	259,873	EUR	341,707	USD	10,923	BCB
03/11/13	86,217	USD	44,100,000	CLP	(788)	MSC
03/13/13	193,837	USD	98,760,000	CLP	(2,556)	DBK
03/15/13	80,099	EUR	105,122	USD	3,161	BCB
03/18/13	395,411	USD	199,920,000	CLP	(8,362)	DBK
03/19/13	21,026,000	JPY	253,020	USD	(11,629)	CIT
03/19/13	55,874	EUR	73,370	USD	2,242	CIT
03/19/13	323,541	USD	409,700	SGD	659	DBK
03/19/13	370,341	USD	468,000	SGD	(8)	HSB
03/19/13	12,600,000	JPY	151,921	USD	(6,673)	MSC
03/19/13	17,050,000	JPY	205,818	USD	(8,786)	MSC
03/21/13	45,378	EUR	60,235	USD	2,467	BCB
03/21/13	351,698	USD	441,100	SGD	(2,639)	DBK
03/21/13	280,612	USD	352,000	SGD	(2,061)	HSB
03/21/13	97,595	USD	48,700,000	CLP	(3,335)	JPM
03/25/13	13,332,130	JPY	160,277	USD	(7,551)	BCB
03/26/13	94,407	EUR	124,557	USD	4,365	CIT
03/26/13	142,000	EUR	187,312	USD	6,529	DBK
03/28/13	22,832	EUR	30,508	USD	1,439	DBK
03/29/13	190,281	USD	96,320,000	CLP	(3,974)	DBK
04/02/13	34,633	EUR	46,008	USD	1,912	DBK
04/02/13	43,542	EUR	58,233	USD	2,794	DBK
04/03/13	201,397	USD	102,330,000	CLP	(3,549)	DBK
04/04/13	195,000	EUR	260,454	USD	12,165	DBK
04/04/13	131,000	EUR	174,971	USD	8,172	DBK
04/05/13	122,716	EUR	163,795	USD	7,541	BCB
04/10/13	602,000	EUR	793,075	USD	26,497	HSB
04/11/13	121,475	EUR	159,334	USD	4,647	DBK
04/11/13	301,000	EUR	394,632	USD	11,338	UBS
04/12/13	187,843	USD	10,203,000	INR	(13,280)	DBK
04/12/13	244,000	EUR	320,360	USD	9,645	JPS
04/15/13	400,095	USD	21,880,000	INR	(25,897)	DBK
04/15/13	163,982	USD	83,180,000	CLP	(3,322)	MSC
04/16/13	129,253	EUR	171,005	USD	6,402	HSB
04/16/13	381,000	EUR	504,073	USD	18,872	HSB
04/16/13	269,543	USD	14,696,000	INR	(18,240)	JPS
04/18/13	263,686	USD	14,426,000	INR	(17,065)	JPS
04/19/13	119,438	EUR	157,085	USD	4,975	BCB
04/19/13	129,435	USD	402,984	MYR	(3,804)	JPS
04/19/13	147,060	USD	74,530,000	CLP	(3,156)	MSC
04/22/13	12,300,000	JPY	152,190	USD	(2,733)	BCB
04/22/13	12,300,000	JPY	152,141	USD	(2,782)	CIT
04/22/13	92,559	USD	5,058,000	INR	(6,134)	DBK
04/22/13	132,035	USD	7,206,000	INR	(8,908)	JPS
04/23/13	341,000	EUR	449,950	USD	15,647	DBK
04/23/13	370,644	USD	1,155,000	MYR	(10,616)	JPS
04/23/13	32,855	EUR	43,480	USD	1,636	JPS
04/26/13	182,783	USD	10,247,000	INR	(7,787)	DBK
04/29/13	150,731	USD	76,119,000	CLP	(3,883)	CIT
04/29/13	93,252	USD	47,223,000	CLP	(2,151)	JPM
04/29/13	156,365	USD	8,715,000	INR	(7,590)	JPS
04/30/13	84,263	EUR	111,927	USD	4,597	BCB
04/30/13	129,998	USD	7,260,000	INR	(6,078)	JPS
05/07/13	32,000	EUR	42,299	USD	1,536	BCB

Advantus International Bond Fund
Investments in Securities – continued

Exchange Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Gain (Loss)	Counterparty
05/07/13	43,000	EUR	56,775	USD	$1,999	CSI
05/07/13	32,000	EUR	42,241	USD	1,478	MSC
05/08/13	51,000	EUR	67,219	USD	2,251	DBK
05/10/13	29,346,000	JPY	369,881	USD	116	CIT
05/10/13	32,000	EUR	41,765	USD	999	DBK
05/10/13	16,000	EUR	20,884	USD	501	UBS
05/13/13	19,620,000	JPY	248,040	USD	809	DBK
05/13/13	101,731	USD	52,000,000	CLP	(1,533)	MSC
05/13/13	14,666,000	JPY	185,464	USD	658	UBS
05/14/13	14,665,000	JPY	184,529	USD	(268)	CIT
05/20/13	62,000	EUR	79,506	USD	512	DBK
05/21/13	62,000	EUR	79,245	USD	250	BCB
05/21/13	92,000	EUR	117,309	USD	91	DBK
05/24/13	275,050	EUR	1,238,000	PLN	8,947	MSC
06/05/13	22,710	EUR	28,250	USD	(692)	DBK
06/07/13	58,800	EUR	73,594	USD	(1,342)	DBK
06/11/13	85,084	EUR	384,000	PLN	2,907	CIT
06/11/13	436,965	EUR	1,967,000	PLN	13,449	DBK
06/11/13	74,750	EUR	94,820	USD	(448)	DBK
06/13/13	11,000	EUR	13,876	USD	(144)	DBK
06/13/13	58,000	EUR	73,162	USD	(760)	DBK
06/14/13	17,886,000	JPY	226,236	USD	703	CIT
06/28/13	723,667	EUR	6,480,000	SEK	6,459	UBS
					$1,806,725

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Variable rate security.

(d)  For zero coupon issues (strips) the interest rate represents the yield to maturity at June 30, 2012.

(e)  Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".

(f)  Step rate security.

(g)  At June 30, 2012, the cost of securities for federal income tax purposes was $110,768,110. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$7,568,810
Gross unrealized depreciation	(5,361,893)
Net unrealized appreciation	$2,206,917

Advantus International Bond Fund
Investments in Securities – continued

Currency Legend

AUD   Australian Dollar

BRL  Brazilian Real

CLP   Chilean Peso

EUR   Euro

GBP   British Pound

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS   Israeli Shekel

INR   Indian Rupee

JPY   Japanese Yen

KRW   South Korean Won

LKR  Sri Lankan Rupee

MXN   Mexican New Peso

MYR   Malaysian Ringgit

NOK   Norwegian Krone

PHP   Philippine Peso

PLN   Polish Zloty

SEK   Swedish Krona

SGD   Singapore Dollar

USD   United States Dollar

Counterparty Legend

BCB  Barclays Bank PLC

CIT  Citibank NA

CSI  Credit Suisse International

DBK   Deutsche Bank AG

HSB   HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

JPS  JPMorgan Chase (Singapore)

MSC  Morgan Stanley and Co., Inc.

UBS  UBS AG

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.9%)
Consumer Discretionary (12.9%)
Auto Components (0.3%)
Gentex Corp.	21,560	$449,957
Automobiles (0.1%)
Thor Industries, Inc.	6,322	173,286
Distributors (0.4%)
LKQ Corp. (b)	22,039	736,103
Diversified Consumer Services (0.8%)
ITT Educational Services, Inc. (b)	2,737	166,273
Matthews International Corp. — Class A	4,175	135,646
Regis Corp.	8,564	153,809
Service Corp. International/US	32,456	401,481
Sotheby's	10,070	335,935
Strayer Education, Inc.	1,782	194,274
		1,387,418
Hotels, Restaurants & Leisure (1.5%)
Bally Technologies, Inc. (b)	6,423	299,697
Bob Evans Farms, Inc.	4,333	174,187
Brinker International, Inc.	11,269	359,143
International Speedway Corp. — Class A	4,125	107,993
Life Time Fitness, Inc. (b)	6,437	299,385
Panera Bread Co. — Class A (b)	4,476	624,133
Scientific Games Corp. — Class A (b)	8,725	74,599
The Cheesecake Factory, Inc. (b)	8,074	258,045
The Wendy's Co.	44,345	209,308
WMS Industries, Inc. (b)	8,234	164,268
		2,570,758
Household Durables (1.7%)
KB Home	10,777	105,615
MDC Holdings, Inc.	5,601	182,985
Mohawk Industries, Inc. (b)	8,559	597,675
NVR, Inc. (b)	849	721,650
Tempur-Pedic International, Inc. (b)	9,496	222,111
Toll Brothers, Inc. (b)	21,935	652,127
Tupperware Brands Corp.	8,359	457,739
		2,939,902
Internet & Catalog Retail (0.1%)
HSN, Inc.	5,851	236,088
Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	10,250	732,670
Media (1.2%)
AMC Networks, Inc. — Class A (b)	8,540	303,597
Cinemark Holdings, Inc.	15,276	349,057
DreamWorks Animation SKG, Inc. — Class A (b)	10,680	203,561

	Shares	Value(a)
John Wiley & Sons, Inc. — Class A	6,983	$342,097
Lamar Advertising Co. — Class A (b)	8,703	248,906
Meredith Corp.	5,477	174,935
Scholastic Corp.	3,761	105,910
The New York Times Co. — Class A (b)	18,148	141,554
Valassis Communications, Inc. (b)	6,357	138,265
		2,007,882
Multiline Retail (0.1%)
Saks, Inc. (b)	23,805	253,523
Specialty Retail (5.0%)
Aaron's, Inc.	11,368	321,828
Advance Auto Parts, Inc.	11,011	751,170
Aeropostale, Inc. (b)	12,076	215,315
American Eagle Outfitters, Inc.	29,292	577,931
ANN, Inc. (b)	7,211	183,808
Ascena Retail Group, Inc. (b)	20,218	376,459
Barnes & Noble, Inc. (b)	6,021	99,106
Carter's, Inc. (b)	7,650	402,390
Chico's FAS, Inc.	25,068	372,009
Collective Brands, Inc. (b)	9,109	195,115
Dick's Sporting Goods, Inc.	14,128	678,144
Foot Locker, Inc.	22,660	692,943
Guess?, Inc.	9,684	294,103
Office Depot, Inc. (b)	42,362	91,502
PetSmart, Inc.	16,205	1,104,857
RadioShack Corp.	14,864	57,078
Rent-A-Center, Inc.	8,832	297,992
Signet Jewelers, Ltd. (c)	12,723	559,939
Tractor Supply Co.	10,798	896,882
Williams-Sonoma, Inc.	14,888	520,633
		8,689,204
Textiles, Apparel & Luxury Goods (1.3%)
Deckers Outdoor Corp. (b)	5,753	253,190
Hanesbrands, Inc. (b)	14,573	404,109
PVH Corp.	10,524	818,662
The Warnaco Group, Inc. (b)	6,154	262,037
Under Armour, Inc. — Class A (b)	5,582	527,387
		2,265,385
Consumer Staples (3.4%)
Food & Staples Retailing (0.3%)
Harris Teeter Supermarkets, Inc.	7,392	302,998
SUPERVALU, Inc.	31,732	164,372
		467,370
Food Products (1.9%)
Flowers Foods, Inc.	16,864	391,751
Green Mountain Coffee Roasters, Inc. (b)	19,508	424,884
Hillshire Brands Co.	17,760	514,862
Ingredion, Inc.	11,402	564,627

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Lancaster Colony Corp.	2,981	$212,277
Post Holdings, Inc. (b)	4,099	126,044
Ralcorp Holdings, Inc. (b)	8,254	550,872
Smithfield Foods, Inc. (b)	24,079	520,829
Tootsie Roll Industries, Inc.	3,789	90,406
		3,396,552
Household Products (1.1%)
Church & Dwight Co., Inc.	20,766	1,151,890
Energizer Holdings, Inc. (b)	9,776	735,644
		1,887,534
Tobacco (0.1%)
Universal Corp.	3,460	160,302
Energy (4.9%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc. (b)	8,492	321,337
CARBO Ceramics, Inc.	3,020	231,725
Dresser-Rand Group, Inc. (b)	11,308	503,658
Dril-Quip, Inc. (b)	5,193	340,609
Helix Energy Solutions Group, Inc. (b)	15,793	259,163
Oceaneering International, Inc.	16,191	774,901
Oil States International, Inc. (b)	7,721	511,130
Patterson-UTI Energy, Inc.	23,263	338,709
Superior Energy Services, Inc. (b)	23,551	476,437
Tidewater, Inc.	7,653	354,793
Unit Corp. (b)	6,195	228,534
		4,340,996
Oil, Gas & Consumable Fuels (2.4%)
Arch Coal, Inc.	31,731	218,626
Bill Barrett Corp. (b)	7,192	154,053
Cimarex Energy Co.	12,815	706,363
Forest Oil Corp. (b)	17,606	129,052
HollyFrontier Corp.	30,916	1,095,354
Northern Oil and Gas, Inc. (b)	9,403	149,884
Plains Exploration & Production Co. (b)	19,270	677,919
Quicksilver Resources, Inc. (b)	18,126	98,243
SM Energy Co.	9,591	471,014
World Fuel Services Corp.	10,716	407,529
		4,108,037
Financial (21.4%)
Capital Markets (2.1%)
Affiliated Managers Group, Inc. (b)	7,679	840,467
Apollo Investment Corp.	30,332	232,950
Eaton Vance Corp.	17,276	465,588
Greenhill & Co., Inc.	4,350	155,077
Janus Capital Group, Inc.	28,180	220,368
Jefferies Group, Inc.	22,473	291,924
Raymond James Financial, Inc.	16,690	571,466
SEI Investments Co.	21,518	427,993
Waddell & Reed Financial, Inc. — Class A	12,869	389,673
		3,595,506

	Shares	Value(a)
Commercial Banks (3.8%)
Associated Banc-Corp	26,004	$342,993
BancorpSouth, Inc.	12,282	178,335
Bank of Hawaii Corp.	6,806	312,736
Cathay General Bancorp	11,757	194,108
City National Corp.	7,012	340,643
Commerce Bancshares, Inc.	11,769	446,045
Cullen/Frost Bankers, Inc.	9,175	527,471
East West Bancorp, Inc.	21,614	507,064
FirstMerit Corp.	16,393	270,812
Fulton Financial Corp.	30,018	299,880
Hancock Holding Co.	12,673	385,766
International Bancshares Corp.	7,880	153,818
Prosperity Bancshares, Inc.	7,029	295,429
Signature Bank (b)	6,903	420,876
SVB Financial Group (b)	6,589	386,906
Synovus Financial Corp.	117,593	232,834
TCF Financial Corp.	24,245	278,333
Trustmark Corp.	9,648	236,183
Valley National Bancorp	29,489	312,583
Webster Financial Corp.	10,974	237,697
Westamerica Bancorporation	4,134	195,083
		6,555,595
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	13,073	361,861
MSCI, Inc. (b)	18,171	618,177
		980,038
Diversified REIT's (0.4%)
Liberty Property Trust	17,542	646,247
Insurance (4.4%)
Alleghany Corp. (b)	2,195	745,751
American Financial Group, Inc.	11,298	443,221
Arthur J Gallagher & Co.	17,686	620,248
Aspen Insurance Holdings, Ltd. (c)	10,633	307,294
Brown & Brown, Inc.	17,350	473,135
Everest Re Group, Ltd. (c)	7,886	816,122
Fidelity National Financial, Inc. — Class A	33,309	641,531
First American Financial Corp.	15,831	268,494
HCC Insurance Holdings, Inc.	15,129	475,051
Kemper Corp.	7,411	227,888
Mercury General Corp.	5,402	225,101
Old Republic International Corp.	38,788	321,553
Protective Life Corp.	12,110	356,155
Reinsurance Group of America, Inc.	11,020	586,374
StanCorp Financial Group, Inc.	6,652	247,188
The Hanover Insurance Group, Inc.	6,726	263,188
WR Berkley Corp.	16,750	651,910
		7,670,204
Office REIT's (2.2%)
Alexandria Real Estate Equities, Inc.	9,282	674,987

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
BioMed Realty Trust, Inc.	23,047	$430,518
Corporate Office Properties Trust SBI	10,744	252,591
Duke Realty Corp.	39,834	583,170
Highwoods Properties, Inc.	11,052	371,900
Mack-Cali Realty Corp.	13,128	381,631
SL Green Realty Corp.	13,401	1,075,296
		3,770,093
Real Estate Investment Trust-Apartments (0.4%)
Taubman Centers, Inc.	8,805	679,394
Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	6,509	458,038
Residential REIT's (2.4%)
American Campus Communities, Inc.	11,168	502,337
BRE Properties, Inc.	11,449	572,679
Camden Property Trust	12,015	813,055
Essex Property Trust, Inc.	5,288	813,929
Home Properties, Inc.	7,238	444,124
UDR, Inc.	37,442	967,501
		4,113,625
Retail REIT's (2.7%)
Equity One, Inc.	8,864	187,917
Federal Realty Investment Trust	9,553	994,372
National Retail Properties, Inc.	15,992	452,414
Realty Income Corp.	19,944	833,061
Regency Centers Corp.	13,445	639,578
The Macerich Co.	19,818	1,170,253
Weingarten Realty Investors	18,118	477,228
		4,754,823
Specialized REIT's (1.3%)
Hospitality Properties Trust	18,471	457,527
Omega Healthcare Investors, Inc.	15,817	355,882
Potlatch Corp.	6,009	191,927
Rayonier, Inc.	18,233	818,662
Senior Housing Properties Trust	24,318	542,778
		2,366,776
Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	12,510	122,598
First Niagara Financial Group, Inc.	52,723	403,331
New York Community Bancorp, Inc.	65,649	822,582
Washington Federal, Inc.	15,978	269,868
		1,618,379
Health Care (10.6%)
Biotechnology (2.0%)
Regeneron Pharmaceuticals, Inc. (b)	11,661	1,331,919
United Therapeutics Corp. (b)	8,008	395,435

	Shares	Value(a)
Vertex Pharmaceuticals, Inc. (b) (d)	31,554	$1,764,500
		3,491,854
Health Care Equipment & Supplies (2.7%)
Gen-Probe, Inc. (b)	6,838	562,084
Hill-Rom Holdings, Inc.	9,222	284,499
Hologic, Inc. (b)	39,554	713,554
IDEXX Laboratories, Inc. (b)	8,224	790,573
Masimo Corp. (b)	8,571	191,819
ResMed, Inc. (b)	21,342	665,870
STERIS Corp.	8,627	270,629
Teleflex, Inc.	6,090	370,942
The Cooper Cos., Inc.	7,075	564,302
Thoratec Corp. (b)	8,734	293,288
		4,707,560
Health Care Providers & Services (4.0%)
AMERIGROUP Corp. (b)	7,273	479,363
Catalyst Health Solutions, Inc. (b)	7,605	710,611
Community Health Systems, Inc. (b)	13,591	380,956
Health Management Associates, Inc. — Class A (b)	38,322	300,828
Health Net, Inc. (b)	12,413	301,263
Henry Schein, Inc. (b)	13,435	1,054,513
HMS Holdings Corp. (b)	12,831	427,401
LifePoint Hospitals, Inc. (b)	7,221	295,917
Lincare Holdings, Inc.	12,910	439,198
Mednax, Inc. (b)	7,340	503,084
Omnicare, Inc.	16,890	527,475
Owens & Minor, Inc.	9,443	289,239
Universal Health Services, Inc. — Class B	14,475	624,741
VCA Antech, Inc. (b)	13,081	287,520
WellCare Health Plans, Inc. (b)	6,416	340,048
		6,962,157
Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc. (b)	28,539	311,931
Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc. — Class A (b)	3,005	300,530
Charles River Laboratories International, Inc. (b)	7,291	238,853
Covance, Inc. (b)	8,290	396,677
Mettler-Toledo International, Inc. (b)	4,746	739,664
Techne Corp.	5,476	406,319
		2,082,043
Pharmaceuticals (0.5%)
Endo Pharmaceuticals Holdings, Inc. (b)	17,520	542,769
Medicis Pharmaceutical Corp. — Class A	8,852	302,296
		845,065

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Industrials (15.5%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	4,920	$248,804
BE Aerospace, Inc. (b)	15,534	678,215
Esterline Technologies Corp. (b)	4,580	285,563
Exelis, Inc.	27,835	274,453
Huntington Ingalls Industries, Inc. (b)	7,320	294,557
Triumph Group, Inc.	7,449	419,155
		2,200,747
Airlines (0.3%)
Alaska Air Group, Inc. (b)	10,629	381,581
JetBlue Airways Corp. (b)	34,131	180,894
		562,475
Building Products (0.5%)
Fortune Brands Home & Security, Inc. (b)	23,767	529,291
Lennox International, Inc.	7,589	353,875
		883,166
Commercial Services & Supplies (1.6%)
Clean Harbors, Inc. (b)	7,080	399,454
Copart, Inc. (b)	15,553	368,451
Corrections Corp. of America	14,928	439,630
Deluxe Corp.	7,525	187,673
Herman Miller, Inc.	8,652	160,235
HNI Corp.	6,715	172,911
Mine Safety Appliances Co.	4,609	185,466
Rollins, Inc.	9,586	214,439
The Brink's Co.	7,019	162,700
Waste Connections, Inc.	18,441	551,755
		2,842,714
Construction & Engineering (0.9%)
Aecom Technology Corp. (b)	16,879	277,659
Granite Construction, Inc.	5,190	135,511
KBR, Inc.	22,186	548,216
The Shaw Group, Inc. (b)	9,805	267,775
URS Corp.	11,322	394,911
		1,624,072
Electrical Equipment (1.8%)
Acuity Brands, Inc.	6,328	322,158
AMETEK, Inc.	24,030	1,199,337
General Cable Corp. (b)	7,423	192,553
Hubbell, Inc. — Class B	8,854	690,081
Regal-Beloit Corp.	6,252	389,250
Woodward Governor Co.	8,993	354,684
		3,148,063
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,242	490,011
Machinery (5.0%)
AGCO Corp. (b)	14,534	664,640
CLARCOR, Inc.	7,511	361,730
Crane Co.	7,327	266,556
Donaldson Co., Inc.	22,263	742,916
Gardner Denver, Inc.	7,487	396,137

	Shares	Value(a)
Graco, Inc.	9,043	$416,702
Harsco Corp.	12,040	245,375
IDEX Corp.	12,561	489,628
ITT Corp.	13,798	242,845
Kennametal, Inc.	11,934	395,612
Lincoln Electric Holdings, Inc.	12,513	547,944
Nordson Corp.	8,461	433,965
Oshkosh Corp. (b)	13,699	286,994
Pentair, Inc.	14,785	565,970
SPX Corp.	7,573	494,668
Terex Corp. (b)	16,478	293,803
Timken Co.	12,550	574,665
Trinity Industries, Inc.	11,983	299,335
Valmont Industries, Inc.	3,355	405,854
Wabtec Corp.	7,193	561,126
		8,686,465
Marine (0.4%)
Alexander & Baldwin Holdings, Inc.	6,339	337,552
Kirby Corp. (b)	8,353	393,259
		730,811
Professional Services (0.8%)
FTI Consulting, Inc. (b)	6,203	178,336
Korn/Ferry International (b)	7,055	101,239
Manpower, Inc.	11,988	439,360
The Corporate Executive Board Co.	4,942	202,029
Tower Watson & Co. — Class A	7,653	458,415
		1,379,379
Road & Rail (1.6%)
Con-way, Inc.	8,351	301,554
JB Hunt Transport Services, Inc.	13,478	803,289
Kansas City Southern	16,443	1,143,775
Landstar System, Inc.	7,018	362,971
Werner Enterprises, Inc.	6,554	156,575
		2,768,164
Trading Companies & Distributors (0.9%)
GATX Corp.	6,984	268,884
MSC Industrial Direct Co. — Class A	6,873	450,525
United Rentals, Inc. (b)	12,534	426,658
Watsco, Inc.	4,440	327,672
		1,473,739
Transportation (0.1%)
UTi Worldwide, Inc. (c)	15,428	225,403
Information Technology (14.9%)
Communications Equipment (0.9%)
ADTRAN, Inc.	9,522	287,469
Ciena Corp. (b)	14,814	242,505
Plantronics, Inc.	6,355	212,257
Polycom, Inc. (b)	26,654	280,400
Riverbed Technology, Inc. (b)	23,699	382,739
Tellabs, Inc.	54,748	182,311
		1,587,681

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Computers & Peripherals (0.6%)
Diebold, Inc.	9,388	$346,511
NCR Corp. (b)	23,725	539,269
QLogic Corp. (b)	14,568	199,436
		1,085,216
Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc. (b)	16,709	548,222
Avnet, Inc. (b) (d)	21,685	669,199
Ingram Micro, Inc. — Class A (b)	22,693	396,447
Itron, Inc. (b)	5,993	247,151
National Instruments Corp.	13,894	373,193
Tech Data Corp. (b)	5,960	287,093
Trimble Navigation, Ltd. (b) (d)	18,701	860,433
Vishay Intertechnology, Inc. (b)	21,443	202,208
		3,583,946
Internet Software & Services (1.8%)
AOL, Inc. (b)	13,979	392,530
Equinix, Inc. (b)	7,188	1,262,572
Monster Worldwide, Inc. (b)	18,127	154,080
Rackspace Hosting, Inc. (b)	15,963	701,414
ValueClick, Inc. (b)	12,046	197,434
Wright Express Corp. (b)	5,840	360,445
		3,068,475
IT Services (2.7%)
Acxiom Corp. (b)	11,482	173,493
Alliance Data Systems Corp. (b)	7,592	1,024,920
Broadridge Financial Solutions, Inc.	18,652	396,728
Convergys Corp.	17,417	257,249
CoreLogic, Inc. (b)	15,968	292,374
DST Systems, Inc.	5,112	277,633
Gartner, Inc. — Class A (b)	13,945	600,332
Global Payments, Inc.	11,744	507,693
Jack Henry & Associates, Inc.	13,063	450,935
Lender Processing Services, Inc.	12,628	319,236
Mantech International Corp. — Class A	3,425	80,385
NeuStar, Inc. — Class A (b)	10,000	334,000
		4,714,978
Office Electronics (0.1%)
Zebra Technologies Corp. — Class A (b)	7,700	264,572
Semiconductors & Semiconductor Equipment (2.0%)
Atmel Corp. (b)	66,344	444,505
Cree, Inc. (b)	17,286	443,732
Cypress Semiconductor Corp. (b)	22,773	301,059
Fairchild Semiconductor International, Inc. (b)	18,943	267,096
Integrated Device Technology, Inc. (b)	21,269	119,532

	Shares	Value(a)
International Rectifier Corp. (b)	10,316	$206,217
Intersil Corp. — Class A	19,020	202,563
MEMC Electronic Materials, Inc. (b)	34,507	74,880
RF Micro Devices, Inc. (b)	41,582	176,723
Semtech Corp. (b)	9,741	236,901
Silicon Laboratories, Inc. (b)	6,362	241,120
Skyworks Solutions, Inc. (b)	28,353	776,022
		3,490,350
Software (4.7%)
ACI Worldwide, Inc. (b)	5,893	260,530
Advent Software, Inc. (b)	4,676	126,766
ANSYS, Inc. (b)	13,926	878,870
Cadence Design Systems, Inc. (b)	41,059	451,238
Compuware Corp. (b)	32,561	302,492
Concur Technologies, Inc. (b)	7,072	481,603
Factset Research Systems, Inc.	6,715	624,092
Fair Isaac Corp.	5,125	216,685
Informatica Corp. (b)	16,168	684,876
Mentor Graphics Corp. (b)	13,944	209,160
MICROS Systems, Inc. (b)	11,983	613,530
Parametric Technology Corp. (b)	17,821	373,528
Quest Software, Inc. (b)	8,389	233,634
Rovi Corp. (b)	16,590	325,496
Solera Holdings, Inc.	10,388	434,115
Synopsys, Inc. (b)	21,943	645,782
TIBCO Software, Inc. (b)	24,660	737,827
VeriFone Systems, Inc. (b)	16,003	529,539
		8,129,763
Materials (6.6%)
Chemicals (2.9%)
Albemarle Corp.	13,334	795,240
Ashland, Inc.	11,731	813,076
Cabot Corp.	9,433	383,923
Cytec Industries, Inc.	6,889	403,971
Intrepid Potash, Inc. (b)	7,803	177,596
Minerals Technologies, Inc.	2,683	171,122
NewMarket Corp.	1,633	353,708
Olin Corp.	11,973	250,116
RPM International, Inc.	19,662	534,806
Sensient Technologies Corp.	7,463	274,116
The Scotts Miracle-Gro Co. — Class A	6,457	265,512
Valspar Corp.	13,637	715,806
		5,138,992
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	6,873	541,730
Containers & Packaging (1.4%)
Aptargroup, Inc.	9,972	509,071
Greif, Inc. — Class A	4,594	188,354
Packaging Corp. of America	14,590	412,022
Rock-Tenn Co. — Class A	10,534	574,630
Silgan Holdings, Inc.	7,400	315,906
Sonoco Products Co.	15,037	453,365
		2,453,348

See accompanying notes to financial statements.

Advantus Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Metals & Mining (1.6%)
Carpenter Technology Corp.	6,536	$312,682
Commercial Metals Co.	17,336	219,127
Compass Minerals International, Inc.	4,956	378,043
Reliance Steel & Aluminum Co.	11,198	565,499
Royal Gold, Inc.	8,912	698,701
Steel Dynamics, Inc.	32,753	384,848
Worthington Industries, Inc.	7,921	162,143
		2,721,043
Paper & Forest Products (0.4%)
Domtar Corp.	5,403	414,464
Louisiana-Pacific Corp. (b)	20,559	223,682
		638,146
Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc. (b)	22,500	577,350
Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	14,442	307,470
Utilities (5.2%)
Electric Utilities (1.7%)
Cleco Corp.	9,123	381,615
Great Plains Energy, Inc.	22,818	488,534
Hawaiian Electric Industries, Inc.	14,391	410,431
IDACORP, Inc.	7,466	314,169
NV Energy, Inc.	35,282	620,258
PNM Resources, Inc.	11,908	232,682
Westar Energy, Inc.	18,864	564,977
		3,012,666
Gas Utilities (1.7%)
Atmos Energy Corp.	13,459	472,007
Energen Corp.	10,761	485,644
National Fuel Gas Co.	12,441	584,478
Questar Corp.	26,640	555,711
UGI Corp.	16,795	494,277
WGL Holdings, Inc.	7,719	306,830
		2,898,947
Multi-Utilities (1.5%)
Alliant Energy Corp.	16,589	755,961
Black Hills Corp.	6,541	210,424
MDU Resources Group, Inc.	28,230	610,050
OGE Energy Corp.	14,708	761,727
Vectren Corp.	12,244	361,443
		2,699,605
Water Utilities (0.3%)
Aqua America, Inc.	20,795	519,043
Total common stocks (cost: $137,166,330)		166,860,825

	Shares	Value(a)
Short-Term Securities (3.3%)
Investment Companies (3.3%)
JPMorgan U.S. Government Money Market Fund, current rate, current rate 0.000%	500,000	$500,000
SEI Investments Treasury Mutual Funds, current rate 0.010%	650,000	650,000
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	4,564,995	4,564,995
Total short-term securities (cost: $5,714,995)		5,714,995
Total investments in securities (cost: $142,881,325) (e)		172,575,820
Cash and other assets in excess of liabilities (0.8%)		1,340,549
Total net assets (100.0%)		$173,916,369

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Non-income producing security.

(c)  The Fund held 1.1% of net assets in foreign securities at June 30, 2012.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2012, securities with an aggregate market value of $2,144,460 have been segregated to cover margin requirements for the following open futures contracts:

Type	Expiration	Number of Contracts	Position Type	Unrealized Appreciation/ (Depreciation)
S&P Mid 400® E-Mini Future	September 2012	72	Long	$198,770
		72		$198,770

(e)  At June 30, 2012, the cost of securities for federal income tax purposes was $143,680,558. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$41,291,673
Gross unrealized depreciation	(12,396,411)
Net unrealized appreciation	$28,895,262

See accompanying notes to financial statements.

Advantus Real Estate Securities Fund
Investments in Securities

June 30, 2012
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.5%)
Consumer Discretionary (0.8%)
Hotels, Restaurants & Leisure (0.8%)
Starwood Hotels & Resorts Worldwide, Inc. (b)	16,300	$864,552
Financial (93.6%)
Diversified REIT's (2.3%)
Retail Opportunity Investments Corp.	19,600	236,376
Vornado Realty Trust	27,186	2,283,080
		2,519,456
Industrial REIT's (4.5%)
EastGroup Properties, Inc.	9,500	506,350
ProLogis, Inc.	129,681	4,309,299
		4,815,649
Mortgage REIT's (0.4%)
Colony Financial, Inc.	25,700	444,610
Office REIT's (13.7%)
Alexandria Real Estate Equities, Inc. (c)	17,900	1,301,688
BioMed Realty Trust, Inc.	77,800	1,453,304
Boston Properties, Inc.	38,683	4,192,077
Brandywine Realty Trust	76,500	944,010
Digital Realty Trust, Inc.	29,458	2,211,412
Duke Realty Corp.	89,600	1,311,744
Hudson Pacific Properties, Inc.	18,500	322,085
Kilroy Realty Corp.	21,100	1,021,451
SL Green Realty Corp.	25,800	2,070,192
		14,827,963
Real Estate Operating Companies (2.2%)
Brookfield Properties Corp.	93,716	1,632,533
Forest City Enterprises, Inc. — Class A (d)	52,900	772,340
		2,404,873
Real Estate Services (0.6%)
CBRE Group, Inc. (c) (d)	38,300	626,588
Residential REIT's (20.2%)
Apartment Investment & Management Co. — Class A	103,900	2,808,417
Associated Estates Realty Corp.	30,500	455,975
AvalonBay Communities, Inc.	26,700	3,777,516
BRE Properties, Inc.	18,000	900,360
Camden Property Trust	27,400	1,854,158
Colonial Properties Trust	41,600	921,024
Equity Lifestyle Properties, Inc.	10,800	744,876
Equity Residential (c)	64,800	4,040,928
Essex Property Trust, Inc.	8,916	1,372,351
Mid-America Apartment Communities, Inc.	21,100	1,439,864

	Shares	Value(a)
Post Properties, Inc.	27,800	$1,360,810
UDR, Inc.	79,700	2,059,448
		21,735,727
Retail REIT's (23.8%)
Acadia Realty Trust	61,836	1,433,359
Agree Realty Corp.	46,584	1,030,904
CBL & Associates Properties, Inc.	53,400	1,043,436
DDR Corp.	142,000	2,078,880
General Growth Properties, Inc.	44,700	808,623
Kimco Realty Corp.	111,200	2,116,136
Primaris Retail Real Estate Investment Trust	32,762	757,146
Retail Properties of America, Inc.	66,500	646,380
RioCan Real Estate Investment Trust	18,500	502,673
Simon Property Group, Inc.	70,479	10,970,761
Tanger Factory Outlet Centers	32,300	1,035,215
The Macerich Co.	44,169	2,608,179
Weingarten Realty Investors	23,700	624,258
		25,655,950
Specialized REIT's (25.9%)
American Tower Corp.	10,700	748,037
Chatham Lodging Trust	23,000	328,440
Chesapeake Lodging Trust	25,800	444,276
CubeSmart	103,400	1,206,678
Entertainment Properties Trust	10,300	423,433
Extra Space Storage, Inc.	10,500	321,300
HCP, Inc.	77,700	3,430,455
Health Care REIT, Inc.	72,100	4,203,430
Hersha Hospitality Trust	191,979	1,013,649
Host Hotels & Resorts, Inc.	150,546	2,381,638
LaSalle Hotel Properties	26,500	772,210
LTC Properties, Inc.	10,200	370,056
Pebblebrook Hotel Trust	30,006	699,440
Plum Creek Timber Co., Inc.	14,800	587,560
Public Storage	33,400	4,823,294
Sovran Self Storage, Inc.	17,600	881,584
Sunstone Hotel Investors, Inc. (d)	55,900	614,341
Ventas, Inc.	73,896	4,664,315
		27,914,136
Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
Crown Castle International Corp. (d)	19,700	1,155,602
Total common stocks (cost: $69,372,857)		102,965,106
Preferred Stocks (1.8%)
Financial (1.8%)
Diversified REIT's (0.5%)
CapLease, Inc. Series A	20,500	512,090

See accompanying notes to financial statements.

Advantus Real Estate Securities Fund
Investments in Securities – continued

	Shares	Value(a)
Office REIT's (0.7%)
Digital Realty Trust, Inc. Series E	30,500	$819,535
Specialized REIT's (0.6%)
Pebblebrook Hotel Trust Series B	23,500	615,465
Total preferred stocks (cost: $1,775,664)		1,947,090
Short-Term Securities (2.2%)
Investment Company (2.2%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	2,319,623	2,319,623
Total short-term securities (cost: $2,319,623)		2,319,623
Total investments in securities (cost: $73,468,144) (e)		107,231,819
Cash and other assets in excess of liabilities (0.5%)		587,514
Total net assets (100.0%)		$107,819,333

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the Notes to Financial Statements.

(b)  Fully or partially pledged as collateral for the following call options written (See Notes 2 and 7).

Call Options Written	Contracts	Expiration Date	Exercise Price	Value(a)
Starwood Hotels & Resorts Worldwide, Inc.	163	July 2012	$55.00	$(11,247)

(c)  The Fund held 2.7% of net assets in foreign securities at June 30, 2012.

(d)  Non-income producing security.

(e)  At June 30, 2012, the cost of securities for federal income tax purposes was $75,120,946. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$32,192,682
Gross unrealized depreciation	(85,809)
Net unrealized appreciation	$32,110,873

See accompanying notes to financial statements.

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2012

(Unaudited)

	Advantus Bond Fund	Advantus Money Market Fund		Advantus Mortgage Securities Fund	Advantus Index 500 Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*	$375,015,624		$102,556,450	$117,482,632	$441,699,315
Cash in bank on demand deposit	–		–	–	1,691
Foreign currency in bank on deposit (identified cost $1,286,692 for Advantus International Bond Fund)	–		–	–	–
Receivable for Fund shares sold	2		–	491	5
Receivable for investment securities sold (including paydowns)	3,253,674		–	–	392,876
Receivable for investment securities sold on a forward – commitment basis (note 2)	2,126,937		–	3,681,332	–
Dividends and accrued interest receivable	2,574,524		53,985	359,884	563,356
Receivable for refundable foreign income taxes withheld	135		–	–	–
Receivable from Adviser (note 4)	–		53,375	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	–		–	–	–
Variation margin receivable	60,070		–	–	290,700
Prepaid expenses	8,097		6,327	6,149	16,009
Total assets	383,039,063		102,670,137	121,530,488	442,963,952
Liabilities
Bank overdraft	–		1,499,603	–	–
Payable for Fund shares repurchased	109,464		233,337	72,547	22,192
Payable for investment securities purchased	3,770,157		–	76,933	694,519
Payable for investment securities purchased on a forward – commitment basis (note 2)	15,779,990		–	20,341,681	–
Payable to Adviser	198,704		49,062	59,282	143,155
Accrued expenses	46,145		37,355	38,953	59,176
Unrealized depreciation on forward foreign currency contracts held, at value	–		–	–	–
Call options written at value (premiums of $18,148 for Advantus Real Estate Fund)	–		–	–	–
Total liabilities	19,904,460		1,819,357	20,589,396	919,042
Net assets applicable to outstanding capital stock	$363,134,603		$100,850,780	$100,941,092	$442,044,910
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$1,873,475		$1,008,943	$587,967	$913,198
Additional paid-in-capital	368,965,077		99,883,271	125,828,610	190,032,721
Undistributed/accumulated earnings (deficit)	(7,703,949)		(41,434)	(25,475,485)	251,098,991
Total – representing net assets applicable to outstanding capital stock	$363,134,603		$100,850,780	$100,941,092	$442,044,910
Net assets by class:
Class 1	$527,669	$	N/A	$200,226	$639,936
Class 2	362,606,934		100,850,780	100,740,866	441,404,974
Net asset value per share of outstanding capital stock by class:
Class 1	1.955		N/A	1.732	4.883
Class 2	1.938		1.000	1.717	4.841
* Identified cost	$363,069,045		$102,556,450	$116,967,639	$201,182,032
** Shares outstanding by class:
Class 1	269,884		N/A	115,617	131,055
Class 2	187,077,636		100,894,279	58,681,104	91,188,728

See accompanying notes to financial statements.

	Advantus International Bond Fund	Advantus Index 400 Mid-Cap Fund	Advantus Real Estate Securities Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*	$112,975,027	$172,575,820	$107,231,819
Cash in bank on demand deposit	–	–	11,890
Foreign currency in bank on deposit (identified cost $1,286,692 for Advantus International Bond Fund)	1,239,752	–	–
Receivable for Fund shares sold	10,924	19,610	82,021
Receivable for investment securities sold (including paydowns)	–	1,611,191	697,641
Receivable for investment securities sold on a forward – commitment basis (note 2)	–	–	–
Dividends and accrued interest receivable	1,473,564	162,560	314,184
Receivable for refundable foreign income taxes withheld	187,220	–	–
Receivable from Adviser (note 4)	–	–	–
Unrealized appreciation on forward foreign currency contracts held, at value	3,087,307	–	–
Variation margin receivable	–	192,960	–
Prepaid expenses	8,591	7,443	6,709
Total assets	118,982,385	174,569,584	108,344,264
Liabilities
Bank overdraft	–	–	–
Payable for Fund shares repurchased	–	–	70
Payable for investment securities purchased	–	550,574	393,507
Payable for investment securities purchased on a forward – commitment basis (note 2)	–	–	–
Payable to Adviser	84,706	58,717	84,220
Accrued expenses	55,967	43,924	35,887
Unrealized depreciation on forward foreign currency contracts held, at value	1,280,582	–	–
Call options written at value (premiums of $18,148 for Advantus Real Estate Fund)	–	–	11,247
Total liabilities	1,421,255	653,215	524,931
Net assets applicable to outstanding capital stock	$117,561,130	$173,916,369	$107,819,333
Represented by:
Capital stock – authorized 10 trillion shares of $.01 par value**	$532,629	$766,275	$362,510
Additional paid-in-capital	110,788,560	139,651,308	74,558,860
Undistributed/accumulated earnings (deficit)	6,239,941	33,498,786	32,897,963
Total – representing net assets applicable to outstanding capital stock	$117,561,130	$173,916,369	$107,819,333
Net assets by class:
Class 1	$490,459	$351,015	$648,154
Class 2	117,070,671	173,565,354	107,171,179
Net asset value per share of outstanding capital stock by class:
Class 1	2.227	2.289	3.000
Class 2	2.207	2.270	2.974
* Identified cost	$110,768,110	$142,881,325	$73,468,144
** Shares outstanding by class:
Class 1	220,276	153,322	216,029
Class 2	53,042,627	76,474,174	36,034,930

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2012

(Unaudited)

	Advantus Bond Fund	Advantus Money Market Fund	Advantus Mortgage Securities Fund	Advantus Index 500 Fund
Investment Income
Interest (net of foreign withholding taxes of $83,243 for Advantus International Bond Fund)	$5,577,199	$93,264	$1,526,574	$1
Dividends (net of foreign withholding taxes of $9,146 for Advantus Real Estate Securities Fund)	701	–	750	4,701,155
Total investment income	5,577,900	93,264	1,527,324	4,701,156
Expenses (note 4):
Investment advisory fee	722,436	155,104	205,208	330,655
Rule 12b-1 fees – class 2	450,937	129,253	128,023	550,416
Shareholder servicing fee	81,280	47,348	31,885	53,013
Audit and accounting services	26,158	24,362	28,040	22,420
Administrative services fee	27,710	17,921	31,293	15,572
Legal fees	13,642	12,567	14,355	13,130
Custodian fees	4,728	3,135	1,449	7,036
Printing and shareholder reports	8,057	8,057	8,057	8,057
Trustee's fees	9,351	9,352	9,351	9,351
S&P Licensing fee	–	–	–	24,702
Insurance	6,534	2,125	2,177	6,763
Other	10,018	9,101	4,459	11,639
Total expenses before waiver	1,360,851	418,325	464,297	1,052,754
Less waiver[1]	–	(325,061)	–	–
Total expenses net of waiver	1,360,851	93,264	464,297	1,052,754
Investment income – net	4,217,049	–	1,063,027	3,648,402
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)	4,007,116	(145)	361,869	10,274,016
Written options transactions	–	–	–	–
Foreign currency transactions	–	–	–	–
Net increase from litigation payments	–	–	–	5,951
Futures transactions	(451,760)	–	–	667,048
Net change in unrealized appreciation or depreciation on:
Investments	6,027,278	–	512,584	24,110,878
Options written	–	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	–
Futures transactions	15,486	–	–	(79,027)
Net gains (losses) on investments	9,598,120	(145)	874,453	34,978,866
Net increase (decrease) in net assets resulting from operations	$13,815,169	$(145)	$1,937,480	$38,627,268

1  Waiver includes advisory fees of $155,104, Rule 12b-1 distribution fees of $129,253, and other fees of $40,704.

See accompanying notes to financial statements.

	Advantus International Bond Fund	Advantus Index 400 Mid-Cap Fund	Advantus Real Estate Securities Fund
Investment Income
Interest (net of foreign withholding taxes of $83,243 for Advantus International Bond Fund)	$2,775,204	$1	$6
Dividends (net of foreign withholding taxes of $9,146 for Advantus Real Estate Securities Fund)	139	1,264,816	1,696,502
Total investment income	2,775,343	1,264,817	1,696,508
Expenses (note 4):
Investment advisory fee	350,313	132,565	363,853
Rule 12b-1 fees – class 2	145,407	220,556	129,259
Shareholder servicing fee	37,037	32,429	31,084
Audit and accounting services	30,072	23,137	19,373
Administrative services fee	29,325	20,550	20,550
Legal fees	12,796	12,567	12,567
Custodian fees	58,982	5,501	6,771
Printing and shareholder reports	8,057	8,057	8,057
Trustee's fees	9,351	9,352	9,352
S&P Licensing fee	–	10,082	–
Insurance	1,650	2,595	1,447
Other	4,541	5,942	4,252
Total expenses before waiver	687,531	483,333	606,565
Less waiver[1]	–	–	–
Total expenses net of waiver	687,531	483,333	606,565
Investment income – net	2,087,812	781,484	1,089,943
Realized and unrealized gains (losses) on investments and foreign currencies:
Investments (note 3)	964,022	3,295,995	5,877,640
Written options transactions	–	–	117,667
Foreign currency transactions	424,672	–	(81)
Net increase from litigation payments	–	6,924	–
Futures transactions	–	341,498	–
Net change in unrealized appreciation or depreciation on:
Investments	(374,141)	8,154,190	6,732,069
Options written	–	–	(2,006)
Translation of assets and liabilities in foreign currency	2,549,605	–	13
Futures transactions	–	188,452	–
Net gains (losses) on investments	3,564,158	11,987,059	12,725,302
Net increase (decrease) in net assets resulting from operations	$5,651,970	$12,768,543	$13,815,245

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2012 and year ended December 31, 2011

(Unaudited)

	Advantus Bond Fund		Advantus Money Market Fund		Advantus Mortgage Securities Fund
	2012	2011	2012	2011	2012	2011
Operations:
Investment income – net	$4,217,049	$8,275,106	$–	$–	$1,063,027	$1,473,184
Net realized gains (losses) on investments	3,555,356	7,634,363	(145)	(6,355)	361,869	(1,050,309)
Net change in unrealized appreciation or depreciation of investments	6,042,764	12,486,050	–	–	512,584	6,756,796
Net increase in net assets resulting from operations	13,815,169	28,395,519	(145)	(6,355)	1,937,480	7,179,671
Capital stock transactions (note 6):
Proceeds from sales
Class 1	95,479	150,057	–	–	35,795	66,867
Class 2	3,647,893	6,480,843	8,797,862	32,834,091	926,807	1,204,394
Payments for redemption of shares
Class 1	(7,703)	(91,052)	–	–	(35,610)	(40,341)
Class 2	(14,126,790)	(41,479,259)	(16,061,936)	(31,613,708)	(7,172,476)	(15,662,165)
Increase (decrease) in net assets from capital stock transactions	(10,391,121)	(34,939,411)	(7,264,074)	1,220,383	(6,245,484)	(14,431,245)
Total increase (decrease) in net assets	3,424,048	(6,543,892)	(7,264,219)	1,214,028	(4,308,004)	(7,251,574)
Net assets at beginning of year	359,710,555	366,254,447	108,114,999	106,900,971	105,249,096	112,500,670
Net assets at end of period	$363,134,603	$359,710,555	$100,850,780	$108,114,999	$100,941,092	$105,249,096
Capital share transactions:
Proceeds from sales
Class 1	49,757	82,945	–	–	20,809	40,902
Class 2	1,925,563	3,678,372	8,797,862	32,834,091	545,428	740,366
Net change from capital transactions	1,975,320	3,761,317	8,797,862	32,834,091	566,237	781,268
Payments for redemption of shares
Class 1	(4,034)	(49,729)	–	–	(20,838)	(24,500)
Class 2	(7,394,542)	(22,974,724)	(16,061,936)	(31,613,708)	(4,214,095)	(9,552,868)
Net change from capital transactions	(7,398,576)	(23,024,453)	(16,061,936)	(31,613,708)	(4,234,933)	(9,577,368)

See accompanying notes to financial statements.

	Advantus Index 500 Fund		Advantus International Bond Fund
	2012	2011	2012	2011
Operations:
Investment income – net	$3,648,402	$6,890,955	$2,087,812	$4,442,577
Net realized gains (losses) on investments	10,947,015	13,806,467	1,388,694	4,548,784
Net change in unrealized appreciation or depreciation of investments	24,031,851	(13,103,040)	2,175,464	(9,255,039)
Net increase in net assets resulting from operations	38,627,268	7,594,382	5,651,970	(263,678)
Capital stock transactions (note 6):
Proceeds from sales
Class 1	205,602	217,582	87,587	164,442
Class 2	2,147,959	17,108,213	3,246,803	7,201,535
Payments for redemption of shares
Class 1	(28,196)	(54,138)	(13,043)	(60,123)
Class 2	(18,308,847)	(57,829,338)	(2,793,561)	(7,638,810)
Increase (decrease) in net assets from capital stock transactions	(15,983,482)	(40,557,681)	527,786	(332,956)
Total increase (decrease) in net assets	22,643,786	(32,963,299)	6,179,756	(596,634)
Net assets at beginning of year	419,401,124	452,364,423	111,381,374	111,978,008
Net assets at end of period	$442,044,910	$419,401,124	$117,561,130	$111,381,374
Capital share transactions:
Proceeds from sales
Class 1	42,654	49,081	39,452	75,960
Class 2	451,320	3,776,531	1,453,105	3,338,538
Net change from capital transactions	493,974	3,825,612	1,492,557	3,414,498
Payments for redemption of shares
Class 1	(5,822)	(12,241)	(5,790)	(27,886)
Class 2	(3,799,893)	(12,878,294)	(1,272,088)	(3,532,181)
Net change from capital transactions	(3,805,715)	(12,890,535)	(1,277,878)	(3,560,067)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2012 and year ended December 31, 2011

(Unaudited)

	Advantus Index 400 Mid-Cap Fund		Advantus Real Estate Securities Fund
	2012	2011	2012	2011
Operations:
Investment income – net	$781,484	$1,236,315	$1,089,943	$907,835
Net realized gains (losses) on investments	3,644,417	7,752,683	5,995,226	5,181,881
Net change in unrealized appreciation or depreciation of investments	8,342,642	(12,191,836)	6,730,076	(619,427)
Net increase in net assets resulting from operations	12,768,543	(3,202,838)	13,815,245	5,470,289
Capital stock transactions (note 6):
Proceeds from sales
Class 1	104,968	96,954	135,444	173,435
Class 2	1,241,720	4,531,217	928,111	2,302,364
Payments for redemption of shares
Class 1	(20,465)	(22,246)	(17,687)	(43,743)
Class 2	(6,077,980)	(18,207,413)	(5,943,510)	(11,109,452)
Increase (decrease) in net assets from capital stock transactions	(4,751,757)	(13,601,488)	(4,897,642)	(8,677,396)
Total increase (decrease) in net assets	8,016,786	(16,804,326)	8,917,603	(3,207,107)
Net assets at beginning of year	165,899,583	182,703,909	98,901,730	102,108,837
Net assets at end of period	$173,916,369	$165,899,583	$107,819,333	$98,901,730
Capital share transactions:
Proceeds from sales
Class 1	44,992	44,565	47,650	67,710
Class 2	549,133	2,108,236	330,446	920,056
Net change from capital transactions	594,125	2,152,801	378,096	987,766
Payments for redemption of shares
Class 1	(8,674)	(10,075)	(6,200)	(17,140)
Class 2	(2,634,166)	(8,150,244)	(2,115,458)	(4,328,599)
Net change from capital transactions	(2,642,840)	(8,160,319)	(2,121,658)	(4,345,739)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

Advantus Bond Fund

	Class 1 Shares
	Six months ended June 30, 2012		For the year ended December 31,			Inception(a) to December 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$1.880		$1.736	$1.583	$1.370	$1.580
Income from investment operations:
Net investment income (b)	.025		.045	.067	.077	.070
Net gains (losses) on securities (both realized and unrealized)	.050		.099	.086	.136	(.280)
Total from investment operations	.075		.144	.153	.213	(.210)
Net asset value, end of period	$1.955		$1.880	$1.736	$1.583	$1.370
Total return (c)	4.00%		8.30%	9.69%	15.85%	(13.53)%
Net assets, end of period (in thousands)	$528		$421	$331	$194	$115
Ratios to average net assets:
Expenses (d)	.50	%(e)	.50%	.50%	.51%	.50	%(e)
Net investment income	2.57	%(e)	2.48%	3.94%	5.27%	5.35	%(e)
Portfolio turnover rate (excluding short-term securities)	101.5%		270.5%	247.1%	266.4%	229.6%

	Class 2 Shares
	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$1.866		$1.727	$1.579	$1.370	$1.580	$1.540
Income from investment operations:
Net investment income (b)	.022		.041	.064	.073	.080	.080
Net gains (losses) on securities (both realized and unrealized)	.050		.098	.084	.136	(.290)	(.040)
Total from investment operations	.072		.139	.148	.209	(.210)	.040
Net asset value, end of period	$1.938		$1.866	$1.727	$1.579	$1.370	$1.580
Total return (c)	3.87%		8.03%	9.41%	15.57%	(13.52)%	2.29	%(f)
Net assets, end of period (in thousands)	$362,607		$359,289	$365,923	$346,750	$334,782	$406,106
Ratios to average net assets:
Expenses (d)	.75	%(e)	.75%	.75%	.76%	.75%	.73%
Net investment income	2.33	%(e)	2.26%	3.79%	5.04%	5.10%	5.18%
Portfolio turnover rate (excluding short-term securities)	101.5%		270.5%	247.1%	266.4%	229.6%	89.6%

(a)  The Class 1 shares of the Bond Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  In 2007, 0.10% of the Fund's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group, Inc. related to unrealized losses incurred on certain securities purchased in conjunction with the Fund's securities lending program. Excluding this unrealized gain, the total return would have been 2.19%.

Securian Funds Trust
Financial Highlights – continued

Advantus Money Market Fund

	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011		2010		2009		2008	2007
Net asset value, beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Income from investment operations:
Net investment income (a)	–		–		–		.003		.020	.040
Total from investment operations	–		–		–		.003		.020	.040
Dividends from net investment income	–		–		–	(b)	(.003)		(.020)	(.040)
Net asset value, end of period	$1.000		$1.000		$1.000		$1.000		$1.000	$1.000
Total return (c)	–%		–%		.03%		.27%		1.95%	–%
Net assets, end of period (in thousands)	$100,851		$108,115		$106,901		$114,369		$149,089	$133,217
Ratios to average net assets:
Expenses before waiver (d)	.81	%(e)	.69%		.78%		.77%		.68%	.68%
Expenses net of waiver (d)	.18	%(e)(f)	.14	%(f)	.23	%(f)	.65	%(f)	.68%	.68%
Net investment income	–%		–%		–%		.32%		1.88%	4.51%

(a)  Based on average shares outstanding during the year.

(b)  Amount represents less than $0.0005 per share.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see note 4).

Securian Funds Trust
Financial Highlights – continued

Advantus Mortgage Securities Fund

	Class 1 Shares
	Six months ended June 30, 2012		For the year ended December 31,			Inception(a) to December 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$1.698		$1.587	$1.482	$1.370	$1.580
Income from investment operations:
Net investment income (b)	.020		.025	.048	.068	.070
Net gains (losses) on securities (both realized and unrealized)	.014		.086	.057	.044	(.280)
Total from investment operations	.034		.111	.105	.112	(.210)
Net asset value, end of period	$1.732		$1.698	$1.587	$1.482	$1.370
Total return (c)	2.02%		7.00%	7.02%	8.32%	(13.32)%
Net assets, end of period (in thousands)	$200		$196	$157	$78	$49
Ratios to average net assets:
Expenses (d)	.65	%(e)	.63%	.62%	.66%	.56	%(e)
Net investment income	2.36	%(e)	1.54%	3.08%	4.78%	5.43	%(e)
Portfolio turnover rate (excluding short-term securities)	115.8%		241.8%	252.0%	209.6%	127.5%

	Class 2 Shares
	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$1.685		$1.579	$1.479	$1.370	$1.570	$1.520
Income from investment operations:
Net investment income (b)	.017		.022	.046	.066	.080	.080
Net gains (losses) on securities (both realized and unrealized)	.015		.084	.054	.043	(.280)	(.030)
Total from investment operations	.032		.106	.100	.109	(.200)	.050
Net asset value, end of period	$1.717		$1.685	$1.579	$1.479	$1.370	$1.570
Total return (c)	1.89%		6.73%	6.76%	8.05%	(12.97)%	3.19%
Net assets, end of period (in thousands)	$100,741		$105,053	$112,343	$117,316	$132,613	$187,180
Ratios to average net assets:
Expenses (d)	.91	%(e)	.87%	.87%	.91%	.81%	.76%
Net investment income	2.07	%(e)	1.34%	3.00%	4.65%	5.18%	5.44%
Portfolio turnover rate (excluding short-term securities)	115.8%		241.8%	252.0%	209.6%	127.5%	87.8%

(a)  The Class 1 shares of the Mortgage Securities Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2012		For the year ended December 31,			Inception(a) to December 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$4.465		$4.384	$3.818	$3.030	$4.400
Income from investment operations:
Net investment income (b)	.046		.083	.072	.065	.060
Net gains (losses) on securities (both realized and unrealized)	.372		(.002)	.494	.723	(1.430)
Total from investment operations	.418		.081	.566	.788	(1.370)
Net asset value, end of period	$4.883		$4.465	$4.384	$3.818	$3.030
Total return (c)	9.36%		1.85%	14.82%	26.18%	(31.26)%
Net assets, end of period (in thousands)	$640		$421	$252	$130	$24
Ratios to average net assets:
Expenses (d)	.23	%(e)	.23%	.22%	.23%	.22	%(e)
Net investment income	1.91	%(e)	1.88%	1.82%	1.93%	2.10	%(e)
Portfolio turnover rate (excluding short-term securities)	0.9%		4.6%	4.1%	6.7%	4.6%

	Class 2 Shares
	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$4.432		$4.362	$3.809	$3.030	$4.820	$4.590
Income from investment operations:
Net investment income (b)	.039		.070	.061	.058	.080	.070
Net gains (losses) on securities (both realized and unrealized)	.370		–	.492	.721	(1.870)	.160
Total from investment operations	.409		.070	.553	.779	(1.790)	.230
Net asset value, end of period	$4.841		$4.432	$4.362	$3.809	$3.030	$4.820
Total return (c)	9.22%		1.59%	14.54%	25.87%	(37.21)%	5.02	%(f)
Net assets, end of period (in thousands)	$441,405		$418,980	$452,113	$449,613	$372,627	$637,194
Ratios to average net assets:
Expenses (d)	.48	%(e)	.48%	.47%	.48%	.47%	.48%
Net investment income	1.65	%(e)	1.60%	1.55%	1.81%	1.85%	1.52%
Portfolio turnover rate (excluding short-term securities)	0.9%		4.6%	4.1%	6.7%	4.6%	3.5%

(a)  The Class 1 shares of the Index 500 Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  In 2007, 0.23% of the Fund's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group, Inc. related to unrealized losses incurred on certain securities purchased in conjunction with the Fund's securities lending program. Excluding this unrealized gain, the total return would have been 4.79%.

Securian Funds Trust
Financial Highlights – continued

Advantus International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2012		For the year ended December 31,			Inception(a) to December 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$2.115		$2.116	$1.853	$1.570	$1.540
Income from investment operations:
Net investment income (b)	.042		.089	.094	.070	.050
Net gains (losses) on securities (both realized and unrealized)	.070		(.090)	.169	.213	(.020)
Total from investment operations	.112		(.001)	.263	.283	.030
Net asset value, end of period	$2.227		$2.115	$2.116	$1.853	$1.570
Total return (c)	5.25%		(.01)%	14.19%	17.85%	2.34%
Net assets, end of period (in thousands)	$490		$395	$293	$138	$60
Ratios to average net assets:
Expenses (d)	.93	%(e)	.95%	.95%	.99%	1.00	%(e)
Net investment income	3.84	%(e)	4.07%	4.65%	4.08%	3.38	%(e)
Portfolio turnover rate (excluding short-term securities)	9.0%		18.8%	11.0%	56.5%	103.8%

	Class 2 Shares
	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$2.100		$2.105	$1.848	$1.570	$1.510	$1.380
Income from investment operations:
Net investment income (b)	.039		.083	.086	.065	.050	.030
Net gains (losses) on securities (both realized and unrealized)	.068		(.088)	.171	.213	.010	.100
Total from investment operations	.107		(.005)	.257	.278	.060	.130
Net asset value, end of period	$2.207		$2.100	$2.105	$1.848	$1.570	$1.510
Total return (c)	5.12%		(.26)%	13.90%	17.56%	4.23%	9.43%
Net assets, end of period (in thousands)	$117,071		$110,987	$111,685	$96,098	$93,006	$83,407
Ratios to average net assets:
Expenses (d)	1.18	%(e)	1.20%	1.19%	1.23%	1.25%	1.18%
Net investment income	3.57	%(e)	3.85%	4.28%	3.82%	3.13%	2.17%
Portfolio turnover rate (excluding short-term securities)	9.0%		18.8%	11.0%	56.5%	103.8%	139.3%

(a)  The Class 1 shares of the International Bond Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

Securian Funds Trust
Financial Highlights – continued

Advantus Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2012		For the year ended December 31,			Inception(a) to December 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$2.124		$2.168	$1.717	$1.260	$1.840
Income from investment operations:
Net investment income (b)	.013		.021	.019	.018	.020
Net gains (losses) on securities (both realized and unrealized)	.152		(.065)	.432	.439	(.600)
Total from investment operations	.165		(.044)	.451	.457	(.580)
Net asset value, end of period	$2.289		$2.124	$2.168	$1.717	$1.260
Total return (c)	7.77%		(2.02)%	26.24%	36.77%	(31.84)%
Net assets, end of period (in thousands)	$351		$249	$179	$88	$24
Ratios to average net assets:
Expenses (d)	.30	%(e)	.29%	.31%	.34%	.32	%(e)
Net investment income	1.15	%(e)	1.09%	1.02%	1.22%	1.33	%(e)
Portfolio turnover rate (excluding short-term securities)	3.5%		16.3%	13.2%	20.2%	24.0%

	Class 2 Shares
	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$2.109		$2.157	$1.713	$1.260	$1.980	$1.840
Income from investment operations:
Net investment income (b)	.010		.015	.014	.014	.020	.020
Net gains (losses) on securities (both realized and unrealized)	.151		(.063)	.430	.439	(.740)	.120
Total from investment operations	.161		(.048)	.444	.453	(.720)	.140
Net asset value, end of period	$2.270		$2.109	$2.157	$1.713	$1.260	$1.980
Total return (c)	7.63%		(2.26)%	25.93%	36.43%	(36.54)%	7.44	%(f)
Net assets, end of period (in thousands)	$173,565		$165,651	$182,525	$146,307	$112,397	$167,993
Ratios to average net assets:
Expenses (d)	.55	%(e)	.54%	.56%	.60%	.57%	.53%
Net investment income	.88	%(e)	.82%	.74%	1.01%	1.08%	1.21%
Portfolio turnover rate (excluding short-term securities)	3.5%		16.3%	13.2%	20.2%	24.0%	22.8%

(a)  The Class 1 shares of the Index 400 Mid-Cap Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  In 2007, 0.32% of the Fund's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group, Inc. related to unrealized losses incurred on certain securities purchased in conjunction with the Fund's securities lending program. Excluding this unrealized gain, the total return would have been 7.12%.

Securian Funds Trust
Financial Highlights – continued

Advantus Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2012		For the year ended December 31,			Inception(a) to December 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$2.623		$2.482	$1.920	$1.540	$2.260
Income from investment operations:
Net investment income (b)	.034		.031	.030	.044	.040
Net gains (losses) on securities (both realized and unrealized)	.343		.110	.532	.336	(.760)
Total from investment operations	.377		.141	.562	.380	(.720)
Net asset value, end of period	$3.000		$2.623	$2.482	$1.920	$1.540
Total return (c)	14.40%		5.68%	29.23%	24.90%	(31.97)%
Net assets, end of period (in thousands)	$648		$458	$308	$133	$38
Ratios to average net assets:
Expenses (d)	.92	%(e)	.92%	.94%	.99%	.92	%(e)
Net investment income	2.42	%(e)	2.44%	1.38%	2.85%	2.23	%(e)
Portfolio turnover rate (excluding short-term securities)	25.5%		57.7%	66.9%	67.1%	43.6%

	Class 2 Shares
	Six months ended June 30, 2012		Year ended December 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$2.603		$2.469	$1.915	$1.540	$2.410	$2.860
Income from investment operations:
Net investment income (b)	.029		.023	.020	.039	.040	.070
Net gains (losses) on securities (both realized and unrealized)	.342		.111	.534	.336	(.910)	(.520)
Total from investment operations	.371		.134	.554	.375	(.870)	(.450)
Net asset value, end of period	$2.974		$2.603	$2.469	$1.915	$1.540	$2.410
Total return (c)	14.26%		5.42%	28.91%	24.59%	(36.27)%	(15.76	)%(f)
Net assets, end of period (in thousands)	$107,171		$98,444	$101,801	$88,020	$71,421	$115,080
Ratios to average net assets:
Expenses (d)	1.17	%(e)	1.16%	1.19%	1.25%	1.17%	1.08%
Net investment income	2.12	%(e)	.90%	.90%	2.67%	1.98%	2.65%
Portfolio turnover rate (excluding short-term securities)	25.5%		57.7%	66.9%	67.1%	43.6%	37.3%

(a)  The Class 1 shares of the Real Estate Securities Portfolio of Advantus Series Fund, Inc., the Fund's predecessor, became effectively registered under the Securities Act of 1933 on November 6, 2007, but shares were not available to the public until February 11, 2008.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  In 2007, .31% of the Fund's total return consists of an unrealized gain on a guarantee and purchase agreement with Securian Financial Group, Inc. related to unrealized losses incurred on certain securities purchased in conjunction with the Fund's securities lending program. Excluding this unrealized gain, the total return would have been (16.07)%.

Securian Funds Trust
Notes to Investments in Securities

June 30, 2012

(1)  Organization

Securian Funds Trust (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a no-load, diversified open-end management investment company, except that Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust was organized on July 8, 2011. On May 1, 2012, the Trust adopted and amended the registration statement of Advantus Series Fund, Inc. (the "Series Fund") as filed with the Securities and Exchange Commission, pursuant to an Agreement and Plan of Reorganization (the "Reorganization Agreement") approved by both the Board of Directors of the Series Fund and the Board of Trustees of the Trust on July 28, 2011, and approved by a majority of the shareholders of each Portfolio of the Series Fund on October 21, 2011. Pursuant to the Plan of Reorganization, each Portfolio of the Series Fund was reorganized into a separate Fund of the Trust effective May 1, 2012. The successor Funds of the Trust have the same investment adviser, investment objectives, principal investment strategies and risks as the corresponding predecessor Portfolios of the Series Fund. Expenses of each Fund are not expected to increase as a result of the Reorganization. The Trust is a series trust that includes several different Funds. The Funds in the Trust are as follows: Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus International Bond, Advantus Index 400 Mid-Cap and Advantus Real Estate Securities. The Trust's prospectus provides a detailed description of each Fund's investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the Advantus Money Market Fund which offers shares in only one class. Class 2 shares and the Money Market Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to separate accounts of Minnesota Life Insurance Company ("Minnesota Life") and Securian Life Insurance Company, a wholly-owned subsidiary of Minnesota Life ("Securian Life") in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)  Summary of Significant Accounting Policies

The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily

Securian Funds Trust
Notes to Investments in Securities – continued

(2)  Summary of Significant Accounting Policies – (continued)

available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. ("Advantus Capital") Valuation Committee under the supervision of the Trust's Board of Trustees and in accordance with Board-approved valuation policies and procedures.

A Fund's investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out (FIFO) basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities on the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to or protect itself from market changes, the Funds (excluding the Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund

Securian Funds Trust
Notes to Investments in Securities – continued

(2)  Summary of Significant Accounting Policies – (continued)

may also buy and write put and call options on these future contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at fair value obtained from an independent pricing source. At June 30, 2012, no Funds held investments in repurchase agreements.

Options Transactions

Each Fund (excluding the Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Federal Taxes

The Funds are not required to pay federal or Delaware income taxes on its net investment income and net capital gains, as each Fund is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of each Fund are deemed to have been "passed through" to the shareholders in proportion to its holdings of the Fund regardless of whether such interest, dividends or gains and losses have been distributed by the Fund. The shareholders have provided evidence of exemption from federal taxation.

Distributions to Shareholders

Distributions to shareholders from net investment income for the Advantus Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock. As partnerships, the Funds are not required to distribute taxable income, and Funds other than Advantus Money Market Fund will not distribute taxable income.

Securian Funds Trust
Notes to Investments in Securities – continued

(2)  Summary of Significant Accounting Policies – (continued)

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2012, the Advantus Bond Fund and Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $17,462,383 and $16,699,772, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

New Accounting Pronouncements

In December 2011, the International Accounting Standards Board (IASB) and the Financial Accounting Standards Board ("FASB") issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities." These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a fund's financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

(3)  Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2012 were as follows:

	Non-U.S. Government		U.S. Government*
	Purchases	Sales	Purchases	Sales
Bond	$102,688,122	$90,748,422	$271,147,746	$268,376,159
Mortgage Securities	5,023,714	1,918,148	117,610,777	114,496,249
Index 500	3,964,629	19,252,535	–	–
International Bond	19,994,095	8,730,074	–	–
Index 400 Mid-Cap	6,028,631	8,209,741	–	–
Real Estate Securities	26,314,219	29,829,783	–	–

*  Includes U.S. government-sponsored enterprise securities

(4)  Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Advantus Capital, a wholly-owned subsidiary of Securian Financial Group, Inc. Under the advisory agreement, Advantus Capital manages the Fund's investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Securian Funds Trust
Notes to Investments in Securities – continued

(4)  Expenses and Related Party Transactions – (continued)

Each Fund of the Trust pays Advantus Capital an annual fee, based on average daily net assets, in the following amounts:

Annual Fee on Net Assets
Bond	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Money Market	.30% of net assets to $1 billion; and .25% of net assets exceeding $1 billion

Mortgage Securities	.40% of net assets to $1 billion; and .35% of net assets exceeding $1 billion

Index 500	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

International Bond	.60% of net assets to $1 billion; and .55% of net assets exceeding $1 billion

Index 400 Mid-Cap	.15% of net assets to $1 billion; and .10% of net assets exceeding $1 billion

Real Estate Securities	.70% of net assets to $1 billion; and .65% of net assets exceeding $1 billion

Advantus Capital has a sub-advisory agreement with Franklin Advisers, Inc. (the "Sub-Advisor), a registered investment Advisor for the Advantus International Bond Fund, under which Advantus Capital pays the Sub-Advisor an annual fee of .37% based on average daily net assets.

The Trust bears certain other operating expenses including independent directors' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific Fund will be allocated based upon the proportionate daily net assets of each Fund.

Administrative Services Fee

Each Fund pays an administrative services fee to Minnesota Life for accounting, legal and other administrative services which Minnesota Life provides. Administrative service fees for accounting fees are allocated to the Funds as determined by the providers based on time and effort. Total monthly fees by Fund range from $1,505 to $3,025. Legal services for each Fund are $1,333 per month.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. In 2012, these fees ranged from .01% to .05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors including base fees, size of assets, out of pocket expenses and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares and the Advantus Money Market Fund ("Covered Funds"). Each Covered Fund pays distribution fees at the annual rate of .25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. (Securian), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian may also use the fees to pay insurance companies, dealers or others for certain non-distribution services as provided for in the Distribution Plan.

Net Investment Income Maintenance Agreement for the Money Market Fund

Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of Advantus Money Market Fund), Advantus Capital Management, Inc. (Advantus Capital) and Securian Financial Services, Inc. (Securian

Securian Funds Trust
Notes to Investments in Securities – continued

(4)  Expenses and Related Party Transactions – (continued)

Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Advantus Capital agrees to waive, reimburse or pay Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Advantus Capital and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Advantus Capital or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Advantus Capital and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. For the six months ended June 30, 2012, the advisory, 12b-1 distribution and other fee waivers totaled $155,104, $129,253 and $40,704 respectively (including expenses waived under the prior agreement with Advantus Series Fund, Inc.). These amounts are reflected as fees waived in the accompanying Statement of Operations. As of June 30, 2012, Advantus Capital and Securian Financial have collectively waived a cumulative total of $1,785,711 pursuant to the Agreement, including expenses waived under the prior agreement with Advantus Series Fund, Inc. If Advantus Capital and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement shall continue in effect following May 1, 2013, provided such continuance is specifically approved by Advantus Capital, Securian Financial, and a majority of the Trust's independent Trustees.

(5)  Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the Advantus Money Market Fund which limits the investment in illiquid securities to 5% of net assets. At June 30, 2012, both the Advantus Bond Fund and Advantus Mortgage Securities Fund held illiquid securities of $14,098,136 and $3,123,299, respectively, which represent 3.9% and 3.1% of net assets, respectively. Pursuant to guidelines adopted by the Trust's Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of June 30, 2012:

Security	Acquisition Date	Acquisition Cost
Bond
BHN I Mortgage Fund	Various	$69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,858
Global Mortgage Securitization Ltd.	11/24/2004	1,167,726
Hometown Commercial Mortgage	Various	3,217,049
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	1,208,561
Multi Security Asset Trust	02/24/2005	1,523,169
OneBeacon US Holdings, Inc.	Various	486,163
StanCorp Financial Group, Inc.	09/20/2002	2,049,615
Symetra Financial Corp.	Various	1,707,856
The ADT Corp	06/27/2012	2,820,157
		$16,004,639

Securian Funds Trust
Notes to Investments in Securities – continued

(5)  Illiquid Securities – (continued)

Security	Acquisition Date	Acquisition Cost
Mortgage Securities
Asset Securitization Corp.	Various	$378,620
BHN I Mortgage Fund	Various	62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	768,425
Global Mortgage Securitization Ltd.	11/24/2004	969,504
GMAC Commercial Mortgage Sec.	Various	1,970
Hometown Commercial Mortgage	11/28/2006	867,032
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	401,828
Multi Security Asset Trust	02/24/2005	977,622
		$4,427,476

(6)  Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical investments. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of an investment. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, and written options.

The following is a summary of the levels used as of June 30, 2012, in valuing each Fund's assets and liabilities:

	Fair Value Measurement at June 30, 2012 using
Fund*	Level 1	Level 2	Level 3	Total
Bond
Assets
Government Obligations	$–	$174,739,467	$–	$174,739,467
Asset-Backed	–	15,035,769	1,693,301	16,729,070
Other Mortgage-Backed	–	32,619,509	22,633	32,642,142
Corporate Obligations	–	130,132,112	–	130,132,112
Investment Companies	20,772,833	–	–	20,772,833
Total Investments	20,772,833	352,526,857	1,715,934	375,015,624
Liabilities
Other Financial Instruments** Futures Contracts	(68,192)	–	–	(68,192)
Money Market
Assets
Commercial Paper	–	27,996,985	–	27,996,985
Corporate Notes	–	11,929,418	–	11,929,418
U.S. Government Obligations	–	39,899,893	–	39,899,893
Other Short-Term Investments	–	9,059,339	–	9,059,339
Investment Companies	13,670,815	–	–	13,670,815
Total Investments	13,670,815	88,885,635	–	102,556,450

Securian Funds Trust
Notes to Investments in Securities – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2012 using
Fund*	Level 1	Level 2	Level 3	Total
Mortgage Securities
Assets
Government Obligations	$–	$87,052,449	$–	$87,052,449
Asset-Backed	–	3,692,370	772,714	4,465,084
Other Mortgage-Backed	–	8,037,664	520,358	8,558,022
Investment Companies	17,407,077	–	–	17,407,077
Total Investments	17,407,077	98,782,483	1,293,072	117,482,632
Index 500
Assets
Common Stocks	429,998,767	–	–	429,998,767
Investment Companies	11,700,548	–	–	11,700,548
Total Investments	441,699,315	–	–	441,699,315
Liabilities
Other Financial Instruments** Futures Contracts	242,093	–	–	242,093
International Bond
Assets
Long Term Debt Securities
Argentina	–	726,038	–	726,038
Australia	–	10,567,410	–	10,567,410
Brazil	–	6,933,960	–	6,933,960
Hungary	–	3,801,763	–	3,801,763
Iceland	–	329,725	–	329,725
Indonesia	–	8,116,698	–	8,116,698
Ireland	–	5,857,915	–	5,857,915
Israel	–	1,200,695	–	1,200,695
Lithuania	–	2,392,184	–	2,392,184
Malaysia	–	1,743,350	–	1,743,350
Mexico	–	8,499,580	–	8,499,580
Philippines	–	161,593	–	161,593
Poland	–	12,119,540	–	12,119,540
Russia	–	3,440,651	–	3,440,651
Singapore	–	1,658,506	–	1,658,506
South Korea	–	17,355,825	–	17,355,825
Sri Lanka	–	1,438,954	–	1,438,954
Sweden	–	5,107,466	–	5,107,466
Ukraine	–	1,007,322	–	1,007,322
United States	–	411,207	–	411,207
Venezuela	–	803,400	–	803,400
Vietnam	–	939,400	–	939,400
Short Term Debt Securities
Australia	–	495,166	–	495,166
Hungary	–	109,515	–	109,515
Malaysia	–	4,029,370	–	4,029,370
Norway	–	3,085,284	–	3,085,284
Philippines	–	120,213	–	120,213
South Korea	–	90,404	–	90,404
Sri Lanka	–	3,225	–	3,225
United States	–	3,525,000	–	3,525,000
Investment Companies	6,903,668	–	–	6,903,668
Total Investments	6,903,668	106,071,359	–	112,975,027
Liabilities
Other Financial Instruments** Forward Foreign Currency Contracts	1,806,725	–	–	1,806,725

Securian Funds Trust
Notes to Investments in Securities – continued

(6)  Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2012 using
Fund*	Level 1	Level 2	Level 3	Total
Index 400 Mid-Cap
Assets
Common Stocks	$166,860,825	$–	$–	$166,860,825
Investment Companies	5,714,995	–	–	5,714,995
Total Investments	172,575,820	–	–	172,575,820
Liabilities
Other Financial Instruments** Futures Contracts	198,770	–	–	198,770
Real Estate Securities
Assets
Common Stocks	102,965,106	–	–	102,965,106
Preferred Stocks	1,947,090	–	–	1,947,090
Investment Companies	2,319,623	–	–	2,319,623
Total Investments	107,231,819	–	–	107,231,819
Liabilities
Other Financial Instruments** Written Options	(11,247)			(11,247)

*  For additional details, see Schedule of Investments.

**  Investments in Other Financial Instruments are derivative instruments reflected in the notes to the Schedule of Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Securian Funds Trust
Notes to Investments in Securities – continued

(6)  Fair Value Measurement – (continued)

Long-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Corporate obligations comprised of U.S. corporate and foreign corporate securities – These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Long-term debt securities comprised of foreign government and state and political subdivision securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

For the period ended June 30, 2012, it has been determined that no significant transfers between Levels 1 and 2 occurred.

Securian Funds Trust
Notes to Investments in Securities – continued

(6)  Fair Value Measurement – (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Fund's policy is to recognize transfers between the levels as of the end of the period. The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period.

Fund	Beginning Balance December 31, 2011	Purchases	Sales	Accrued discounts (premiums)	Total realized and unrealized gains (losses)	Transfers in to Level 3	Transfers out of Level 3	Ending Balance June 30, 2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at June 30, 2012
Bond
Asset-Backed	$1,654,362	$–	$–	$1	$38,938	$–	$–	$1,693,301	$38,938
Other Mortgage Backed	23,906	–	4,432	(95)	3,254	–	–	22,633	3,510
Total	1,678,268	–	4,432	(94)	42,192	–	–	1,715,934	42,448
Mortgage Securities
Asset-Backed	867,653	–	97,113	1	2,173	–	–	772,714	2,162
Other Mortgage Backed	544,165	–	81,786	1,083	56,896	–	–	520,358	28,674
Total	1,411,818	–	178,899	1,084	59,069	–	–	1,293,072	30,836
Index 500
Common	230	6,529	992	–	(5,767)	–	–	–	161
Preferred	230	548	88	–	(690)	–	–	–	161
Total	460	7,077	1,080	–	(6,457)	–	–	–	322

(7)  Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance. Generally the derivative instruments outstanding as of period end disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains or losses on derivatives during the period as disclosed in the Statement of Operations, serve as indications of the volume of derivatives activity. The volume of currency transactions increased slightly due to changes in global economic conditions, volatility, and other factors.

Equity derivatives were purchased or sold to generally manage the Advantus Index 500 and Index 400 Mid-Cap Funds' liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund's fixed income portfolio, as well as, to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives are used to attempt to hedge against the effects of exchange rate changes within the Advantus International Bond Fund's current or intended investments in foreign securities, as well as, to more

Securian Funds Trust
Notes to Investments in Securities – continued

(7)  Derivative Instruments Reporting – (continued)

efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

The tables below detail the risk exposure of each of the Funds from derivative instruments:

				Risk Exposure
Fund	Instrument Type	Total Value at June 30, 2012	Statement of Assets and Liabilities Location	Equity	Interest Rate	Foreign Exchange
Bond	Futures	$(68,192)	Variation Margin Receivable/Payable*	$–	$(68,192)	$–
Index 500	Futures	242,093	Variation Margin Receivable/Payable*	242,093	–	–
International Bond	Foreign Currency Forwards	1,806,725	Unrealized appreciation/ depreciation on forward foreign currency contracts	–	–	1,806,725
Index 400 Mid-Cap	Futures	198,770	Variation Margin Receivable/Payable*	198,770	–	–
Real Estate Securities	Options	(11,247)	Call options written at value	(11,247)	–	–
Total		$2,168,149		$429,616	$(68,192)	$1,806,725
				Realized Gain (Loss) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value at June 30, 2012	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Bond	Futures	$(451,760)	Net realized gains (losses) from futures transactions	$–	$(451,760)	$–
Index 500	Futures	667,048	Net realized gains (losses) from futures transactions	667,048	–	–
International Bond	Foreign Currency Forwards	424,672	Net realized gains (losses) from foreign currency transactions	–	–	424,672
Index 400 Mid-Cap	Futures	341,498	Net realized gains (losses) from futures transactions	341,498	–	–
Real Estate Securities	Options	117,667	Net realized gains (losses) from options transactions	117,667	–	–
Total		$1,099,125		$1,126,213	$(451,760)	$424,672

Securian Funds Trust
Notes to Investments in Securities – continued

(7)  Derivative Instruments Reporting – (continued)

				Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Instrument Type	Total Value at June 30, 2012	Statement of Operations Location	Equity	Interest Rate	Foreign Exchange
Bond	Futures	$15,486	Net change in unrealized appreciation or depreciation on futures transactions	$–	$15,486	$–
Index 500	Futures	(79,027)	Net change in unrealized appreciation or depreciation on futures transactions	(79,027)	–	–
International Bond	Foreign Currency Forwards	2,549,605	Net change in unrealized appreciation or depreciation on foreign currency transactions	–	–	2,549,605
Index 400 Mid-Cap	Futures	188,452	Net change in unrealized appreciation or depreciation on futures transactions	188,452	–	–
Real Estate Securities	Options	(2,006)	Net change in unrealized appreciation or depreciation on written options	(2,006)	–	–
Total		$2,672,510		$107,419	$15,486	$2,549,605

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Option Contracts Written

Contracts and premium amounts associated with options contracts written by the Fund during the period ended June 30, 2012 are as follows:

	Options outstanding at December 31, 2011	Written	Closed	Exercised	Expired	Options outstanding at June 30, 2012
Real Estate Securities
Premium amount	$51,223	$92,507	$53,026	$58,431	$14,125	$18,148
Number of contracts	447	1,081	815	481	69	163

As of June 30, 2012, Fund securities valued at $864,552 were held in escrow by the custodian as cover for call options written by the Fund.

Securian Funds Trust
Other Information

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 through June 30, 2012. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 366 to reflect the one-half year period.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Advantus Bond Fund	$1,000	$1,040.00	.50%	$2.54	$1,038.70	.75%	$3.80
Advantus Money Market Fund	1,000	1,000.00	.18%	0.90	NA	NA	NA
Advantus Mortgage Securities Fund	1,000	1,020.20	.65%	3.26	1,018.90	.91%	4.57
Advantus Index 500 Fund	1,000	1,093.60	.23%	1.20	1,092.20	.48%	2.50
Advantus International Bond Fund	1,000	1,052.50	.93%	4.75	1,051.20	1.18%	6.02
Advantus Index 400 Mid-Cap Fund	1,000	1,077.70	.30%	1.55	1,076.30	.55%	2.84
Advantus Real Estate Securities Fund	1,000	1,144.00	.92%	4.90	1,142.60	1.17%	6.23

Securian Funds Trust
Other Information – continued

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Advantus Bond Fund	$1,000	$1,022.38	.50%	$2.51	$1,021.13	.75%	$3.77
Advantus Money Market Fund	1,000	1,023.97	.18%	0.91	NA	NA	NA
Advantus Mortgage Securities Fund	1,000	1,021.63	.65%	3.27	1,020.34	.91%	4.57
Advantus Index 500 Fund	1,000	1,023.72	.23%	1.16	1,022.48	.48%	2.41
Advantus International Bond Fund	1,000	1,020.24	.93%	4.67	1,019.00	1.18%	5.92
Advantus Index 400 Mid-Cap Fund	1,000	1,023.37	.30%	1.51	1,022.13	.55%	2.77
Advantus Real Estate Securities Fund	1,000	1,020.29	.92%	4.62	1,019.05	1.17%	5.87

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Advantus Capital uses to vote proxies related to the Fund's securities is set forth in the Fund's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the SEC's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available to shareholders without charge on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. More information of the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

Each year, the Board of Directors of Advantus Series Fund, Inc., the predecessor to Securian Funds Trust, votes on the renewal of the Fund's Investment Advisory Agreement with Advantus Capital Management, Inc. ("Advantus"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 26, 2012.

Fund directors receive a variety of information throughout the year about each Portfolio's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The directors meet at least once each year with one or more members of each Portfolio's portfolio management team. Directors also receive frequent updates on industry developments and best practices, changes in Advantus' organization and staffing, brokerage allocation and other matters. The directors evaluated all information available to them on a Portfolio-by-Portfolio basis.

The directors also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met with alone with independent legal counsel.

Management Fee and Other Expenses

The directors evaluated a January 2012 report prepared by Lipper Analytical Service, Inc. ("Lipper") containing comparisons of each Portfolio's investment management, non-management and total expenses with industry peers independently selected by Lipper. This information indicated that each Portfolio (except International Bond Portfolio) has management fees and total expenses that are less than their peer group averages. International Bond Portfolio's total expenses remain somewhat higher than its peer group, but the directors believe this is predominantly due to such Portfolio's relatively smaller size. The directors noted that the Money Market Portfolio's actual and comparative expense ratios have been impacted by fee waivers during the prolonged period of low interest rates. Each Portfolio's management fee contains fee level breakpoints that will result in lower advisory fees and total expenses for such Portfolio as and when the assets of such Portfolio grow above the stated level. Based on this information, the directors concluded that the advisory fee payable by each Portfolio to Advantus is fair and reasonable.

Fees Charged to Other Advisory Clients of Advantus

The directors observed that Advantus' advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Portfolio with a similar strategy. The directors concluded, however, that the higher fees charged to the Portfolios are justified by the additional services provided by Advantus in managing the Portfolios (including the provision of office facilities, officers, administration and compliance, the coordination of Fund board, committee and vendor functions, regulatory filings and the performance of most Fund operations).

Costs of Services Provided and Profitability to Advantus

The directors review quarterly Board reports on Advantus' profitability in managing each Portfolio. The directors recognized that comparative profitability information is not generally ascertainable. Nonetheless, the directors did not view Advantus' profitability from any Portfolio as excessive.

Investment Results

The directors review a quarterly report comparing each Portfolio's investment performance for the most recently completed calendar quarter and one, three, five and (where applicable) ten year periods then ended with Lipper peer groups and with one or more benchmark indices. The directors observed strong absolute and relative performance by each actively managed Portfolio during the fourth quarter of 2011. It was noted that each of the Bond Portfolio and the Mortgage Securities Portfolio ranked in the top quarter of its peers during the most recent one and three-year periods, and that the Real Estate Securities Portfolio ranked in the middle of its peer

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

group during such periods. The report further indicated that the International Bond Portfolio ranked in the top 20% of its peers during the fourth quarter of 2011, but had underperformed earlier in 2011 due to its currency positions. The directors observed that the International Bond Portfolio was solidly in the top 20% of its peers over the most recent five-year period. The directors also noted that the Index 500 and Index 400 Mid-Cap Portfolios continue to match the benchmark performance before expenses and that the Money Market Portfolio continues to emphasize high quality securities, but like nearly all money market funds (before fee and expense waivers), experienced negative investment returns in 2011.

Ancillary Benefits to Advantus and Its Affiliates

The directors also considered that Advantus and its affiliates benefit from certain soft-dollar arrangements. The directors noted that Advantus' profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The directors also noted that Securian Financial Services, Inc. (the Fund's distributor) receives 12b-1 fees from the Portfolios. The directors also noted that Minnesota Life Insurance Company, an affiliate of Advantus, benefits by performing certain legal, compliance and other administrative services for the Fund, in return for a reimbursement of costs it incurs in connection with its provision of such services. The directors also recognize that Advantus and its affiliates derive reputational and other benefits from their association with the Portfolios and Fund.

Nature, Extent and Quality of Services Provided by Advantus

In addition to investment management services, Advantus provides the Fund with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Fund services providers) and executive and other personnel as are necessary for its operations. Advantus pays all of the compensation of management directors, officers and employees of the Fund (except that each Portfolio pays an equitable share of the compensation expense of the Fund's Chief Compliance Officer). The directors considered the quality and scope of services provided by Advantus under the Advisory Agreement and concluded that Advantus has provided commendable executive and administrative management and other services during and prior to the last year.

Sub-Advisory Agreement with Franklin Advisers, Inc.

At the January 26, 2012 meeting, the directors also unanimously approved the continuance of the Sub-Advisory Agreement (the "Sub-Advisory Agreement") between Advantus and Franklin Advisers, Inc. ("Franklin") relating to International Bond Portfolio. In addition to the directors' review of International Bond Portfolio's investment performance and expense ratios, the directors also requested and evaluated other information, including a report on Franklin's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that International Bond Portfolio will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to Franklin reflected in the Fund's registration statement are complete and accurate, and assurance that Franklin will operate in full compliance with applicable laws, regulations and exemptive orders. The directors also reviewed a summary of Franklin's code of ethics and overall compliance program. The directors requested, but did not receive, an analysis of Franklin's profitability in managing the Portfolio. However, the directors noted that Advantus and Franklin are not affiliated and were assured by Advantus that the Sub-Advisory Agreement was negotiated on an "arm's-length" basis. The directors reviewed the terms of the Sub-Advisory Agreement and met in private session with independent legal counsel. Based on the foregoing factors, the directors concluded that approving the continuance of the Sub-Advisory Agreement with Franklin was in the best interest of International Bond Portfolio and its shareholders.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued

Reorganization of Advantus Series Fund, Inc.

On May 1, 2012, Advantus Series Fund, Inc. was reorganized as a Delaware statutory trust named Securian Funds Trust (the "Trust"), and the various Portfolios of Advantus Series Fund, Inc. were reorganized as separately managed series ("Funds") of the Trust. Each of the directors of Advantus Series Fund, Inc. serves as a trustee of the Trust. The Trust (on behalf of each Fund) has entered into an Investment Advisory Agreement with Advantus, and Advantus has entered into a Sub-Advisory Agreement with Franklin relating to the reorganized International Bond Fund. Both the new Investment Advisory Agreement and the Sub-Advisory Agreement include terms and conditions (including the fees payable thereunder by each Fund to Advantus, or by Advantus to Franklin, as applicable) that are substantially identical to the terms and conditions of the previous Investment Advisory Agreement and Sub-Advisory Agreement. Based in substantial part on the information set forth in this Statement Regarding Basis for Approval of Advisory Contracts, the Board of Trustees, including the Trustees who are not interested persons of the Trust or Advantus, unanimously concluded at an in-person meeting held April 24, 2012 that approving these agreements was in the best interests of each Fund and its shareholders.

Securian Funds Trust
Trustees and Executive Officers

Under Delaware law, the Board of Trustees of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the Investment Company Act of 1940) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent ("Independent Trustees") and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Advantus Capital Management, Inc. or its affiliated companies, including Minnesota Life Insurance Company. 75% of the Board of Trustees is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees

Julie K. Getchell 1955	Trustee since October 21, 2011	Retired; Design Manager, Cargill, Inc. July 2011 to June 2012; Global Services Manager, Cargill Animal Nutrition from March 2010 to July 2011; Senior Financial Consultant, Cargill, Inc. from April 2009 to March 2010; Chief Financial Officer, La Crosse Global Fund Services from 2006 to April 2009; Senior Managing Director, Black River Global Fund Services, Cargill, Inc. from May 2005 to 2006

Linda L. Henderson 1949	Trustee since January 25, 2007	Retired; Professional Advisor, Carlson School of Management, University of Minnesota, 2004 to May 2007; Senior Vice President, Director of Fixed Income Research and Strategies, RBC Dain Rauscher Investments, 1985 to 2004; Chartered Financial Analyst

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees — continued

William C. Melton 1947	Trustee since April 25, 2002	Founder and President of Melton Research Inc. since 1997; member of the Advisory Board of Macroeconomic Advisors LLC since 1998; member, Minneapolis Star Tribune Board of Economists since 1986; member, State of Minnesota Council of Economic Advisors from 1988 to 1994; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Interested Trustee

Gregory S. Strong 1944	Trustee since October 21, 2011	Retired; President, Advantus Series Fund, Inc. from April 2007 to July 2011; retired since December 2008, previously Senior Vice President, Chief Actuary and Treasurer, Minnesota Life Insurance Company; Treasurer, Minnesota Mutual Companies, Inc., Senior Vice President and Treasurer, Securian Financial Group, Inc.; Treasurer, Securian Holding Company

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2)

David M. Kuplic 1957	President since July 28, 2011	Senior Vice President, Minnesota Life Insurance Company since June 2007; Executive Vice President and Director, Advantus Capital Management, Inc. since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; President and Director, MCM Funding 1997-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1997-1, Inc., June 2004 to July 2007; President and Director, MCM Funding 1998-1, Inc. (entity holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since July 2007; Vice President, MCM Funding 1998-1, Inc., June 2004 to July 2007; Senior Vice President, Securian Financial Group, Inc. since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2007; Senior Vice President, Securian Life Insurance Company since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010

Securian Funds Trust
Trustees and Executive Officers – continued

Name, Address(1) and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Other Executive Officers(2) — continued

Gary M. Kleist 1959	Vice President and Treasurer since July 24, 2003	Financial Vice President, Chief of Operations and Director, Advantus Capital Management, Inc. since December 1997; Second Vice President, Minnesota Life Insurance Company since February 2000; Vice President and Secretary/Treasurer, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Advantus Capital) since July 2003; Financial Vice President, MCM Funding 1997-1, Inc. since October 1998 and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital) since August 1998; Second Vice President, Securian Financial Group, Inc. since February 2000; Second Vice President, Securian Life Insurance Company since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010 and Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010

Bruce P. Shay 1961	Vice President since July 28, 2011	Executive Vice President, Minnesota Life Insurance Company since March 2010; Executive Vice President, Securian Financial Group, Inc. since March 2010; Executive Vice President and Director, Securian Life Insurance Company since June 2010; Senior Vice President, Minnesota Life Insurance Company, February 2004 to February 2010; Senior Vice President, Securian Life Insurance Company, February 2007 to June 2010

Michael J. Radmer Dorsey & Whitney LLP 50 South Sixth Street Minneapolis, Minnesota 55402 1945	Secretary since April 16, 1998	Partner with the law firm of Dorsey & Whitney LLP

Securian Funds Trust
Trustees and Executive Officers – continued

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  Although not a 'corporate' officer of the Trust, Vicki L. Bailey, born in 1955, has served as the Trust's Chief Compliance Officer since July 2004. Ms. Bailey is also Vice President, Investment Law, Chief Compliance Officer and Secretary, Advantus Capital Management, Inc.; Vice President, Minnesota Life Insurance Company; Vice President and Secretary, MCM Funding 1997-1, Inc. and MCM Funding 1998-1, Inc. (entities holding legal title to mortgages beneficially owned by certain clients of Advantus Capital); Vice President, Securian Financial Group, Inc.; Vice President, Securian Life Insurance Company; Director, Personal Finance Company LLC; Vice President and Secretary, Marketview Properties, LLC and Marketview Properties II, LLC (entities holding certain real estate assets).

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This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

A03088-0812

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2012 Securian Funds Trust All rights reserved.

F34490 Rev 8-2012

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.  CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1).  During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board’s Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Ms.

Getchell as the Audit Committee’s financial expert.  Ms. Getchell is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.  Required only for annual reports on Form N-CSR.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.  Schedule I — Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not “interested persons” of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”).  The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees.  The names of potential independent director candidates are drawn from a number of sources, including recommendations from management of Advantus Capital Management, Inc., the registrant’s investment adviser.  Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent director, as well as his or her compatibility with respect to business philosophy and style.  The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire.  When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)           There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)  File the exhibits listed below as part of this Form.  Letter or number the exhibits in the sequence indicated.

(1)                          Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)                          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)                          Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Securities Exchange

Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date:  September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer (Principal Financial Officer)

Date:  September 5, 2012